Quarterly Holdings Report
for
Fidelity® Total Bond ETF
November 30, 2025
T14-NPRT1-0126
1.9862234.111
Asset-Backed Securities - 8.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)	6,062,787	6,081,357
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	2,684,000	2,692,342
Aimco CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 5.1036% 10/16/2038 (b)(c)(d)	26,046,000	25,999,873
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(d)	9,116,000	9,137,568
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)	12,891,000	12,924,233
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)	14,693,000	14,693,000
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	7,309,000	7,327,872
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.4098% 4/23/2037 (b)(c)(d)	12,500,000	12,530,888
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(d)	14,695,000	14,734,353
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)	10,452,000	10,483,920
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(d)	250,000	250,924
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	175,000	175,723
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	8,464,000	8,493,167
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)	4,765,000	4,782,368
OCP Aegis CLO Ltd Series 2024-39A Class A1, CME Term SOFR 3 month Index + 1.22%, 5.1136% 1/16/2037 (b)(c)(d)	26,881,000	26,880,892
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.37% 4/21/2037 (b)(c)(d)	36,000,000	36,113,653
TOTAL BAILIWICK OF JERSEY		193,302,133
BERMUDA - 0.1%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 1/15/2037 (b)(c)(d)	13,500,000	13,528,944
RRAM Series 2024-24A Class A1B2, CME Term SOFR 3 month Index + 1.55%, 5.4545% 1/15/2037 (b)(c)(d)	5,809,000	5,824,394
TOTAL BERMUDA		19,353,338
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	526,870	533,739
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	1,397,098	1,412,011
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (d)	2,720,323	2,744,220
TOTAL CANADA		4,689,970
GRAND CAYMAN (UK OVERSEAS TER) - 3.8%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.2674% 7/22/2037 (b)(c)(d)	3,380,000	3,384,610
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	6,610,000	6,630,769
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (b)(c)(d)	2,407,000	2,404,227
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	5,649,000	5,666,088
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(d)	5,730,000	5,744,417
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	9,588,000	9,604,875
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.3144% 7/20/2038 (b)(c)(d)	323,000	330,403
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	15,421,000	15,434,308
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (b)(c)(d)	1,292,000	1,293,173
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (b)(c)(d)	100,000	99,312
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(d)	991,000	994,593
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)	11,486,000	11,502,781
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.3045% 5/27/2038 (b)(c)(d)	24,607,000	24,689,114
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (b)(c)(d)	5,656,000	5,660,711
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.1716% 7/17/2038 (b)(c)(d)	17,543,000	17,586,472
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(d)	987,000	987,754
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(d)	300,000	305,038
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (b)(c)(d)	5,942,000	5,952,886
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)	3,378,000	3,390,779
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (b)(c)(d)	1,547,000	1,549,353
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)	125,000	124,559
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (b)(d)	100,000	98,293
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.1545% 7/15/2039 (b)(c)(d)	250,000	252,852
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	11,126,000	11,102,624
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(e)	12,578,000	12,578,000
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(d)	12,274,000	12,295,713
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(d)	1,224,000	1,225,714
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (b)(c)(d)	300,000	300,948
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (b)(c)(d)	100,000	100,438
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (b)(c)(d)	250,000	249,038
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	250,000	255,307
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	8,057,000	8,065,887
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(d)	7,985,000	8,007,869
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 10.708% 4/25/2037 (b)(c)(d)	250,000	252,472
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	151,008
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(e)	14,344,000	14,344,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)	12,780,000	12,779,540
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)	2,472,000	2,478,220
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(d)	1,985,000	1,983,317
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)	23,985,000	24,032,514
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (b)(c)(d)	250,000	256,918
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.7045% 1/15/2038 (b)(c)(d)	250,000	249,818
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1345% 10/15/2038 (b)(c)(d)	28,432,000	28,384,007
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)	7,839,000	7,849,042
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	200,000	199,845
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	11,642,000	11,663,642
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	12,630,000	12,633,928
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (b)(c)(d)	273,000	274,766
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (b)(c)(d)	250,000	253,253
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.67% 1/15/2039 (b)(c)(d)	250,000	249,992
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (b)(c)(d)	3,389,000	3,391,237
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(d)	6,020,000	6,036,465
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)	9,283,000	9,306,792
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.4116% 4/17/2037 (b)(c)(d)	6,856,000	6,869,287
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)	6,591,000	6,601,796
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)	3,502,000	3,507,442
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)	11,493,000	11,474,726
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (b)(c)(d)	27,720,000	27,736,715
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	11,320,000	11,352,613
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)	6,387,000	6,408,186
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.3844% 10/18/2037 (b)(c)(d)	3,490,000	3,497,608
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (b)(c)(d)	400,000	402,946
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	4,276,623	4,190,936
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	4,719,000	4,727,532
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	8,163,000	8,158,584
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (b)(c)(d)	14,865,000	14,879,865
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (b)(c)(d)	7,200,000	7,204,781
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.368% 4/25/2037 (b)(c)(d)	5,962,000	5,969,900
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	2,347,000	2,348,239
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	11,119,000	11,147,465
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(d)	2,070,000	2,073,912
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	7,916,000	7,915,675
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	6,529,000	6,538,748
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (b)(c)(d)	1,238,000	1,238,489
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(d)	1,275,000	1,276,260
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (b)(c)(d)	2,907,000	2,913,189
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	31,123,000	31,097,666
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)	13,668,000	13,676,611
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (b)(c)(d)	200,000	197,236
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)	13,472,000	13,436,986
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)	5,981,000	5,997,478
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.3844% 4/20/2038 (b)(c)(d)	250,000	253,540
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (b)(c)(d)	10,448,000	10,463,212
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(e)	11,163,000	11,163,000
Ocp Aegis Clo Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 0% 1/21/2038 (b)(c)(d)(e)	250,000	249,827
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (b)(c)(d)	200,000	200,653
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	12,001,000	12,014,417
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(e)	8,510,000	8,512,289
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	11,834,000	11,855,917
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)	7,599,000	7,602,275
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	7,020,000	7,029,961
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (b)(c)(d)	6,763,000	6,783,824
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2037 (b)(c)(d)	358,000	358,598
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)	27,328,000	27,246,043
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)	3,759,000	3,765,375
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (b)(c)(d)	107,000	107,971
Palmer Square Clo Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)	20,606,000	20,680,491
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	200,000	201,898
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(d)	13,063,000	13,069,401
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(d)	500,000	506,482
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	11,308,000	11,306,304
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (b)(c)(d)	250,000	248,608
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	4,336,527	4,337,914
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	500,000	496,589
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.265% 8/8/2032 (b)(c)(d)	250,000	248,419
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)	10,839,932	10,808,496
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(d)	25,404,000	25,449,397
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	322,596	316,151
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	35,400,000	35,459,614
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (b)(c)(d)	125,000	126,063
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	4,782,000	4,796,145
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(d)	4,495,000	4,500,421
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)	7,485,000	7,503,698
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)	11,684,000	11,699,388
Sixth Street Clo Xviii Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.3816% 10/17/2038 (b)(c)(d)	19,162,000	19,187,083
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)	9,224,000	9,246,700
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	4,217,000	4,227,850
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	1,018,864	1,019,085
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	1,410,969	1,411,675
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	396,965	389,448
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 5.6844% 1/20/2037 (b)(c)(d)	4,263,000	4,270,972
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	4,115,000	4,127,658
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	3,382,000	3,389,508
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		844,112,912
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	3,538,520	3,613,899
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (b)(c)(d)	4,297,000	4,307,124
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	3,000,000	2,988,771
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (b)(c)(d)	6,208,000	6,231,131
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)	7,545,000	7,544,683
TOTAL MULTI-NATIONAL		21,071,709
UNITED STATES - 3.3%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	4,254,551	4,378,151
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	3,975,277	4,090,763
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	6,343,643	6,469,799
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	39,806	39,686
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	43,519	42,953
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	665,007	639,204
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	1,821,724	1,726,642
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	8,238,474	8,411,603
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	1,400,000	1,403,451
Aligned Data Centers Issuer LLC Series 2023-1A Class A2, 6% 8/17/2048 (d)	330,000	332,447
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	11,754,696	12,052,080
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	83,613	82,767
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	54,382	52,409
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (d)	6,187,000	6,225,272
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (d)	903,838	910,267
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	3,330,000	3,338,817
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (d)	2,994,448	3,025,673
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (d)	14,355,996	14,434,816
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (d)	2,763,687	2,792,640
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	1,589,536	1,506,815
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(f)	60,054	60,072
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,400,000	1,411,942
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	6,505,831	6,522,072
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	274,552	275,170
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	996,000	1,004,985
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	8,465,000	8,538,259
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (d)	9,305,475	9,340,850
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	5,036,696	5,041,179
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	44,812	44,363
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	493,284	482,466
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	186,315	177,007
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	32,924	32,698
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (d)	1,500,000	1,520,731
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (d)	2,500,000	2,525,161
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (d)	1,365,000	1,392,349
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (d)	1,000,000	1,046,961
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	15,789,510	15,616,361
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	1,498,125	1,484,288
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	22,272,960	19,931,638
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	7,648,320	7,480,283
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (d)	22,615,680	21,358,681
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	10,115,000	10,187,150
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	8,205,000	8,262,411
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (d)	2,635,427	2,650,568
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (d)	2,500,000	2,504,600
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	614,433	620,928
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	1,030,824	1,035,382
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	32,058,700	31,843,102
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (d)	22,853,700	22,820,887
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	8,282,880	7,998,277
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (d)	11,635,963	11,081,411
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	28,839,488	26,533,101
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)	5,990,000	6,002,142
Enterprise Fleet Financing LLC Series 2022-4 Class A2, 5.76% 10/22/2029 (d)	1,688,968	1,696,179
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	2,906,965	2,912,243
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (d)	5,739,573	5,766,950
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (d)	2,000,000	2,027,246
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	1,349,060	1,354,667
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	6,555,000	6,573,353
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,139,228	1,142,286
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,470,000	1,482,456
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,270,000	1,278,048
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	7,485,000	7,490,185
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	13,478,000	13,525,176
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (d)	28,985,000	29,317,397
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	15,170,548	15,476,618
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (d)	500,000	507,371
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	8,295,000	8,411,936
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (d)	11,611,000	11,768,297
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	12,517,000	12,504,370
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	1,288,180	1,282,349
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	1,500,000	1,508,071
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (d)	5,439,254	5,454,669
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (d)	15,218,925	15,182,861
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	23,374,368	23,890,878
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	7,117,163	7,265,820
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	3,879,541	3,885,045
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (d)	2,285,012	2,288,742
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	718,331	721,900
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	2,621,833	2,639,087
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (d)	170,000	172,600
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (d)	18,242,632	18,142,363
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)	11,964,000	11,975,916
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (d)	10,670,000	10,684,033
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (d)	5,900,000	5,905,721
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	6,190,000	6,227,597
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	1,071,306	1,097,625
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	2,226,185	2,136,396
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	1,633,745	1,607,953
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	1,618,305	1,517,029
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	3,147,913	3,169,759
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	1,997,229	1,998,987
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (d)	2,882,334	2,889,354
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(d)	1,661,500	1,665,072
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (d)	5,048,388	5,067,575
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (d)	250,000	247,068
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	262,000	265,410
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	10,836,000	10,853,624
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	490,672	475,796
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	123,091	120,084
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	403,000	401,452
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	308,000	295,522
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (d)	6,715,000	6,747,803
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	7,459,358	7,681,824
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (d)	5,228,839	5,245,894
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	15,197,490	15,744,232
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	21,266,190	21,508,142
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	12,134,430	12,404,507
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	8,810,010	8,781,002
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	13,217,490	13,168,818
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	19,383,210	19,268,587
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	950,000	972,969
Taco Bell Fdg LLC Series 2021-1A Class A2I, 1.946% 8/25/2051 (d)	8,308,020	8,054,605
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	22,465,000	22,501,121
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	350,000	357,720
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	258,207	258,309
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (d)	1,000,000	1,011,547
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,500,000	1,525,644
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	1,361,000	1,410,845
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	1,762,791	1,766,890
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (d)	3,342,466	3,347,514
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	2,200,000	2,203,853
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	9,049,201	9,203,426
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	3,011,544	3,029,594
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	5,665,834	5,729,541
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	5,242,588	5,285,534
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	1,179,486	1,212,007
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	613,347	616,598
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	3,189,163	3,194,123
TOTAL UNITED STATES		765,287,515
TOTAL ASSET-BACKED SECURITIES (Cost $1,841,357,092)		1,851,431,476

Bank Loan Obligations - 5.0%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/13/2029 (b)(c)(g)	798,017	799,349
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 1/22/2031 (b)(c)(g)	132,740	132,971
		932,320
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/20/2030 (b)(c)(g)	4,778,775	4,771,608
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/22/2032 (b)(c)(g)	2,364,823	2,369,647
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (b)(c)(g)	997,090	928,839
		8,070,094
TOTAL CONSUMER DISCRETIONARY		9,002,414

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (b)(c)(g)	965,000	627,250
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3428% 9/18/2031 (b)(c)(g)	2,461,400	2,467,898
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 3/15/2030 (b)(c)(g)	574,264	574,264
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/12/2028 (b)(c)(g)	1,705,377	1,712,199
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/21/2031 (b)(c)(g)	334,900	335,318
Information Technology - 0.0%
Software - 0.0%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/31/2030 (b)(c)(g)	2,716,553	2,715,630
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9054% 5/29/2028 (b)(c)(g)	1,620,732	1,314,835
TOTAL CANADA		18,749,808
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/19/2032 (b)(c)(g)(h)	3,105,000	3,115,340
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (b)(c)(g)	1,405,478	1,406,181
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 2/4/2028 (b)(c)(g)	243,210	242,845

TOTAL FINLAND		1,649,026
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (b)(c)(g)	157,468	156,484
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(g)	11,800,232	11,824,776

TOTAL FRANCE		11,981,260
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9471% 4/30/2030 (b)(c)(g)	1,767,887	1,777,646
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7878% 10/18/2029 (b)(c)(g)	2,160,017	2,170,817
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (b)(c)(g)	787,608	789,625
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(g)(k)	246,629	13,565
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(c)(g)(i)	1,417	1,345
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.9355% 4/9/2026 (b)(c)(g)(i)	5,789	5,500
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3524% 4/9/2026 (b)(c)(g)(i)(j)	4,416	4,195
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(c)(g)(i)	6,541	6,214

TOTAL INDIA		30,819
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 6/4/2032 (b)(c)(g)	1,511,213	1,506,180
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (b)(c)(g)	104,731	76,977
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (b)(c)(g)	1,825,000	1,767,969
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc term loan 0% 7/27/2026 (b)(c)(g)(h)	378,861	343,183
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% (b)(c)(g)(k)	1,940,647	886,876
		1,230,059
TOTAL LUXEMBOURG		3,075,005
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 1/17/2032 (b)(c)(g)	6,541,335	6,554,418
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9371% 10/8/2032 (b)(c)(g)	455,000	455,569
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (b)(c)(g)	929,629	926,013
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1615% 4/3/2028 (b)(c)(g)	112,998	112,539
		1,038,552
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(c)(g)	2,910,022	1,382,261
TOTAL NETHERLANDS		9,430,800
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0734% 10/15/2029 (b)(c)(g)	1,000,000	982,500
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1545% 1/31/2032 (b)(c)(g)	1,310,000	1,284,887

TOTAL PUERTO RICO		2,267,387
SPAIN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.9224% 11/15/2027 (b)(c)(g)	2,475,000	2,473,837
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.31% 11/16/2028 (b)(c)(g)	868,944	872,358
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.4%, 0% 11/16/2028 (b)(c)(g)(h)	1,845,769	1,851,067

TOTAL SWEDEN		2,723,425
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(g)	4,654,365	3,711,856
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.484% 12/2/2031 (b)(c)(g)	7,667,850	7,657,345
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0302% 7/21/2030 (b)(c)(g)	4,989,410	4,980,080
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 10/31/2029 (b)(c)(g)	2,892,177	2,883,732
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 11/30/2030 (b)(c)(g)	3,928,713	3,911,544
		11,775,356
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 8/30/2032 (b)(c)(g)	1,035,000	1,041,469
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (b)(c)(g)	5,752,095	5,770,099
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 1/21/2030 (b)(c)(g)	542,278	542,110
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9598% 10/21/2030 (b)(c)(g)	1,142,424	1,142,424
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2098% 3/15/2032 (b)(c)(g)	2,354,100	2,354,100
TOTAL INDUSTRIALS		3,496,524

TOTAL UNITED KINGDOM		30,282,903
UNITED STATES - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.3531% 3/25/2026 (b)(c)(g)	1,105,978	734,369
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (b)(c)(g)(i)	30,082	31,586
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (b)(c)(g)	287,295	300,703
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (b)(c)(g)(i)	29,328	29,328
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (b)(c)(g)	275,045	179,747
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (b)(c)(g)	3,000,000	2,651,580
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.459% 7/1/2031 (b)(c)(g)	1,637,646	1,635,091
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/29/2032 (b)(c)(g)	4,425,000	4,430,531
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9157% 6/1/2028 (b)(c)(g)	1,786,666	1,808,249
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (b)(c)(g)	1,343,331	1,334,439
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (b)(c)(g)	11,667,409	11,588,655
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (b)(c)(g)	4,675,000	4,648,727
		29,373,005
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5302% 9/1/2027 (b)(c)(g)	579,120	575,141
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5302% 9/1/2027 (b)(c)(g)	5,480,000	5,433,749
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/30/2030 (b)(c)(g)	1,740,207	1,731,506
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9504% 10/21/2032 (b)(c)(g)	615,000	615,000
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2802% 8/7/2028 (b)(c)(g)	2,025,324	2,029,132
		10,384,528
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 7/8/2031 (b)(c)(g)	559,908	515,468
Media - 0.1%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6033% 8/21/2031 (b)(c)(g)	629,133	619,432
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4458% 10/28/2027 (b)(c)(g)	2,246,603	1,929,967
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2353% 12/15/2031 (b)(c)(g)	3,191,683	3,182,810
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (b)(c)(g)	7,223,624	6,587,945
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.484% 6/16/2032 (b)(c)(g)	2,210,000	1,886,788
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0985% 12/1/2028 (b)(c)(g)	553,250	553,090
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 6/28/2032 (b)(c)(g)	1,970,063	1,973,589
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.1157% 12/31/2030 (b)(c)(g)	130,894	118,621
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8779% 2/19/2030 (b)(c)(g)	404,843	348,570
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (b)(c)(g)	3,061,988	3,055,619
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 1/31/2029 (b)(c)(g)	3,729,538	3,689,931
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 1/31/2029 (b)(c)(g)	1,919,462	1,899,077
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/23/2030 (b)(c)(g)(h)	1,810,000	1,794,923
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (b)(c)(g)	1,215,000	1,191,636
		28,831,998
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 1/30/2031 (b)(c)(g)	4,045,110	4,070,392
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.67% 1/25/2031 (b)(c)(g)	394,000	395,024
		4,465,416
TOTAL COMMUNICATION SERVICES		73,570,415

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (b)(c)(g)(h)	1,805,000	1,805,000
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 3/3/2028 (b)(c)(g)	3,088,015	2,724,463
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/6/2030 (b)(c)(g)	2,023,360	2,022,348
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/28/2032 (b)(c)(g)	3,545,000	3,554,962
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 3/25/2032 (b)(c)(g)	825,855	827,920
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1515% 12/22/2028 (b)(c)(g)	2,829,584	2,645,661
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (b)(c)(g)	801,519	662,255
		14,242,609
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5302% 6/3/2028 (b)(c)(g)	2,243,215	2,185,923
Broadline Retail - 0.1%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 11/8/2032 (b)(c)(g)	2,417,019	2,419,774
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (b)(c)(g)	25,552,841	25,603,946
		28,023,720
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 12/11/2030 (b)(c)(g)	3,608,459	3,603,407
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 5/24/2032 (b)(c)(g)	2,690,000	2,663,584
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 8/1/2030 (b)(c)(g)	1,508,602	1,508,134
		7,775,125
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9059% 7/31/2028 (b)(c)(g)	5,161,763	5,174,461
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 6/12/2030 (b)(c)(g)	757,558	716,035
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(c)(g)	15,339,714	12,486,527
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (b)(g)	1,759,167	1,763,565
		20,140,588
Hotels, Restaurants & Leisure - 0.4%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.356% 2/7/2029 (b)(c)(g)	3,028,747	3,032,533
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 6/22/2030 (b)(c)(g)	480,964	481,840
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 11/24/2028 (b)(c)(g)	1,062,779	1,064,437
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/6/2030 (b)(c)(g)	4,330,930	4,284,027
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/6/2031 (b)(c)(g)	4,175,733	4,125,290
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0724% 11/1/2031 (b)(c)(g)	3,505,011	3,092,296
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 6/29/2029 (b)(c)(g)	329,346	297,943
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (b)(c)(g)	3,939,819	3,933,042
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/29/2029 (b)(c)(g)	17,499,325	17,475,702
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4157% 2/12/2029 (b)(c)(g)	3,809,525	3,817,144
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 1/28/2032 (b)(c)(g)	2,781,025	2,786,253
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/26/2030 (b)(c)(g)	1,476,025	1,476,025
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.998% 12/4/2031 (b)(c)(g)	2,009,750	2,017,166
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/27/2032 (b)(c)(g)	763,088	765,873
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 1/17/2031 (b)(c)(g)	3,097,395	3,082,342
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/2/2028 (b)(c)(g)	2,754,030	2,744,859
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(g)	4,694,010	4,482,779
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 4/26/2030 (b)(c)(g)	2,594,723	2,572,823
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.006% 11/5/2031 (b)(c)(g)	2,027,213	2,030,517
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.209% 4/16/2029 (b)(c)(g)	742,936	743,553
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(c)(g)	1,669,749	1,492,572
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 4/1/2031 (b)(c)(g)	2,468,750	2,443,544
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 7/18/2031 (b)(c)(g)	176,504	176,615
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 8/18/2032 (b)(c)(g)	885,000	886,133
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 7/2/2032 (b)(c)(g)	2,096,034	1,992,112
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(g)(j)	158,966	151,085
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/14/2031 (b)(c)(g)	3,258,811	3,261,288
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(g)	10,415,780	10,007,795
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (b)(c)(g)	519,531	501,348
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 8/3/2028 (b)(c)(g)	3,219,656	3,226,031
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0906% 3/2/2026 (b)(c)(g)	984,211	722,164
		89,167,131
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 9/26/2031 (b)(c)(g)	414,873	416,428
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.16% 10/24/2031 (b)(c)(g)	2,883,836	2,897,361
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (b)(c)(g)	2,333,552	2,180,074
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(g)	6,135,000	6,124,756
		11,618,619
Specialty Retail - 0.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8485% 11/5/2027 (b)(c)(g)	102,085	102,085
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (b)(c)(g)	3,388,376	3,405,318
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4512% 6/9/2031 (b)(c)(g)	2,148,300	2,154,208
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (b)(c)(g)	4,944,727	4,652,148
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (b)(c)(g)	1,859,454	1,836,508
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(g)(i)(k)	12,232	9,512
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (b)(c)(g)	1,560,000	1,563,713
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1928% 9/29/2032 (b)(c)(g)	1,300,000	1,301,352
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5302% 10/20/2028 (b)(c)(g)	3,335,304	3,234,344
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 10/20/2028 (b)(c)(g)	455,900	445,528
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (b)(c)(g)	2,957,599	2,845,033
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (b)(c)(g)	7,697,443	7,213,966
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 4/17/2028 (b)(c)(g)	2,815,669	2,801,140
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2031 (b)(c)(g)	677,972	677,905
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 10/31/2029 (b)(c)(g)	3,120,178	3,128,103
		35,370,863
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0257% 8/26/2031 (b)(c)(g)	2,902,725	2,909,982
TOTAL CONSUMER DISCRETIONARY		211,434,560

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 4/1/2032 (b)(c)(g)	808,889	812,933
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (b)(c)(g)	970,349	693,111
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1015% 1/24/2030 (b)(c)(g)	576,176	213,548
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (b)(c)(g)	933,112	934,745
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/31/2028 (b)(c)(g)	7,095,576	7,107,497
		9,761,834
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (b)(c)(g)	128,889	129,463
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(g)	3,060,000	3,010,275
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.1971% 9/30/2031 (b)(c)(g)	488,571	486,235
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.8515% 8/1/2029 (b)(c)(g)	3,836,501	2,822,015
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1855% 4/1/2029 (b)(c)(g)	1,411,702	1,372,881
		7,820,869
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 12/23/2030 (b)(c)(g)	663,974	666,776
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 10/28/2032 (b)(c)(g)	2,185,000	2,197,302
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(c)(g)(k)	972,365	29,171
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(g)(k)	342,959	157,418
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(g)(k)	203,658	93,479
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(g)	1,049,893	1,000,023
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(g)(i)	1,381,513	1,119,026
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 2/12/2031 (b)(c)(g)	2,691,433	2,682,578
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (b)(c)(g)	3,670,000	3,679,175
		11,624,948
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7802% 5/17/2028 (b)(c)(g)	2,454,295	1,208,741
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4224% 2/23/2029 (b)(c)(g)	435,463	424,101
		1,632,842
TOTAL CONSUMER STAPLES		30,840,493

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6774% 7/9/2031 (b)(c)(g)	2,311,650	2,316,713
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5302% 3/31/2028 (b)(c)(g)	3,746,760	3,734,283
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 12/31/2030 (b)(c)(g)	4,401,264	4,411,695
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (b)(c)(g)	522,371	523,024
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5157% 11/19/2029 (b)(c)(g)	1,224,218	1,224,879
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 4/1/2030 (b)(c)(g)	2,019,828	2,029,927
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 10/15/2031 (b)(c)(g)	2,084,497	2,089,708
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/30/2031 (b)(c)(g)	703,874	708,386
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.959% 2/11/2030 (b)(c)(g)	680,775	680,775
Mesquite Energy Inc 1LN, term loan 0% (b)(g)(i)(k)	31,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(g)(i)(k)	71,751	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(g)	15,969,139	7,124,472
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6871% 2/28/2030 (b)(c)(g)	1,292,483	1,293,297
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 8/1/2029 (b)(c)(g)	1,775,623	1,785,620
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7353% 10/1/2032 (b)(c)(g)	1,040,000	962,655
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.1407% 5/25/2029 (b)(c)(g)	4,333,010	4,318,581
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.1407% 5/25/2029 (b)(c)(g)	541,990	537,925
		33,741,940
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 6/13/2031 (b)(c)(g)	3,021,574	3,029,521
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(g)	5,304,192	5,321,696
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/17/2031 (b)(c)(g)	1,305,478	1,305,896
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 9/15/2031 (b)(c)(g)(h)	2,853,089	2,852,376
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 9/5/2031 (b)(c)(g)	2,216,904	2,222,424
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (b)(c)(g)	2,609,611	2,606,349
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8224% 12/15/2031 (b)(c)(g)	5,314,731	5,259,298
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (b)(c)(g)	711,425	711,126
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/1/2028 (b)(c)(g)	983,756	986,628
		24,295,314
Financial Services - 0.2%
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 1/31/2031 (b)(c)(g)	6,313,026	6,322,496
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (b)(c)(g)	1,690,000	1,641,413
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 11/5/2032 (b)(c)(g)	1,890,000	1,886,938
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 9/30/2031 (b)(c)(g)	1,169,250	1,173,389
Fusion Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1015% 6/6/2030 (b)(c)(g)	422,853	432,718
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 9/22/2032 (b)(c)(g)	2,055,000	1,971,773
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0257% 4/16/2029 (b)(c)(g)	1,665,031	1,666,596
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 11/17/2031 (b)(c)(g)	3,263,621	3,264,241
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 7/31/2031 (b)(c)(g)	5,788,284	5,713,152
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 7/31/2031 (b)(c)(g)	695,000	693,915
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.6657% 2/16/2032 (b)(c)(g)	890,000	880,913
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (b)(c)(g)	960,000	963,600
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 7/30/2032 (b)(c)(g)	1,925,209	1,889,111
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6154% 2/20/2030 (b)(c)(g)	1,354,109	1,358,767
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 7/6/2032 (b)(c)(g)	325,000	327,083
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8685% 11/21/2031 (b)(c)(g)	965,006	967,940
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 6/24/2031 (b)(c)(g)	1,876,299	1,876,299
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 6/24/2031 (b)(c)(g)	755,152	755,152
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (b)(c)(g)	8,373,241	8,379,772
		42,165,268
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 6/21/2032 (b)(c)(g)	2,064,825	2,062,574
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (b)(c)(g)	14,284,495	14,263,068
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/31/2032 (b)(c)(g)	2,755,000	2,765,331
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4157% 5/31/2033 (b)(c)(g)	700,000	717,206
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 9/19/2031 (b)(c)(g)	508,725	508,791
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2515% 1/30/2032 (b)(c)(g)	2,292,675	2,297,650
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 12/29/2031 (b)(c)(g)	1,436,089	1,436,764
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 8/19/2028 (b)(c)(g)	1,974,593	1,970,268
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 8/19/2028 (b)(c)(g)	3,786,085	3,777,150
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 9/19/2030 (b)(c)(g)	9,674,195	9,508,380
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 9/19/2030 (b)(c)(g)	4,504,975	4,417,128
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (b)(c)(g)	2,985,000	2,852,556
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/20/2029 (b)(c)(g)	6,340,000	5,925,237
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 7/31/2027 (b)(c)(g)	2,593,652	2,589,450
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (b)(c)(g)	3,919,556	3,918,577
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (b)(c)(g)	5,512,886	5,531,851
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 9/29/2030 (b)(c)(g)	2,930,684	2,933,116
		67,475,097
TOTAL FINANCIALS		133,935,679

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 1/15/2031 (b)(c)(g)	2,379,038	2,392,122
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 3/30/2029 (b)(c)(g)	205,176	205,196
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/1/2031 (b)(c)(g)	3,577,177	3,596,028
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/23/2028 (b)(c)(g)	7,061,475	7,070,514
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/23/2030 (b)(c)(g)	733,163	733,947
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(c)(g)	4,755,000	4,729,751
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 5/30/2031 (b)(c)(g)	1,956,330	1,967,344
		20,694,902
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1904% 2/15/2029 (b)(c)(g)	661,334	502,852
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6657% 9/17/2032 (b)(c)(g)	610,000	612,776
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (b)(c)(g)(i)	236,491	184,463
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2072% 2/11/2028 (b)(c)(g)	2,695,397	2,681,920
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/9/2031 (b)(c)(g)	2,509,074	2,512,938
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1015% 10/1/2027 (b)(c)(g)	488,843	483,344
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3844% 10/1/2032 (b)(c)(g)	1,125,000	1,130,681
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (b)(c)(g)	4,748,458	4,215,586
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/23/2031 (b)(c)(g)	3,102,887	3,109,434
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.0849% 10/23/2031 (b)(c)(g)(j)	401,220	402,066
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 8/25/2032 (b)(c)(g)	803,500	806,344
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (b)(c)(g)	184,907	186,468
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (b)(c)(g)	46,070	46,458
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 4/15/2031 (b)(c)(g)	1,981,016	1,988,247
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (b)(c)(g)(i)	61,904	60,046
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (b)(c)(g)	552,653	226,588
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7814% 3/2/2028 (b)(c)(g)	1,807,284	1,776,109
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8515% 3/2/2028 (b)(c)(g)	52,773	51,863
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 2/21/2031 (b)(c)(g)	2,506,952	2,517,507
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 11/15/2028 (b)(c)(g)	2,951,821	2,962,772
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5015% 6/30/2032 (b)(c)(g)	360,000	358,322
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3654% 12/4/2031 (b)(c)(g)	4,746,550	4,738,434
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0985% 10/1/2028 (b)(c)(g)	2,319,972	2,325,052
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.5015% 10/11/2031 (b)(c)(g)	417,713	417,713
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.4497% 10/11/2031 (b)(c)(g)	19,035	19,035
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 12/15/2027 (b)(c)(g)	491,221	492,553
		34,809,571
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 2/15/2029 (b)(c)(g)	6,974,910	6,960,402
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	265,000	258,375
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.734% 5/1/2031 (b)(c)(g)	5,696,080	5,468,237
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 9/28/2029 (b)(c)(g)	1,076,187	1,064,198
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 11/26/2031 (b)(c)(g)	6,647,609	6,584,723
		20,335,935
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (b)(c)(g)	12,855,463	12,681,914
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 8/2/2032 (b)(c)(g)	1,545,000	1,556,588
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.734% 10/31/2032 (b)(c)(g)	710,000	708,444
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 4/23/2031 (b)(c)(g)	3,382,400	3,340,120
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/5/2028 (b)(c)(g)	2,282,556	2,290,796
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/19/2031 (b)(c)(g)	2,959,726	2,848,736
		23,426,598
TOTAL HEALTH CARE		99,267,006

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 10/31/2030 (b)(c)(g)	409,823	411,318
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/27/2032 (b)(c)(g)	885,550	887,622
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6601% 2/26/2032 (b)(c)(g)	2,761,871	2,769,632
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1.5199% 2/26/2032 (b)(c)(g)(j)	261,144	261,878
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6153% 12/11/2031 (b)(c)(g)	1,842,522	1,846,355
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(g)(j)	89,595	89,781
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (b)(c)(g)	2,310,000	2,314,528
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/22/2030 (b)(c)(g)	3,832,635	3,836,391
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (b)(c)(g)	3,890,750	3,896,819
		16,314,324
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(g)	1,581,824	1,585,511
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(g)	601,676	603,077
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 11/23/2028 (b)(c)(g)	1,369,749	1,344,313
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(c)(g)	1,157,940	1,158,426
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.3371% 10/3/2029 (b)(c)(g)(i)	57,816	53,653
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.5871% 10/3/2029 (b)(c)(g)(i)	123,106	14,527
		4,759,507
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/3/2029 (b)(c)(g)	1,061,239	1,062,651
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/14/2029 (b)(c)(g)	632,864	634,902
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 9/8/2032 (b)(c)(g)	3,377,901	3,384,252
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (b)(c)(g)	254,346	202,204
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (b)(c)(g)	4,356,332	3,455,791
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 5/15/2031 (b)(c)(g)	1,938,816	1,391,101
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.0724% 5/31/2030 (b)(c)(g)	314,213	314,200
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (b)(c)(g)	2,703,847	2,703,685
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 1/24/2029 (b)(c)(g)	561,250	563,006
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.0015% 2/20/2032 (b)(c)(g)	2,205,538	2,170,624
		15,882,416
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/21/2028 (b)(c)(g)	7,425,359	7,435,086
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/20/2032 (b)(c)(g)	8,035,000	8,064,167
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 11/1/2031 (b)(c)(g)	1,307,220	1,317,024
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (b)(c)(g)(j)	151,590	152,727
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (b)(c)(g)	4,484,729	3,761,567
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/31/2028 (b)(c)(g)	1,462,652	1,468,869
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(g)	8,872,944	7,925,048
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.7515% 5/2/2030 (b)(c)(g)	326,700	326,292
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4904% 5/3/2029 (b)(c)(g)	552,731	448,309
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.9157% 2/9/2031 (b)(c)(g)	240,731	240,530
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8404% 8/1/2029 (b)(c)(g)	3,090,158	3,104,126
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 10/21/2028 (b)(c)(g)	2,225,179	2,237,418
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6711% 3/3/2032 (b)(c)(g)	2,075,000	2,077,573
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/20/2032 (b)(c)(g)(h)	760,000	758,100
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6366% 11/8/2032 (b)(c)(g)	1,488,461	1,494,578
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (b)(c)(g)	2,556,229	2,564,051
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (b)(c)(g)	1,466,458	1,428,960
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(g)	8,980,223	8,752,665
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3594% 7/25/2030 (b)(c)(g)	2,712,809	2,722,548
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.365% 10/8/2032 (b)(c)(g)	460,000	460,000
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 3/19/2032 (b)(c)(g)	172,052	169,579
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0302% 12/10/2026 (b)(c)(g)	547,567	547,227
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 9/10/2032 (b)(c)(g)	1,015,000	1,020,501
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2802% 10/19/2030 (b)(c)(g)	400,588	357,525
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0302% 4/19/2030 (b)(c)(g)	416,602	410,354
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 11/2/2029 (b)(c)(g)	3,600,239	3,594,226
		62,839,050
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.49% 3/27/2031 (b)(c)(g)	469,347	471,290
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 11/3/2031 (b)(c)(g)	989,428	991,902
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0302% 1/21/2028 (b)(c)(g)	1,493,893	1,496,223
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 2/16/2028 (b)(c)(g)	1,500,000	1,502,820
		4,462,235
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.734% 8/12/2032 (b)(c)(g)	1,935,460	1,941,401
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 7/16/2032 (b)(c)(g)	1,012,463	1,001,548
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (b)(c)(g)	2,730,262	2,725,430
		3,726,978
Machinery - 0.0%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/5/2032 (b)(c)(g)(h)	675,000	677,025
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (b)(c)(g)	920,000	924,600
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (b)(c)(g)	1,460,000	1,468,512
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 3/15/2030 (b)(c)(g)	1,632,324	1,637,433
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.484% 9/28/2028 (b)(c)(g)	138,288	137,511
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9479% 10/10/2031 (b)(c)(g)	586,160	589,460
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/2/2032 (b)(c)(g)	313,425	312,804
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 3/25/2031 (b)(c)(g)	3,912,763	3,905,446
		9,652,791
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1344% 4/20/2028 (b)(c)(g)	433,323	432,941
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (b)(c)(g)	940,275	942,861
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (b)(c)(g)	3,271,550	3,265,923
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.9543% 2/22/2031 (b)(c)(g)	719,149	720,472
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (b)(c)(g)	1,098,900	1,106,384
		6,468,581
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/12/2032 (b)(c)(g)	1,968,340	1,965,643
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 9/29/2031 (b)(c)(g)	2,972,000	2,975,715
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 10/30/2031 (b)(c)(g)	521,063	522,042
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 12/29/2028 (b)(c)(g)	3,034,305	2,032,650
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5906% 9/29/2028 (b)(c)(g)	758,530	761,625
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8404% 3/1/2031 (b)(c)(g)	360,451	360,451
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/30/2031 (b)(c)(g)	291,313	291,435
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 7/31/2031 (b)(c)(g)	3,542,659	3,548,186
		12,457,747
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8866% 4/8/2030 (b)(c)(g)	930,358	933,577
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2515% 8/6/2030 (b)(c)(g)	778,373	782,102
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.8134% 8/6/2030 (b)(c)(g)(j)	106,627	107,137
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2515% 1/2/2029 (b)(c)(g)	244,966	247,538
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.7631% 8/10/2029 (b)(c)(g)	709,281	526,641
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/26/2028 (b)(c)(g)	1,467,073	1,469,553
		4,066,548
TOTAL INDUSTRIALS		142,571,578

Information Technology - 1.0%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7098% 10/24/2030 (b)(c)(g)	78,016	78,211
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 12/17/2029 (b)(c)(g)	6,127,247	6,156,167
		6,234,378
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 7/2/2029 (b)(c)(g)	1,282,488	1,284,091
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 7/12/2032 (b)(c)(g)	1,796,014	1,798,817
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4157% 7/31/2033 (b)(c)(g)	1,470,000	1,466,325
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/30/2031 (b)(c)(g)	964,943	963,968
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (b)(c)(g)	2,227,525	2,236,190
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/17/2032 (b)(c)(g)	783,038	785,974
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4853% 10/1/2032 (b)(c)(g)	1,295,806	1,301,482
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 10/1/2032 (b)(c)(g)(j)	249,194	250,285
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0724% 10/24/2031 (b)(c)(g)	2,178,538	2,175,814
		12,262,946
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 2/3/2031 (b)(c)(g)	2,359,364	2,344,452
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (b)(c)(g)	152,000	134,103
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(c)(g)	5,106,708	4,878,745
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 10/31/2030 (b)(c)(g)	1,786,036	1,783,804
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 3/20/2033 (b)(c)(g)	1,910,000	1,874,188
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 3/20/2032 (b)(c)(g)	4,895,311	4,900,059
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 6/17/2031 (b)(c)(g)	2,786,850	2,792,591
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6904% 2/1/2028 (b)(c)(g)	9,142,593	8,004,705
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 6/20/2031 (b)(c)(g)	2,505,000	2,517,525
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	9,700,000	9,607,075
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(g)	8,975,311	8,732,977
		47,570,224
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/17/2029 (b)(c)(g)	867,649	869,791
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (b)(c)(g)	2,445,000	2,451,113
		3,320,904
Software - 0.7%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 2/24/2031 (b)(c)(g)	3,073,887	3,084,277
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/11/2028 (b)(c)(g)	6,636,787	6,635,261
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 7/6/2029 (b)(c)(g)	1,421,411	1,178,435
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (b)(c)(g)	5,216,925	5,203,518
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/21/2031 (b)(c)(g)	1,985,025	1,978,970
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (b)(c)(g)	3,926,100	3,932,225
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1853% 10/9/2032 (b)(c)(g)	1,875,000	1,855,462
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (b)(c)(g)(h)	7,060,000	7,038,326
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.9157% 2/19/2029 (b)(c)(g)	735,000	659,663
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0724% 8/6/2032 (b)(c)(g)	595,000	597,231
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 4/2/2029 (b)(c)(g)(i)	2,019,738	1,965,528
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 10/9/2029 (b)(c)(g)	3,521,674	3,530,196
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4369% 11/6/2028 (b)(c)(g)	228,403	180,112
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/30/2031 (b)(c)(g)	2,306,852	2,313,012
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (b)(c)(g)(i)	146,287	146,286
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/12/2029 (b)(c)(g)	4,654,226	4,651,014
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2032 (b)(c)(g)	3,702,500	3,644,667
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (b)(c)(g)	1,230,000	1,230,775
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 12/31/2031 (b)(c)(g)	6,457,992	5,249,831
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (b)(c)(g)	5,116,408	4,612,903
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0904% 2/23/2029 (b)(c)(g)	3,130,000	2,422,964
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (b)(c)(g)	6,712,770	6,571,197
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1094% 7/31/2026 (b)(c)(g)	2,430,449	1,703,745
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (b)(c)(g)	1,265,000	1,269,744
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(g)	11,463,835	10,787,698
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (b)(c)(g)	945,000	888,300
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 9.0015% 5/9/2033 (b)(c)(g)	2,555,000	2,475,156
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (b)(c)(g)	2,944,863	2,940,564
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6679% 7/16/2031 (b)(c)(g)	1,598,471	1,597,976
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/31/2028 (b)(c)(g)	4,154,165	4,170,117
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8235% 5/15/2028 (b)(c)(g)	803,508	326,538
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.3235% 5/15/2028 (b)(c)(g)	187,211	190,916
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 4/24/2028 (b)(c)(g)	567,150	568,727
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (b)(c)(g)	1,865,420	1,862,454
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 9/8/2032 (b)(c)(g)	4,785,000	4,782,990
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9157% 4/5/2030 (b)(c)(g)	4,666,675	4,032,007
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/22/2029 (b)(c)(g)	1,235,851	1,241,647
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/13/2029 (b)(c)(g)	1,772,105	1,775,082
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/9/2031 (b)(c)(g)	3,210,760	3,222,575
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (b)(c)(g)	10,947,567	10,938,262
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (b)(c)(g)	2,691,722	2,684,993
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	624,250	641,417
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(g)	3,681,475	3,554,611
		130,337,372
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (b)(c)(g)	2,311,500	2,324,514
TOTAL INFORMATION TECHNOLOGY		202,050,338

Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 11/24/2027 (b)(c)(g)	1,290,565	1,135,697
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.7657% 11/24/2028 (b)(c)(g)	110,000	99,000
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 11/24/2027 (b)(c)(g)	3,459,198	3,244,728
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (b)(g)(j)	20,521	20,303
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (b)(c)(g)	162,038	123,049
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (b)(c)(g)	78,254	77,423
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5157% 9/30/2028 (b)(c)(g)	5,057,126	5,047,669
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.2515% 12/14/2029 (b)(c)(g)	2,975,307	2,645,553
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/23/2031 (b)(c)(g)	1,813,938	1,714,171
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/15/2032 (b)(c)(g)	3,770,000	3,638,050
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8594% 10/28/2032 (b)(c)(g)	1,065,000	1,074,319
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.959% 11/1/2030 (b)(c)(g)	1,918,422	1,921,818
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (b)(c)(g)	5,086,565	4,937,223
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(g)	6,541,391	5,806,727
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (b)(c)(g)	9,140,493	8,885,290
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (b)(c)(g)	312,941	304,924
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 3/14/2030 (b)(c)(g)	1,433,460	1,069,720
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (b)(c)(g)	6,982,236	5,330,937
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(g)	6,459,154	6,363,624
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(c)(g)	1,912,847	1,913,804
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5928% 10/29/2032 (b)(c)(g)	1,060,000	1,061,993
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7733% 12/16/2031 (b)(c)(g)	1,694,328	1,471,236
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (b)(c)(g)	255,000	189,916
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4157% 9/30/2031 (b)(c)(g)	955,945	958,278
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (b)(c)(g)(j)	99,234	99,476
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0015% 8/9/2032 (b)(c)(g)	1,640,000	1,632,833
		60,767,761
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/10/2032 (b)(c)(g)	5,233,700	5,238,410
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/15/2032 (b)(c)(g)	1,059,506	1,065,132
		6,303,542
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/3/2031 (b)(c)(g)	6,092,463	6,009,240
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2361% 6/9/2031 (b)(c)(g)	6,116,253	6,121,024
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.709% 11/29/2030 (b)(c)(g)	2,237,804	2,246,442
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.0907% 4/13/2029 (b)(c)(g)	8,378,404	8,342,796
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 4/1/2032 (b)(c)(g)	4,530,364	4,498,108
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.25% 3/29/2032 (b)(c)(g)(j)	76,978	76,430
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 8/4/2027 (b)(c)(g)	2,494,113	2,498,677
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 5/1/2031 (b)(c)(g)	897,352	899,406
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 4/21/2031 (b)(c)(g)	2,370,246	2,368,610
		33,060,733
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4512% 8/23/2032 (b)(c)(g)	1,381,538	1,386,290
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/23/2031 (b)(c)(g)	680,685	682,319
TOTAL MATERIALS		102,200,645

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/31/2030 (b)(c)(g)	1,236,306	1,242,488
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3224% 8/21/2030 (b)(c)(g)	375,741	377,150
		1,619,638
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.593% 4/16/2031 (b)(c)(g)	2,025,976	2,028,508
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 12/20/2030 (b)(c)(g)	3,729,888	3,744,248
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.984% 1/27/2031 (b)(c)(g)	3,761,578	3,764,889
		9,537,645
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 9/30/2031 (b)(c)(g)	2,313,503	2,316,881
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 7/31/2031 (b)(c)(g)	1,619,075	1,616,679
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/26/2032 (b)(c)(g)	1,281,470	1,288,338
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 6/4/2032 (b)(c)(g)	816,129	806,948
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.6623% 6/4/2032 (b)(c)(g)(j)	103,871	102,702
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(c)(g)	4,103,063	4,120,172
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (b)(c)(g)(h)	1,355,000	1,355,000
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3531% 12/13/2031 (b)(c)(g)	521,063	521,808
		12,128,528
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 6/23/2028 (b)(c)(g)	1,561,506	1,507,837
TOTAL UTILITIES		23,174,010

TOTAL UNITED STATES		1,054,406,302
TOTAL BANK LOAN OBLIGATIONS (Cost $1,170,676,476)		1,150,142,036

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c) (Cost $1,750,000)	1,750,000	1,810,853

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	856,757	806,445
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(d)	2,552,488	2,576,970
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	1,741,093	1,755,809
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	1,735,869	1,714,084
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	1,034,797	1,030,400
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	2,067,472	2,027,321
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	5,946,016	5,834,151
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	8,568,136	8,528,041
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)	3,430,740	3,464,909
Fannie Mae Guaranteed REMIC Series 2006-55 Class GE, 5% 6/25/2026	1,434	1,430
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	72,501	71,825
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.6363% 7/25/2042 (b)(c)	2,630,602	2,608,650
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	104,735	104,469
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	13,889,751	12,191,344
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	6,609,938	6,194,841
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	119,002	118,281
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	41,022	40,757
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	9,936,638	9,163,378
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	2,000,331	1,849,460
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.6863% 12/25/2049 (b)(c)	1,393,615	1,373,335
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	2,075,973	1,801,121
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	4,009,900	3,861,171
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	1,311,102	1,202,221
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	3,366,077	3,039,443
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	340,490	289,422
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	361,843	307,573
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	324,274	279,958
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	933,497	780,739
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	298,312	268,082
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,339,171	1,200,446
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	886,584	799,358
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	8,026,256	7,215,723
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	473,823	425,416
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	278,104	261,015
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	388,795	365,227
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	6,713,420	6,215,648
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	1,429,348	1,313,983
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	296,334	282,283
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	555,571	521,765
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	4,560,940	4,398,535
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	553,634	527,288
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	602,291	577,010
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	187,810	174,120
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,456,580	3,184,992
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	1,063,362	1,052,316
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	1,332,732	1,207,325
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,224,063	2,920,111
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	2,384,786	2,338,876
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	343,406	308,338
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	1,553,961	1,410,580
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	210,878	208,481
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	629,858	552,205
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,429,120	1,298,087
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (b)(c)	6,890,522	6,836,352
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (b)(c)	13,923,242	13,813,784
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	7,900,148	7,845,524
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	20,462,377	20,301,316
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	1,070,390	1,062,277
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	393,350	369,277
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	1,275,007	1,172,055
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	2,068,981	1,714,711
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (b)(c)	11,930,181	12,047,885
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (b)(c)	11,988,370	12,108,843
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (b)(c)	1,225,836	1,237,978
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (b)(c)	1,468,209	1,481,530
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (b)(c)	10,000,821	10,032,468
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	5,923,200	5,715,111
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,714,914	1,602,917
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	1,238,859	1,175,526
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	879,380	814,878
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	968,563	909,324
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	8,044,093	8,080,059
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 3/25/2055 (b)(c)	17,274,746	17,368,599
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 2/25/2055 (b)(c)	13,270,797	13,282,019
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (b)(c)	5,260,947	5,276,771
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (b)(c)	7,574,946	7,625,434
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (b)(c)	7,959,657	8,001,669
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	4,996,709	5,017,918
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	4,970,460	4,978,696
Fannie Mae Series 2010-47 Class JB, 5% 5/25/2030	1,093,036	1,108,405
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	988,097	945,340
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	676,385	676,560
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	468,358	439,592
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	12,661,115	10,188,667
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	369,633	332,363
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	271,451	242,962
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	376,927	339,058
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	404,781	348,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	21,011	20,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4716 Class PA, 3% 7/15/2044	499,666	494,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	143,226	132,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	386,049	313,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	830,876	774,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	4,911,040	4,651,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	3,140,543	2,662,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	204,962	188,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	784,851	689,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,877,465	1,461,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	5,938,847	5,111,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,005,168	916,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	974,667	881,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	246,120	208,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	1,024,409	934,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	323,431	277,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	318,212	270,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	838,717	751,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	374,530	334,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,723,204	1,531,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,061,191	956,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	700,349	628,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	338,988	310,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	2,307,944	2,078,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	216,120	193,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	506,613	453,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	208,975	191,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	424,838	380,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	401,749	355,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	11,088,278	9,962,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	424,840	380,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	158,497	145,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	656,599	604,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,004,617	894,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	3,370,553	3,157,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	233,186	218,122
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	843,942	792,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	170,125	156,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	261,256	240,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	550,752	520,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	375,847	361,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	743,883	708,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	1,259,100	1,198,776
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	528,821	508,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	741,265	708,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	331,476	334,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (b)(c)	2,017,264	1,986,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	705,406	705,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (b)(c)	3,527,636	3,569,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (b)(c)	4,110,238	4,118,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	11,287,376	11,328,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	4,301,477	4,298,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (b)(c)	8,042,824	8,075,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	9,296,182	9,311,894
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 3/25/2055 (b)(c)	15,136,700	15,175,404
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	10,484,952	10,277,960
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(f)	697,316	687,460
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	2,623,382	2,648,421
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	1,445,443	1,376,673
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	1,024,109	981,645
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	4,257,766	4,292,545
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	273,142	257,988
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	907,376	864,764
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (d)	6,609,393	6,365,945
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (d)(f)	1,778,547	1,784,946
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(d)	2,764,054	2,761,348
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	69,588	69,302
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	179,108	176,703
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	6,107,343	5,978,032
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	696,302	696,302
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (d)(f)	3,448,606	3,369,399
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	8,825,694	8,601,602
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	2,028,538	2,038,997
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	1,908,871	1,887,195
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	618,872	612,016
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)	415,024	409,213
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)	6,294,147	6,220,990
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	3,304,777	3,232,897
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (d)	5,046,366	5,030,607
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	1,105,550	1,068,983
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (d)	3,868,265	3,904,624
TOTAL UNITED STATES		479,751,723
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $471,235,058)		479,751,723

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (d)	733,000	695,838
UNITED STATES - 4.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	15,080,000	15,136,487
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.509% 4/15/2042 (b)(c)(d)	571,000	571,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.998% 10/15/2034 (b)(c)(d)	421,000	421,491
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	371,265	353,244
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	111,000	103,670
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	270,000	266,316
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8187% 7/15/2049 (b)	1,200,000	1,159,630
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,700,000	1,680,758
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	789,155	783,801
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	158,875	158,184
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	368,127	365,771
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	1,340,000	1,226,612
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	164,834	164,674
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	994,662	975,901
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	76,845	75,075
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	112,000	105,985
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	244,673	238,571
BANK Series 2020-BN30 Class MCDE, 2.9182% 12/15/2053 (b)	5,208,000	3,907,329
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	500,000	432,897
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (b)(l)	9,566,300	365,697
BANK Series 2022-BNK39 Class C, 3.2686% 2/15/2055 (b)	466,000	406,216
BANK Series 2022-BNK44 Class A5, 5.9349% 11/15/2055 (b)	7,185,000	7,657,585
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	305,000	317,804
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (b)	275,000	280,257
BANK5 Series 2024-5YR12 Class C, 6.3023% 12/15/2057 (b)	355,000	366,285
BANK5 Series 2025-5YR14 Class XA, 1.2011% 4/15/2058 (b)(l)	31,485,072	1,218,211
BANK5 Series 2025-5YR14 Class XB, 0.2715% 4/15/2058 (b)(l)	78,532,000	1,047,248
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	1,775,000	1,566,010
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5867% 4/15/2053 (b)	304,000	260,338
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	300,000	280,053
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (b)	250,000	242,471
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1308% 11/15/2056 (b)	489,000	500,822
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	140,000	141,128
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	250,000	253,076
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (d)	690,000	558,160
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	810,000	814,472
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	264,000	267,744
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (b)(d)	509,000	493,053
BBCMS Mortgage Trust Series 2025-5C37 Class C, 6.002% 9/15/2058 (b)	1,511,000	1,537,693
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (b)(d)(i)(l)	25,300,000	1,058,954
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	879,000	892,110
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	184,000	145,380
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1137% 7/15/2058 (b)	490,000	499,115
Bbcms Mtg Tr Series 2025-5C34 Class C, 6.8066% 5/15/2058 (b)	1,892,000	1,991,059
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	127,000	126,402
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	336,083	333,600
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	617,223	614,719
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	540,000	473,573
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	575,000	542,833
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	631,000	589,910
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3487% 7/15/2054 (b)(l)	4,048,008	192,457
Benchmark Mortgage Trust Series 2021-B29 Class B, 2.4534% 9/15/2054	575,000	481,020
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.6137% 3/15/2055 (b)	1,000,000	803,190
Benchmark Mortgage Trust Series 2022-B35 Class B, 4.4427% 5/15/2055 (b)	500,000	437,904
Benchmark Mortgage Trust Series 2023-V4 Class B, 7.4602% 11/15/2056 (b)	250,000	265,228
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	1,159,000	1,181,537
Benchmark Mortgage Trust Series 2024-V5 Class B, 6.0594% 1/10/2057 (b)	640,000	655,900
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	280,000	287,211
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (b)(l)	48,068,000	738,051
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.9742% 8/15/2058 (b)(d)(l)	10,228,000	735,129
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.5985% 11/15/2041 (b)(c)(d)	1,486,000	1,486,518
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.6479% 7/15/2039 (b)(c)(d)	1,149,476	1,147,382
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	7,718,711	7,718,711
BLP Commercial Mortgage Trust Series 2024-IND2 Class D, CME Term SOFR 1 month Index + 2.5904%, 6.5493% 3/15/2041 (b)(c)(d)	474,414	474,413
Bmo 2025-C12 Mortgage Trust Series 2025-C12 Class C, 6.6107% 6/15/2058 (b)	1,175,000	1,220,550
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3252% 9/15/2054 (b)	2,800,000	2,906,526
BMO Mortgage Trust Series 2023-C4 Class C, 5.8625% 2/15/2056 (b)	710,989	722,309
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	455,000	488,317
BMO Mortgage Trust Series 2024-5C3 Class B, 6.5567% 2/15/2057 (b)	200,000	206,936
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	212,000	214,317
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	586,000	602,898
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (b)(l)	37,800,000	989,566
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9681% 10/15/2058 (b)(l)	26,292,000	925,097
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7072% 4/15/2058 (b)(l)	17,594,677	489,683
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (b)	997,000	993,275
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	4,493,000	4,492,998
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)	2,218,000	2,217,999
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.8002% 6/15/2041 (b)(c)(d)	1,569,000	1,569,489
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.348% 6/15/2041 (b)(c)(d)	1,244,000	1,242,446
Bpr Coml Mtg Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (b)(d)	1,070,000	1,078,560
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(d)	20,712,000	21,181,380
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (b)(d)	8,900,000	9,161,764
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	633,000	656,587
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	1,414,000	1,476,542
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (b)(d)	1,460,000	1,520,152
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	268,000	276,040
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	156,000	150,815
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.5997% 11/15/2042 (b)(c)(d)	615,000	612,928
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 9.1475% 11/15/2042 (b)(c)(d)	1,429,000	1,424,221
Bway Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (b)(d)	693,000	727,947
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	3,550,000	3,315,754
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	1,146,000	1,038,319
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	2,196,681	2,197,364
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.2168% 2/15/2039 (b)(c)(d)	945,000	943,821
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.0648% 2/15/2039 (b)(c)(d)	795,900	795,376
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.6469% 5/15/2034 (b)(c)(d)	2,845,539	2,854,417
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	443,000	449,675
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (b)(d)	110,000	112,201
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (b)(d)	411,000	420,597
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	2,176,000	2,307,438
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	26,482,294	26,482,286
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.6488% 3/15/2041 (b)(c)(d)	612,318	613,081
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.6473% 3/15/2041 (b)(c)(d)	1,754,491	1,750,747
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	22,743,117	22,743,110
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.4509% 4/15/2040 (b)(c)(d)	906,642	908,342
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.6491% 4/15/2040 (b)(c)(d)	2,354,550	2,366,317
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(d)	12,726,391	12,734,328
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.6473% 5/15/2041 (b)(c)(d)	732,707	732,223
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(d)	235,490	234,184
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(d)	1,917,000	1,898,196
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(d)	210,000	207,542
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(d)	220,000	216,341
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (b)(d)	28,186,000	26,472,153
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 6.8935% 12/15/2038 (b)(c)(d)	1,234,142	1,231,843
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.2925% 12/15/2038 (b)(c)(d)	1,433,821	1,431,152
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.0145%, 5.9735% 2/15/2038 (b)(c)(d)	611,462	595,508
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.4645%, 6.4235% 2/15/2038 (b)(c)(d)	580,419	560,396
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	3,274,000	3,267,917
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)	3,496,000	3,485,104
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)	5,034,000	5,012,036
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.3718% 10/15/2036 (b)(c)(d)	1,147,000	1,141,280
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.021% 10/15/2036 (b)(c)(d)	3,283,000	3,270,721
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.0196% 10/15/2036 (b)(c)(d)	667,732	666,067
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	1,200,151	1,197,906
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	3,727,500	3,722,851
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.5207% 2/15/2039 (b)(c)(d)	2,060,800	2,058,229
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.9198% 2/15/2039 (b)(c)(d)	592,200	591,461
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	11,915,103	11,915,099
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	3,221,324	3,221,322
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.5991% 12/9/2040 (b)(c)(d)	307,884	308,076
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.5478% 12/9/2040 (b)(c)(d)	1,790,022	1,791,695
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 6.7495% 10/15/2041 (b)(c)(d)	599,488	600,236
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 7.0482% 8/15/2041 (b)(c)(d)	917,471	918,616
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.4985% 11/15/2041 (b)(c)(d)	2,000,000	1,999,465
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	22,470,435	22,321,919
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 6.6488% 2/15/2039 (b)(c)(d)	885,455	886,559
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.6973% 2/15/2039 (b)(c)(d)	885,455	886,147
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.5474% 3/15/2034 (b)(c)(d)	319,950	317,375
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.7019% 4/15/2040 (b)(c)(d)	8,163,406	8,168,508
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	4,323,000	4,322,999
Bx Tr 2025-Tail Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.409% 6/15/2035 (b)(c)(d)	1,344,000	1,343,999
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.259% 6/15/2035 (b)(c)(d)	1,828,000	1,826,747
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (b)(d)	500,000	476,391
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	5,460,000	5,042,901
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(d)(l)	104,100,000	2,713,252
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 9/15/2036 (b)(c)(d)	1,379,611	1,378,756
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 6.9235% 9/15/2036 (b)(c)(d)	2,929,937	2,929,096
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.8484% 6/15/2041 (b)(c)(d)	2,600,000	2,585,398
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.8968% 6/15/2041 (b)(c)(d)	3,000,000	3,003,564
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	17,296,081	17,296,081
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)	1,143,841	1,144,197
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.9001% 4/15/2041 (b)(c)(d)	949,835	950,426
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.6476% 4/15/2041 (b)(c)(d)	1,442,422	1,435,318
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.8991% 11/15/2041 (b)(c)(d)	204,300	204,428
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.8977% 11/15/2041 (b)(c)(d)	979,169	974,480
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	36,061,355	35,993,740
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	4,617,989	4,606,456
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	6,505,627	6,489,379
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.9003% 3/15/2030 (b)(c)(d)	1,690,407	1,679,853
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.1497% 3/15/2042 (b)(c)(d)	1,675,000	1,662,452
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.8986% 3/15/2042 (b)(c)(d)	1,494,000	1,454,615
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(d)	8,328,000	7,882,828
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.3685% 11/15/2038 (b)(c)(d)	780,162	774,342
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	8,090,486	8,070,439
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	1,400,000	1,398,279
BX Trust Series 2021-LBA Class DJV, CME Term SOFR 1 month Index + 1.7145%, 5.6735% 2/15/2036 (b)(c)(d)	1,250,000	1,246,905
BX Trust Series 2021-LBA Class DV, CME Term SOFR 1 month Index + 1.7145%, 5.6735% 2/15/2036 (b)(c)(d)	988,512	986,064
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.0735% 2/15/2036 (b)(c)(d)	1,000,000	998,771
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.0735% 2/15/2036 (b)(c)(d)	723,591	722,702
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 2/15/2036 (b)(c)(d)	100,000	99,877
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 2/15/2036 (b)(c)(d)	310,788	310,406
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 1/15/2034 (b)(c)(d)	1,695,743	1,694,339
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 7.9735% 1/15/2034 (b)(c)(d)	700,000	698,906
BX Trust Series 2021-RISE Class F, CME Term SOFR 1 month Index + 2.7645%, 6.7235% 11/15/2036 (b)(c)(d)	705,850	705,410
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 7.0235% 11/15/2036 (b)(c)(d)	770,940	770,459
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.0105% 9/15/2034 (b)(c)(d)	1,441,147	1,430,410
BX Trust Series 2021-XL2 Class G, CME Term SOFR 1 month Index + 2.9573%, 6.9163% 10/15/2038 (b)(c)(d)	380,100	378,916
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)	842,800	843,325
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)	190,399	190,577
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)	159,599	159,797
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 7.946% 4/15/2037 (b)(c)(d)	960,400	962,195
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	2,500,000	2,495,326
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.309% 1/15/2039 (b)(c)(d)	647,360	646,149
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	1,000,000	996,438
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.258% 1/15/2039 (b)(c)(d)	1,400,000	1,391,105
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	18,653,507	18,659,336
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)	4,288,451	4,293,798
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.0986% 2/15/2039 (b)(c)(d)	245,929	246,389
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.147% 2/15/2039 (b)(c)(d)	3,440,226	3,444,690
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	1,842,918	1,843,492
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)	2,447,165	2,448,690
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	18,332,000	18,296,253
BX Trust Series 2025-DIME Class E, 6.959% 2/15/2035 (b)(d)	1,455,000	1,454,091
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.909% 6/15/2040 (b)(c)(d)	191,739	192,553
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2042 (b)(c)(d)	705,000	705,282
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 7.209% 7/15/2044 (b)(c)(d)	910,000	911,990
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 7% 12/15/2044 (b)(c)(d)	880,000	881,102
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	9,562,000	9,730,564
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (d)	111,200,000	776,621
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	1,956,237	1,596,795
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	4,491,895	4,436,140
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.85% 10/15/2037 (b)(c)(d)	615,000	615,738
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	700,000	696,114
Citigroup Commercial Mortgage Trust Series 2016-P4 Class B, 3.377% 7/10/2049	1,000,000	948,352
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (b)(d)	625,000	560,765
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	1,025,000	891,732
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	940,433	914,409
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (b)(d)	1,012,000	1,040,333
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	1,343,000	1,346,176
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 10/12/2040 (b)(d)	1,404,000	1,386,518
COMM Mortgage Trust Series 2014-CR20 Class C, 4.4144% 11/10/2047 (b)	322,568	311,288
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	2,150,000	2,058,410
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2893% 2/10/2048 (b)	1,150,000	1,020,510
COMM Mortgage Trust Series 2015-LC19 Class C, 4.064% 2/10/2048 (b)	489,621	465,480
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,904,000	1,883,590
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	554,140	551,432
COMM Mortgage Trust Series 2017-CD4 Class B, 3.947% 5/10/2050 (b)	121,000	115,282
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7398% 9/10/2050 (b)	278,000	266,757
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (b)(d)	350,000	341,281
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	215,000	215,513
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.8474% 8/15/2041 (b)(c)(d)	2,274,000	2,269,745
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	100,000	83,388
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2552% 6/15/2050 (b)	801,000	714,893
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	400,422	398,159
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	1,203,531	1,198,094
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.256% 12/15/2030 (b)(c)(d)	809,000	746,716
CSMC Trust Series 2019-UVIL Class A, 3.1595% 12/15/2041 (d)	150,000	141,825
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	1,310,000	1,146,985
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	231,004	230,716
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,083,855	1,075,954
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,025,000	1,813,567
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	400,000	353,547
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	749,000	637,951
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3509% 8/10/2044 (b)(d)	1,443,958	1,393,001
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.959% 3/15/2034 (b)(c)(d)	2,250,000	2,253,606
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	1,071,000	1,102,149
DTP Commercial Mortgage Trust Series 2023-STE2 Class B, 5.7892% 1/15/2041 (b)(d)	120,000	121,789
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (b)(d)	500,000	510,194
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (b)(d)	1,825,000	1,839,844
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (b)(d)	150,000	145,136
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (d)	8,502,000	8,539,598
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (b)(d)	390,000	392,184
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (b)(d)	460,000	462,505
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(d)	391,000	399,918
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	330,000	338,007
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	100,000	102,392
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	24,610,000	24,648,401
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	4,380,000	4,388,202
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	2,135,000	2,141,717
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.309% 10/15/2042 (b)(c)(d)	945,000	959,052
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 8.059% 10/15/2042 (b)(c)(d)	945,000	953,250
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 8.209% 12/15/2039 (b)(c)(d)	653,000	655,037
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.609% 12/15/2039 (b)(c)(d)	1,554,000	1,567,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,283,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	5,526,000	5,537,335
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,800,000	1,624,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (b)(c)	7,481,897	7,468,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	2,400,000	2,435,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	2,200,000	2,236,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,500,000	4,578,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	2,300,000	2,333,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	23,300,000	23,300,001
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (b)(d)	500,000	513,032
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	181,888
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	651,074	646,683
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	1,650,000	1,630,785
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	115,000	96,541
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6967% 9/10/2052 (b)	1,888,000	1,627,084
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (b)(d)	1,055,000	936,934
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	438,000	353,970
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	2,750,000	2,759,068
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (b)(d)	202,000	205,735
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (b)(d)	848,000	862,642
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.6126% 11/25/2041 (b)(c)(d)	1,260,000	1,262,407
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.4126% 11/25/2041 (b)(c)(d)	430,000	430,184
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.109% 7/15/2040 (b)(c)(d)	1,355,000	1,354,456
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	2,620,000	2,620,819
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(d)	3,100,000	3,083,996
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	1,000,000	986,404
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	3,000,000	2,932,940
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)	7,259,000	7,318,550
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.809% 3/15/2042 (b)(c)(d)	394,000	394,492
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (b)(d)	1,094,000	1,113,231
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.5039% 2/15/2047 (b)	628,000	603,634
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.5653% 1/15/2048 (b)(d)	1,180,000	1,032,476
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	719,287	712,521
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	320,493	318,605
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	385,000	365,758
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	50,000	34,005
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(i)	76,000	41,595
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (b)(d)	630,000	582,154
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	629,818	562,259
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 6.7735% 4/15/2038 (b)(c)(d)	1,485,000	1,484,999
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.2735% 4/15/2038 (b)(c)(d)	1,178,000	1,177,999
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (b)(d)	846,000	846,016
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	675,000	665,517
KNDR Trust Series 2021-KIND Class B, CME Term SOFR 1 month Index + 1.4645%, 5.43% 8/15/2038 (b)(c)(d)	173,575	172,180
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.83% 8/15/2038 (b)(c)(d)	322,353	318,766
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.38% 8/15/2038 (b)(c)(d)	1,689,129	1,666,157
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.959% 3/15/2042 (b)(c)(d)	619,000	615,946
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.6% 10/15/2041 (b)(c)(d)	720,281	721,180
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 7.6471% 6/15/2039 (b)(c)(d)	1,000,000	1,002,496
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.396% 6/15/2039 (b)(c)(d)	355,000	354,920
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	7,860,000	7,576,526
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	1,986,000	1,783,760
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)	1,113,000	996,893
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(i)	1,354,000	1,044,665
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.1735% 3/15/2038 (b)(c)(d)	24,564	24,444
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.4735% 3/15/2038 (b)(c)(d)	224,000	222,204
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2038 (b)(c)(d)	195,300	193,366
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (b)(d)	318,000	322,364
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (d)	300,000	307,001
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)	382,518	382,399
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.6744% 4/15/2038 (b)(c)(d)	2,314,400	2,317,281
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.2744% 4/15/2038 (b)(c)(d)	2,600,000	2,603,237
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 5/15/2038 (b)(c)(d)	2,181,600	2,181,598
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.2735% 7/15/2038 (b)(c)(d)	2,327,000	2,318,312
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.8235% 7/15/2038 (b)(c)(d)	2,473,000	2,462,997
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.5696% 1/15/2039 (b)(c)(d)	2,952,000	2,948,333
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.2182% 1/15/2039 (b)(c)(d)	1,748,000	1,745,828
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.9165% 1/15/2027 (b)(c)(d)	913,600	913,543
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	5,800,000	5,789,910
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.609% 9/15/2040 (b)(c)(d)	907,000	904,698
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.459% 9/15/2040 (b)(c)(d)	1,080,000	1,076,864
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	450,000	469,075
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1503% 5/15/2048 (b)	831,929	800,732
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1503% 5/15/2048 (b)	716,000	650,486
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	2,090,000	2,065,896
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,482,923
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,200,000	1,180,498
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	250,000	243,416
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,017,356	959,322
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	307,836	260,211
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,284,000	1,159,262
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	185,000	184,007
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	1,437,751	1,406,998
Morgan Stanley Capital I Trust Series 2020-HR8 Class B, 2.704% 7/15/2053	270,000	234,477
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	1,523,805	1,609,810
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8635% 5/5/2029 (b)(d)(l)	15,672,253	422,431
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	349,000	336,075
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1459% 9/24/2057 (b)(d)	376,000	360,618
Msbam Series 2025-5C2 Class C, 5.743% 11/15/2058 (b)	1,000,000	999,978
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (b)	64,000	69,040
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (b)	716,000	763,162
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	100,000	80,290
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (b)(d)	906,000	924,184
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	2,338,000	2,368,307
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	1,281,604	1,282,400
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.1949% 11/15/2040 (b)(c)(d)	400,000	400,248
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.6427% 11/15/2040 (b)(c)(d)	280,000	280,174
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.3885% 11/15/2040 (b)(c)(d)	800,000	799,197
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (d)	750,000	713,819
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	1,786,000	1,525,780
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (b)(d)	422,000	422,429
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (b)(d)	950,000	948,189
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (b)(d)	391,000	390,720
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	1,431,000	1,436,530
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	1,772,000	1,870,515
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	3,200,000	3,201,997
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.709% 8/15/2042 (b)(c)(d)	1,680,000	1,679,472
SCG Trust Series 2025-SNIP Class D, 6.559% 9/15/2042 (b)(d)	1,343,000	1,347,197
SCG Trust Series 2025-SNIP Class E, 7.359% 9/15/2042 (b)(d)	1,679,000	1,688,072
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.1475% 11/15/2034 (b)(c)(d)	536,000	536,669
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.146% 11/15/2034 (b)(c)(d)	447,000	445,989
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2041 (b)(c)(d)	912,000	912,570
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.409% 10/15/2041 (b)(c)(d)	237,000	238,740
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	2,100,000	2,085,628
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.959% 2/15/2039 (b)(c)(d)	501,000	500,908
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.609% 2/15/2039 (b)(c)(d)	261,000	261,524
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	19,248,896	19,230,911
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	8,114,114	8,106,532
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.4024% 11/15/2038 (b)(c)(d)	569,573	569,041
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)	3,020,669	3,017,845
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.0472% 11/15/2038 (b)(c)(d)	2,558,467	2,555,347
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.6896% 10/15/2034 (b)(c)(d)	1,146,000	1,144,994
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.976% 11/15/2036 (b)(c)(d)	645,000	644,197
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.624% 11/15/2036 (b)(c)(d)	1,523,000	1,520,158
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.273% 11/15/2036 (b)(c)(d)	252,000	250,510
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 6.6002% 2/15/2042 (b)(c)(d)	915,000	907,851
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.1979% 2/15/2042 (b)(c)(d)	3,095,000	3,044,843
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	38,011,000	38,010,977
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	2,999,000	2,998,997
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)	5,588,000	5,594,974
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 6.6998% 12/15/2039 (b)(c)(d)	1,410,000	1,411,760
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	1,327,828	1,312,762
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	1,189,466	1,181,836
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 7/15/2039 (b)(c)(d)	500,000	484,173
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (b)(d)	655,000	668,410
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (b)(d)	455,000	465,123
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (b)(d)	325,000	329,012
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	1,569,000	1,350,039
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	80,000	65,729
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (b)(d)	240,000	241,804
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (b)(d)	695,000	700,149
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	775,000	671,544
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.127% 7/15/2048 (b)(c)(d)	4,000,000	4,001,414
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,479,752	2,459,786
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	8,071	8,055
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,982,036	1,965,916
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	243,826	243,323
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.342% 11/15/2049 (b)	1,279,000	1,233,490
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	333,997	332,484
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	490,237	487,779
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	100,000	97,353
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5, 3.729% 5/15/2052	5,000,000	4,884,185
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	141,493	140,114
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	701,146	682,899
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	250,000	192,083
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	1,021,000	1,018,999
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 6.6735% 2/15/2040 (b)(c)(d)	600,000	599,173
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (b)(d)	846,000	856,886
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3331% 11/15/2057 (b)	969,000	997,890
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	956,492	952,601
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	1,478,593	1,478,643
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (b)	705,000	708,746
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	8,813,000	8,859,446
WFCM Series 2022-C62 Class B, 4.3447% 4/15/2055 (b)	886,000	803,311
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.459% 8/15/2042 (b)(c)(d)	1,680,000	1,678,614
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (b)(d)	521,000	535,529
TOTAL UNITED STATES		914,328,417
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $908,608,217)		915,024,255

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (i)	146,008	2,210,936
Altice France Holding SA rights (d)(i)(m)	2,358	27,170

TOTAL FRANCE		2,238,106
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	236	904
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc (i)(m)	3,883	795,669
New Fortress Energy Inc	17,410	21,240
		816,909
Financials - 0.0%
Banks - 0.0%
First Republic Bank/CA (m)(n)	3,000	7
Financial Services - 0.0%
Carnelian Point Holdings LP warrants 6/30/2027 (i)(m)	350	1,022
TOTAL FINANCIALS		1,029

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(m)	35,749	424,698
Cano Health LLC warrants 6/28/2029 (i)(m)	1,756	5,426
		430,124
Industrials - 0.0%
Professional Services - 0.0%
Fusion Parent, LLC Class A (i)	8,817	370,931
TOTAL UNITED STATES		1,619,897
TOTAL COMMON STOCKS (Cost $4,208,324)		3,858,003

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	1,168,000	1,123,524
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (b)	4,208,325	9,927,759
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	4,352,000	4,060,416
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	931,000	1,171,841
ON Semiconductor Corp 0% 5/1/2027 (o)	1,108,000	1,274,010
Wolfspeed Inc 2.5% 6/15/2031	459,000	777,718
Wolfspeed Inc 2.5% 6/15/2031 (d)	112,000	189,770
		3,413,339
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	1,652,000	2,193,036
Terawulf Inc 0% 5/1/2032 (d)(o)	900,000	914,250
		3,107,286
TOTAL INFORMATION TECHNOLOGY		6,520,625

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,766,000	1,811,033
TOTAL UNITED STATES		22,319,833
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $16,723,300)		23,443,357

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (i) (Cost $1,881,298)	78,127	2,090,679

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		1,235,000	1,229,211
Angola Republic 8.75% 4/14/2032 (d)		500,000	477,500
Angola Republic 9.244% 1/15/2031 (d)		300,000	296,250
Angola Republic 9.375% 5/8/2048 (d)		838,000	729,060
Angola Republic 9.875% 10/15/2035 (d)		320,000	312,000
TOTAL ANGOLA			3,044,021
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (f)		9,468,471	7,830,426
Argentine Republic 1% 7/9/2029		1,384,661	1,207,424
Argentine Republic 3.5% 7/9/2041 (f)		1,807,000	1,204,366
Argentine Republic 4.125% 7/9/2035 (f)		9,172,239	6,522,608
Argentine Republic 5% 1/9/2038 (f)		3,292,000	2,455,832
TOTAL ARGENTINA			19,220,656
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		824,000	747,780
Republic of Armenia 6.75% 3/12/2035 (d)		930,000	963,248
TOTAL ARMENIA			1,711,028
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 8.25% 6/24/2036 (d)		809,000	876,552
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		515,000	493,916
Bahrain Kingdom 5.875% 2/6/2034 (d)		425,000	424,316
Bahrain Kingdom 6.625% 10/6/2037 (d)		320,000	321,008
Bahrain Kingdom 7.5% 2/12/2036 (d)		400,000	433,500
TOTAL BAHRAIN			1,672,740
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		1,122,000	1,140,075
Republic of Benin 8.375% 1/23/2041 (d)		200,000	207,000
TOTAL BENIN			1,347,075
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		1,060,000	964,600
Bermuda 3.375% 8/20/2050 (d)		71,000	49,984
Bermuda 3.717% 1/25/2027 (d)		737,000	731,933
Bermuda 4.75% 2/15/2029 (d)		846,000	851,550
Bermuda 5% 7/15/2032 (d)		328,000	333,535
TOTAL BERMUDA			2,931,602
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		1,134,000	1,085,238
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		1,160,000	992,380
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		863,000	878,534
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		545,000	563,530
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		1,000,000	1,103,000
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		1,363,000	1,593,347
TOTAL BRAZIL			6,216,029
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	435,000	288,098
Canadian Government 2% 6/1/2032	CAD	380,000	257,277
Canadian Government 2.75% 6/1/2033	CAD	3,000,000	2,110,972
Canadian Government 3% 6/1/2034	CAD	465,000	331,058
TOTAL CANADA			2,987,405
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,529,000	2,310,242
Chilean Republic 2.75% 1/31/2027		474,000	466,416
Chilean Republic 3.1% 1/22/2061		1,385,000	887,785
Chilean Republic 3.5% 1/31/2034		453,000	417,893
Chilean Republic 4% 1/31/2052		475,000	383,562
Chilean Republic 4.34% 3/7/2042		439,000	396,197
Chilean Republic 5.33% 1/5/2054		762,000	753,618
TOTAL CHILE			5,615,713
COLOMBIA - 0.1%
Colombian Republic 3% 1/30/2030		1,569,000	1,414,454
Colombian Republic 3.125% 4/15/2031		808,000	701,142
Colombian Republic 3.25% 4/22/2032		652,000	552,896
Colombian Republic 5% 6/15/2045		2,658,000	1,974,894
Colombian Republic 5.2% 5/15/2049		773,000	573,953
Colombian Republic 6.125% 1/18/2041		100,000	89,099
Colombian Republic 7.375% 4/25/2030		520,000	550,420
Colombian Republic 7.375% 9/18/2037		370,000	379,990
Colombian Republic 7.5% 2/2/2034		593,000	623,836
Colombian Republic 8% 11/14/2035		1,696,000	1,828,288
Colombian Republic 8% 4/20/2033		718,000	781,184
Colombian Republic 8.5% 4/25/2035		499,000	560,502
Colombian Republic 8.75% 11/14/2053		1,020,000	1,140,360
TOTAL COLOMBIA			11,171,018
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		650,000	614,900
Costa Rica Government International Bond 6.125% 2/19/2031 (d)		290,000	302,760
Costa Rica Government International Bond 6.55% 4/3/2034 (d)		289,000	310,892
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		417,000	462,557
TOTAL COSTA RICA			1,691,109
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 6.125% 6/15/2033 (d)		500,000	482,874
Ivory Coast Government Bond 6.375% 3/3/2028 (d)		1,169,000	1,182,087
Ivory Coast Government Bond 8.075% 4/1/2036 (d)		575,000	596,971
Ivory Coast Government Bond 8.25% 1/30/2037 (d)		465,000	485,289
TOTAL COTE D'IVOIRE			2,747,221
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Bond 4.5% 1/30/2030 (d)		1,116,000	1,084,892
Dominican Republic Bond 4.875% 9/23/2032 (d)		2,065,000	1,968,652
Dominican Republic Bond 5.3% 1/21/2041 (d)		350,000	313,906
Dominican Republic Bond 5.95% 1/25/2027 (d)		3,200,000	3,231,037
Dominican Republic Bond 6% 7/19/2028 (d)		2,781,000	2,847,744
Dominican Republic Bond 6.5% 2/15/2048 (d)		55,000	54,684
Dominican Republic Bond 6.6% 6/1/2036 (d)		352,000	368,544
Dominican Republic Bond 6.85% 1/27/2045 (d)		533,000	549,523
Dominican Republic Bond 7.05% 2/3/2031 (d)		612,000	655,146
Dominican Republic Bond 7.15% 2/24/2055 (d)		614,000	655,061
Dominican Republic Bond 7.45% 4/30/2044 (d)		342,000	375,260
TOTAL DOMINICAN REPUBLIC			12,104,449
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (d)(f)		1,640,806	1,595,684
Ecuador Government International Bond 6.9% 7/31/2035 (d)(f)		1,933,000	1,650,782
TOTAL ECUADOR			3,246,466
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (d)		1,124,000	1,151,752
Arab Republic of Egypt 7.5% 2/16/2061 (d)		1,590,000	1,316,425
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		1,135,000	1,191,069
Arab Republic of Egypt 7.625% 5/29/2032 (d)		515,000	526,844
Arab Republic of Egypt 7.903% 2/21/2048 (d)		969,000	852,119
Arab Republic of Egypt 8.5% 1/31/2047 (d)		686,000	640,553
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		588,000	556,765
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (d)		310,000	320,574
TOTAL EGYPT			6,556,101
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		265,000	6,095
El Salvador Republic 7.1246% 1/20/2050 (d)		475,000	426,788
El Salvador Republic 7.65% 6/15/2035 (d)		380,000	390,731
El Salvador Republic 9.25% 4/17/2030 (d)		900,000	967,050
El Salvador Republic 9.65% 11/21/2054 (d)		317,000	357,631
TOTAL EL SALVADOR			2,148,295
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		674,000	507,185
Gabonese Republic 7% 11/24/2031 (d)		308,000	230,307
TOTAL GABON			737,492
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		735,000	723,516
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(o)		86,774	75,493
Ghana Republic 0% 7/3/2026 (d)(o)		64,400	62,790
Ghana Republic 5% 7/3/2029 (d)(f)		557,250	544,712
Ghana Republic 5% 7/3/2035 (d)(f)		500,500	442,631
TOTAL GHANA			1,125,626
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		172,000	171,678
Guatemala Government Bond 4.9% 6/1/2030 (d)		355,000	352,071
Guatemala Government Bond 5.375% 4/24/2032 (d)		55,000	55,193
Guatemala Government Bond 6.125% 6/1/2050 (d)		598,000	580,299
Guatemala Government Bond 6.25% 8/15/2036 (d)		820,000	853,005
Guatemala Government Bond 6.6% 6/13/2036 (d)		476,000	508,963
Guatemala Government Bond 6.875% 8/15/2055 (d)		550,000	584,928
TOTAL GUATEMALA			3,106,137
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		1,300,000	1,117,194
Hungary Government 3.125% 9/21/2051 (d)		710,000	439,845
Hungary Government 5.25% 6/16/2029 (d)		913,000	928,425
Hungary Government 5.5% 6/16/2034 (d)		832,000	841,635
Hungary Government 6.125% 5/22/2028 (d)		378,000	391,980
Hungary Government 6.25% 9/22/2032 (d)		228,000	243,390
Hungary Government 6.75% 9/25/2052 (d)		98,000	105,545
TOTAL HUNGARY			4,068,014
INDONESIA - 0.1%
Indonesia Government 3.5% 2/14/2050		1,145,000	846,584
Indonesia Government 3.85% 10/15/2030		637,000	626,052
Indonesia Government 4.1% 4/24/2028		1,068,000	1,070,336
Indonesia Government 4.2% 10/15/2050		8,500,000	7,055,001
Indonesia Government 4.35% 1/11/2048		565,000	490,561
Indonesia Government 5.125% 1/15/2045 (d)		1,937,000	1,923,073
Indonesia Government 5.25% 1/17/2042 (d)		614,000	619,756
Indonesia Government 5.95% 1/8/2046 (d)		458,000	491,348
Indonesia Government 6.75% 1/15/2044 (d)		400,000	464,800
Indonesia Government 7.75% 1/17/2038 (d)		1,395,000	1,738,519
Indonesia Government 8.5% 10/12/2035 (d)		1,945,000	2,489,600
TOTAL INDONESIA			17,815,630
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,559,000	1,064,802
Israel Government 5.75% 3/12/2054		536,000	522,819
TOTAL ISRAEL			1,587,621
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		373,000	447,664
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	441,000,000	2,749,048
Japan Government Treasury Bills 0% 3/2/2026 (o)	JPY	300,000,000	1,918,136
TOTAL JAPAN			4,667,184
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		242,000	241,577
Jordan Government 7.5% 1/13/2029 (d)		850,000	892,458
Jordan Government 7.75% 1/15/2028 (d)		165,000	171,909
TOTAL JORDAN			1,305,944
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		305,000	265,634
Republic of Kenya Government Bond 8.8% 10/9/2038 (d)		295,000	285,321
Republic of Kenya Government Bond 9.5% 3/5/2036 (d)		200,000	202,400
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		653,000	696,261
TOTAL KENYA			1,449,616
LEBANON - 0.0%
Lebanon Republic 6.375% (k)(p)		270,000	59,265
Lebanon Republic 8.25% (k)(p)		2,600,000	570,700
TOTAL LEBANON			629,965
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		506,000	451,352
United Mexican States 3.25% 4/16/2030		2,250,000	2,128,500
United Mexican States 3.5% 2/12/2034		1,537,000	1,333,348
United Mexican States 3.75% 1/11/2028		1,138,000	1,126,620
United Mexican States 3.75% 4/19/2071		2,050,000	1,231,025
United Mexican States 3.771% 5/24/2061		380,000	237,689
United Mexican States 4.5% 4/22/2029		440,000	441,760
United Mexican States 4.875% 5/19/2033		398,000	384,268
United Mexican States 5.375% 3/22/2033		675,000	673,313
United Mexican States 5.75% 10/12/2110		465,000	398,970
United Mexican States 6% 5/7/2036		890,000	909,747
United Mexican States 6.05% 1/11/2040		1,101,000	1,102,652
United Mexican States 6.338% 5/4/2053		846,000	820,028
United Mexican States 6.35% 2/9/2035		538,000	566,837
United Mexican States 6.875% 5/13/2037		420,000	452,550
United Mexican States 7.375% 5/13/2055		656,000	718,976
TOTAL MEXICO			12,977,635
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		537,000	551,768
Mongolia Government 7.875% 6/5/2029 (d)		236,000	251,045
TOTAL MONGOLIA			802,813
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		1,758,000	1,884,453
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		801,000	868,284
MULTI-NATIONAL - 0.0%
European Union 3.375% 12/12/2035 (p)	EUR	3,434,000	4,085,103
European Union 3.75% 10/12/2045 (p)	EUR	2,115,000	2,444,991
TOTAL MULTI-NATIONAL			6,530,094
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		2,148,000	2,127,712
Republic of Nigeria 6.5% 11/28/2027 (d)		530,000	533,313
Republic of Nigeria 7.143% 2/23/2030 (d)		736,000	744,427
Republic of Nigeria 7.696% 2/23/2038 (d)		535,000	523,631
Republic of Nigeria 7.875% 2/16/2032 (d)		850,000	870,188
Republic of Nigeria 9.1297% 1/13/2046 (d)		235,000	249,217
TOTAL NIGERIA			5,048,488
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		1,246,000	1,273,412
Oman Sultanate 6% 8/1/2029 (d)		696,000	727,953
Oman Sultanate 6.25% 1/25/2031 (d)		775,000	830,351
Oman Sultanate 6.5% 3/8/2047 (d)		900,000	979,088
Oman Sultanate 6.75% 1/17/2048 (d)		718,000	797,432
Oman Sultanate 7% 1/25/2051 (d)		229,000	262,848
TOTAL OMAN			4,871,084
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		1,038,000	1,032,810
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		466,000	466,374
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		1,349,000	1,324,718
TOTAL PAKISTAN			2,823,902
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		630,000	515,340
Panamanian Republic 3.298% 1/19/2033		707,000	614,030
Panamanian Republic 3.87% 7/23/2060		935,000	615,230
Panamanian Republic 4.5% 4/16/2050		1,393,000	1,059,028
Panamanian Republic 6.4% 2/14/2035		546,000	569,374
Panamanian Republic 7.875% 3/1/2057		400,000	463,238
Panamanian Republic 8% 3/1/2038		482,000	554,727
TOTAL PANAMA			4,390,967
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		1,050,000	926,100
Republic of Paraguay 4.95% 4/28/2031 (d)		740,000	745,920
Republic of Paraguay 5.4% 3/30/2050 (d)		191,000	176,484
Republic of Paraguay 6% 2/9/2036 (d)		377,000	399,386
Republic of Paraguay 6.65% 3/4/2055 (d)		320,000	343,299
TOTAL PARAGUAY			2,591,189
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,160,000	1,076,480
Peruvian Republic 3% 1/15/2034		500,000	436,250
Peruvian Republic 3.3% 3/11/2041		986,000	770,066
TOTAL PERU			2,282,796
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		800,000	538,000
Philippine Republic 2.95% 5/5/2045		350,000	249,200
Philippine Republic 3.556% 9/29/2032		200,000	189,500
Philippine Republic 5% 7/17/2033		765,000	785,081
Philippine Republic 5.5% 1/17/2048		500,000	506,875
Philippine Republic 5.6% 5/14/2049		570,000	582,113
Philippine Republic 5.609% 4/13/2033		50,000	53,250
Philippine Republic 5.95% 10/13/2047		632,000	674,265
TOTAL PHILIPPINES			3,578,284
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		750,000	778,365
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		400,000	424,960
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		774,000	817,631
Republic of Poland 5.5% 3/18/2054		528,000	514,404
Republic of Poland 5.5% 4/4/2053		426,000	413,207
Republic of Poland 5.75% 11/16/2032		840,000	903,924
TOTAL POLAND			3,852,491
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		850,000	769,182
State of Qatar 4.625% 6/2/2046 (d)		1,935,000	1,824,773
State of Qatar 4.817% 3/14/2049 (d)		1,624,000	1,567,241
State of Qatar 5.103% 4/23/2048 (d)		1,536,000	1,541,737
State of Qatar 9.75% 6/15/2030 (d)		511,000	634,601
TOTAL QATAR			6,337,534
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (p)	EUR	200,000	203,482
Romanian Republic 3% 2/27/2027 (d)		538,000	527,778
Romanian Republic 3.625% 3/27/2032 (d)		614,000	557,395
Romanian Republic 4% 2/14/2051 (d)		600,000	410,778
Romanian Republic 5.75% 9/16/2030 (d)		970,000	994,294
Romanian Republic 5.875% 7/11/2032 (p)	EUR	850,000	1,034,685
Romanian Republic 6% 5/25/2034 (d)		490,000	493,459
Romanian Republic 6.375% 9/18/2033 (p)	EUR	600,000	746,894
Romanian Republic 6.625% 2/17/2028 (d)		568,000	591,169
Romanian Republic 7.125% 1/17/2033 (d)		504,000	545,898
Romanian Republic 7.5% 2/10/2037 (d)		1,031,000	1,130,719
TOTAL ROMANIA			7,236,551
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		832,000	761,022
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		1,521,000	1,309,490
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		2,500,000	2,389,275
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		1,653,000	1,094,088
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		915,000	667,492
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		1,465,000	1,276,484
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		1,701,000	1,405,009
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		990,000	872,368
TOTAL SAUDI ARABIA			9,014,206
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		691,000	421,510
Republic of Senegal 6.75% 3/13/2048 (d)		326,000	182,866
TOTAL SENEGAL			604,376
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		1,069,000	932,703
Republic of Serbia 6% 6/12/2034 (d)		348,000	361,572
Republic of Serbia 6.5% 9/26/2033 (d)		805,000	868,621
TOTAL SERBIA			2,162,896
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		664,000	672,725
South African Republic 4.85% 9/30/2029		650,000	648,889
South African Republic 5% 10/12/2046		641,000	503,262
South African Republic 5.65% 9/27/2047		460,000	389,502
South African Republic 5.75% 9/30/2049		1,014,000	856,323
South African Republic 5.875% 4/20/2032		673,000	692,133
South African Republic 7.1% 11/19/2036 (d)		874,000	941,080
TOTAL SOUTH AFRICA			4,703,914
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(f)		515,767	485,466
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(f)		1,602,457	1,389,330
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(f)		385,802	353,395
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(f)		311,819	283,443
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(f)		149,830	113,702
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		304,511	291,417
TOTAL SRI LANKA			2,916,753
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,219,000	1,219,000
Turkish Republic 4.75% 1/26/2026		403,000	403,202
Turkish Republic 4.875% 10/9/2026		2,150,000	2,158,600
Turkish Republic 4.875% 4/16/2043		1,735,000	1,335,516
Turkish Republic 5.125% 2/17/2028		835,000	840,745
Turkish Republic 5.75% 5/11/2047		1,598,000	1,314,003
Turkish Republic 5.875% 6/26/2031		750,000	750,705
Turkish Republic 6% 1/14/2041		1,177,000	1,059,006
Turkish Republic 6% 3/25/2027		194,000	197,782
Turkish Republic 6.625% 2/17/2045		452,000	420,568
Turkish Republic 6.8% 11/4/2036		1,000,000	1,005,035
Turkish Republic 7.125% 7/17/2032		714,000	753,491
Turkish Republic 7.25% 5/29/2032		472,000	501,042
Turkish Republic 7.625% 5/15/2034		535,000	574,708
Turkish Republic 9.125% 7/13/2030		555,000	633,813
Turkish Republic 9.375% 1/19/2033		1,394,000	1,636,556
Turkish Republic 9.375% 3/14/2029		1,959,000	2,201,426
Turkish Republic 9.875% 1/15/2028		1,383,000	1,520,609
TOTAL TURKEY			18,525,807
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(f)		260,986	144,717
Ukraine Government 0% 2/1/2034 (d)(f)		581,380	265,691
Ukraine Government 0% 2/1/2035 (d)(f)		813,912	458,232
Ukraine Government 0% 2/1/2036 (d)(f)		756,758	424,541
Ukraine Government 0% 8/1/2041 (b)(d)		100,000	93,000
Ukraine Government 4.5% 2/1/2029 (d)(f)		1,135,735	814,322
Ukraine Government 4.5% 2/1/2034 (d)(f)		1,875,101	1,096,934
Ukraine Government 4.5% 2/1/2035 (d)(f)		626,727	360,995
Ukraine Government 4.5% 2/1/2036 (d)(f)		155,212	88,083
TOTAL UKRAINE			3,746,515
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		1,669,000	1,165,538
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		2,544,000	1,856,484
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		1,169,000	964,279
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		913,000	951,839
Emirate of Dubai 3.9% 9/9/2050 (p)		1,820,000	1,403,675
Emirate of Dubai 5.25% 1/30/2043 (p)		200,000	203,500
TOTAL UNITED ARAB EMIRATES			6,545,315
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,171,000	1,120,647
Uruguay Republic 5.75% 10/28/2034		671,000	717,970
TOTAL URUGUAY			1,838,617
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		300,000	276,353
Republic of Uzbekistan 3.9% 10/19/2031 (d)		281,000	257,676
TOTAL UZBEKISTAN			534,029
VENEZUELA - 0.0%
Venezuela Republic 11.95% (k)(p)		1,000,000	309,000
Venezuela Republic 9.25% (k)		5,020,000	1,613,118
TOTAL VENEZUELA			1,922,118
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		1,217,000	836,310
Republic of Zambia 5.75% 6/30/2033 (d)(f)		65,757	63,151
TOTAL ZAMBIA			899,461
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,684,577)			243,203,483

Non-Convertible Corporate Bonds - 25.3%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		390,000	392,071
Tecpetrol SA 7.625% 11/3/2030 (d)		485,000	481,799
YPF SA 8.25% 1/17/2034 (d)		485,000	487,425

TOTAL ARGENTINA			1,361,295
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(p)	GBP	1,100,000	1,455,182
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		1,138,000	1,036,891
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		297,000	287,098
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(p)	EUR	700,000	814,582
Westpac Banking Corp 4.11% 7/24/2034 (b)		405,000	399,094
			3,992,847
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	745,000	805,514
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(p)	GBP	415,000	517,932
TOTAL FINANCIALS			5,316,293

Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 7% 4/1/2031 (d)		639,000	664,161
Mineral Resources Ltd 8% 11/1/2027 (d)		1,842,000	1,883,067
Mineral Resources Ltd 8.5% 5/1/2030 (d)		1,638,000	1,702,342
Mineral Resources Ltd 9.25% 10/1/2028 (d)		800,000	839,996
			5,089,566
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,100,000	751,920
TOTAL AUSTRALIA			11,157,779
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (p)	EUR	360,000	416,124
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (p)	EUR	200,000	237,782
TOTAL AUSTRIA			653,906
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		1,455,000	1,465,272
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (p)		450,000	484,173

TOTAL AZERBAIJAN			1,949,445
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		1,124,000	1,166,319
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		375,000	404,471

TOTAL BAHRAIN			1,570,790
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		1,765,000	1,560,986
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	1,100,000	1,312,550
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	1,100,000	1,306,074
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	700,000	812,595
TOTAL BELGIUM			3,431,219
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (d)		100,000	92,038
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		970,000	1,061,832
NBM US Holdings Inc 6.625% 8/6/2029 (d)		916,000	925,847
			2,079,717
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (d)		1,465,000	1,314,251
TOTAL CONSUMER STAPLES			3,393,968

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		1,039,496	1,008,551
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		1,175,346	1,276,561
			2,285,112
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		1,624,644	1,355,928
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (d)		785,000	766,191
			2,122,119
TOTAL ENERGY			4,407,231

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		948,000	979,403
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)(k)		4,255,000	952,312
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		350,000	366,274
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (k)		399,916	31,433
Azul Secured Finance LLP 11.93% (k)		820,292	369,132
			400,565
TOTAL INDUSTRIALS			1,719,151

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		558,000	189,720
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		1,358,000	483,679
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		321,000	115,084
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		759,000	277,339
			1,065,822
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		712,000	633,680
CSN Resources SA 5.875% 4/8/2032 (d)		861,000	651,347
CSN Resources SA 8.875% 12/5/2030 (d)		241,000	215,454
ERO Copper Corp 6.5% 2/15/2030 (d)		2,520,000	2,523,150
Nexa Resources SA 6.6% 4/8/2037 (d)		430,000	446,229
Nexa Resources SA 6.75% 4/9/2034 (d)		525,000	557,592
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		4,817,827	4,823,802
Usiminas International Sarl 7.5% 1/27/2032 (d)		995,000	1,022,860
Vale Overseas Ltd 6% 2/25/2056 (b)(d)		575,000	571,838
Vale Overseas Ltd 6.4% 6/28/2054		958,000	981,988
			12,427,940
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		540,000	563,403
Suzano Austria GmbH 3.75% 1/15/2031		570,000	535,509
Suzano Austria GmbH 5% 1/15/2030		1,312,000	1,314,773
Suzano Netherlands BV 5.5% 1/15/2036		895,000	889,406
			3,303,091
TOTAL MATERIALS			16,796,853

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		486,000	508,093
TOTAL BRAZIL			27,804,699
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (d)		2,210,000	2,148,540
Golar LNG Ltd 7.75% 9/19/2029 (d)(p)		1,600,000	1,599,584

TOTAL CAMEROON			3,748,124
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		1,205,000	1,234,931
TELUS Corp 7% 10/15/2055 (b)		527,000	550,124
			1,785,055
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		816,000	848,154
Rogers Communications Inc 7.125% 4/15/2055 (b)		508,000	537,746
			1,385,900
TOTAL COMMUNICATION SERVICES			3,170,955

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		948,000	903,337
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)		1,453,000	1,440,108
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		1,520,000	1,548,904
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,145,000	1,180,510
			5,072,859
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (d)		1,677,000	1,672,729
TOTAL CONSUMER DISCRETIONARY			6,745,588

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		1,809,000	1,205,766
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		1,158,000	1,176,420
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,800,000	2,788,189
Canadian Natural Resources Ltd 5.85% 2/1/2035		1,457,000	1,527,059
Canadian Natural Resources Ltd 6.25% 3/15/2038		900,000	966,618
Cenovus Energy Inc 2.65% 1/15/2032		2,834,000	2,525,991
Cenovus Energy Inc 3.75% 2/15/2052		210,000	149,208
Cenovus Energy Inc 4.65% 3/20/2031		4,040,000	4,052,220
Cenovus Energy Inc 5.25% 6/15/2037		2,135,000	2,088,525
Cenovus Energy Inc 5.4% 3/20/2036		2,986,000	3,015,170
Cenovus Energy Inc 5.4% 6/15/2047		168,000	155,586
Cenovus Energy Inc 6.75% 11/15/2039		357,000	397,915
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		1,200,000	1,272,742
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)		191,000	197,921
			20,313,564
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(p)	EUR	2,400,000	2,798,535
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		300,000	299,596
Royal Bank of Canada 3.125% 9/27/2031 (b)(p)	EUR	1,100,000	1,280,915
Toronto Dominion Bank 3.357% 9/22/2032 (p)	EUR	1,000,000	1,157,132
			5,536,178
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		834,000	828,800
TOTAL FINANCIALS			6,364,978

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (d)		900,000	949,133
Bombardier Inc 7% 6/1/2032 (d)		567,000	597,408
Bombardier Inc 7.25% 7/1/2031 (d)		1,382,000	1,472,069
Bombardier Inc 8.75% 11/15/2030 (d)		1,000,000	1,079,594
			4,098,204
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		1,934,000	2,029,812
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		545,000	583,705
TOTAL INDUSTRIALS			6,711,721

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		1,474,000	1,397,834
Open Text Corp 3.875% 2/15/2028 (d)		1,191,000	1,161,564
Open Text Holdings Inc 4.125% 12/1/2031 (d)(n)		1,625,000	1,510,584
Open Text Holdings Inc 4.125% 2/15/2030 (d)		1,059,000	1,009,621
			5,079,603
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		2,945,000	2,953,291
Methanex Corp 5.25% 12/15/2029		628,000	628,617
Methanex Corp 5.65% 12/1/2044		1,957,000	1,716,536
			5,298,444
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		1,296,000	1,344,382
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		420,000	442,315
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,101,000	1,102,057
			2,888,754
TOTAL MATERIALS			8,187,198

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		57,000	56,747
TOTAL CANADA			57,836,120
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		3,252,000	3,193,074
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		150,000	140,483
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		949,000	920,350
			1,060,833
TOTAL COMMUNICATION SERVICES			4,253,907

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		369,000	384,913
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		569,000	600,472
			985,385
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		1,088,000	1,118,560
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		1,120,000	1,014,440
Antofagasta PLC 5.625% 9/9/2035 (d)		750,000	767,250
Antofagasta PLC 5.625% 5/13/2032 (d)		400,000	411,508
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		354,000	335,450
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		641,000	606,963
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		1,599,000	1,137,768
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (d)		110,000	90,092
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		574,000	575,791
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		800,000	838,688
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		825,000	845,848
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (d)		470,000	501,232
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		433,000	469,125
			7,594,155
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		415,000	428,749
Inversiones CMPC SA 3% 4/6/2031 (d)		717,000	634,731
Inversiones CMPC SA 6.125% 2/26/2034 (d)		275,000	282,068
Inversiones CMPC SA 6.7% 12/9/2057 (b)(d)		280,000	279,440
			1,624,988
TOTAL MATERIALS			9,219,143

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		425,215	436,919
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		447,500	469,036
			905,955
TOTAL CHILE			16,482,950
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		350,000	348,634
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		850,000	794,640
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		356,000	356,328
			1,499,602
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		612,000	595,696
Prosus NV 3.061% 7/13/2031 (d)		738,000	668,702
Prosus NV 3.68% 1/21/2030 (d)		1,014,000	973,440
Prosus NV 4.027% 8/3/2050 (d)		1,020,000	719,100
Prosus NV 4.193% 1/19/2032 (d)		600,000	576,750
			3,533,688
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		903,000	905,754
TOTAL CHINA			5,939,044
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		1,475,000	1,337,840
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		730,000	717,451
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		6,484,000	1,183,330
Ecopetrol SA 4.625% 11/2/2031		610,000	542,900
Ecopetrol SA 8.375% 1/19/2036		460,000	470,925
Ecopetrol SA 8.875% 1/13/2033		2,534,000	2,708,340
Geopark Ltd 5.5% 1/17/2027 (d)		994,000	945,543
Geopark Ltd 8.75% 1/31/2030 (d)		684,000	649,984
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)(n)		2,638,000	1,948,823
			8,449,845
TOTAL ENERGY			9,167,296

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		513,000	548,012
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		980,000	1,023,002
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		3,901,000	3,623,054
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		405,000	418,571
Termocandelaria Power SA 7.75% 9/17/2031 (d)		713,000	734,041
			4,775,666
TOTAL COLOMBIA			16,851,816
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		698,000	716,268
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		650,000	683,153
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (d)		735,000	757,822
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (d)		690,000	710,355
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 6% 1/27/2032 (p)	EUR	1,100,000	1,295,531
TOTAL CZECH REPUBLIC			2,005,886
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	725,000	839,792
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	325,000	391,906
TOTAL CONSUMER STAPLES			1,231,698

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(p)	EUR	2,200,000	2,638,634
Jyske Bank A/S 5.125% 5/1/2035 (b)(p)	EUR	526,000	645,784
			3,284,418
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)(e)		1,115,000	1,146,478
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)(e)		1,115,000	1,167,725
			2,314,203
TOTAL DENMARK			6,830,319
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		475,000	498,023
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		2,068,000	2,155,894
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		451,000	438,460
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	300,000	334,454
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	300,000	334,570
			669,024
TOTAL FINLAND			3,263,378
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (d)		1,212,907	1,159,180
Altice France SA 6.5% 4/15/2032 (d)		5,093,696	4,955,806
Altice France SA 6.875% 10/15/2030 (d)		3,715,732	3,661,251
Altice France SA 6.875% 7/15/2032 (d)		1,328,422	1,294,832
			11,071,069
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (p)	EUR	700,000	808,818
TOTAL COMMUNICATION SERVICES			11,879,887

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (d)		1,090,000	1,109,644
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(p)	EUR	300,000	351,089
RCI Banque SA 5.5% 10/9/2034 (b)(p)	EUR	500,000	607,277
			958,366
TOTAL CONSUMER DISCRETIONARY			2,068,010

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (p)	EUR	800,000	915,860
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		3,317,000	3,531,494
Viridien 10% 10/15/2030 (d)		1,112,000	1,172,242
			4,703,736
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		2,300,000	2,170,476
BNP Paribas SA 3.945% 2/18/2037 (b)(p)	EUR	2,000,000	2,325,724
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		19,953,000	21,046,990
BPCE SA 5.716% 1/18/2030 (b)(d)		500,000	518,916
BPCE SA 7.003% 10/19/2034 (b)(d)		425,000	477,725
Societe Generale SA 1.488% 12/14/2026 (b)(d)		11,855,000	11,839,155
Societe Generale SA 5.5% 4/13/2029 (b)(d)		14,814,000	15,172,055
Societe Generale SA 6.691% 1/10/2034 (b)(d)		1,180,000	1,291,728
			54,842,769
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (d)		1,300,000	1,340,084
Iliad Holding SAS 8.5% 4/15/2031 (d)		1,512,000	1,624,060
			2,964,144
TOTAL FINANCIALS			57,806,913

Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (p)	EUR	800,000	998,797
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	200,000	262,008
RTE Reseau de Transport d'Electricite SADIR 3.875% 11/24/2037 (p)	EUR	500,000	581,827
			1,842,632
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	600,000	701,104
Engie SA 4.25% 9/6/2034 (p)	EUR	1,300,000	1,575,734
Veolia Environnement SA 3.324% 6/17/2032 (p)	EUR	1,700,000	1,970,971
			4,247,809
TOTAL UTILITIES			6,090,441

TOTAL FRANCE			83,464,847
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (d)		570,000	573,209
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		356,000	333,010
TOTAL GEORGIA			906,219
GERMANY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	600,000	692,785
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	1,100,000	1,260,006
ZF Europe Finance BV 7% 6/12/2030 (p)	EUR	300,000	362,833
ZF North America Capital Inc 6.75% 4/23/2030 (d)		997,000	968,535
ZF North America Capital Inc 6.875% 4/14/2028 (d)		565,000	576,653
ZF North America Capital Inc 6.875% 4/23/2032 (d)		1,984,000	1,884,918
ZF North America Capital Inc 7.5% 3/24/2031 (d)		350,000	346,304
			6,092,034
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (p)	EUR	500,000	603,268
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (p)	EUR	900,000	1,042,038
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(p)	EUR	600,000	707,860
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(p)	EUR	400,000	463,560
Volkswagen Bank GmbH 3.5% 6/19/2031 (p)	EUR	500,000	582,462
			1,753,882
Capital Markets - 0.3%
Deutsche Bank AG 6.125% 12/12/2030 (b)(p)	GBP	1,200,000	1,665,861
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		3,100,000	2,941,806
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)		32,720,000	33,280,018
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		5,000,000	5,194,842
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		4,927,000	5,165,342
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)		6,013,000	6,425,643
			54,673,512
TOTAL FINANCIALS			56,427,394

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (d)		1,295,000	1,384,981
Bayer US Finance LLC 6.5% 11/21/2033 (d)		2,295,000	2,485,057
			3,870,038
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (p)	EUR	690,000	803,168
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		2,865,000	2,869,798
TOTAL INDUSTRIALS			3,672,966

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	600,000	696,047
Vonovia SE 3.5% 11/12/2032 (p)	EUR	900,000	1,038,392
			1,734,439
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	500,000	583,478
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	300,000	356,003
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	700,000	817,368
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(p)	EUR	1,600,000	1,764,376
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	1,600,000	1,871,279
EnBW International Finance BV 5.7923% 2/26/2036 (p)	AUD	960,000	622,667
			6,015,171
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (d)		1,940,000	1,929,938
RWE Finance US LLC 5.875% 4/16/2034 (d)		1,209,000	1,275,668
			3,205,606
TOTAL UTILITIES			9,220,777

TOTAL GERMANY			82,662,954
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		1,338,000	1,317,930
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		778,000	536,820
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		669,000	585,375
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		2,468,000	1,431,440
Tullow Oil PLC 10.25% 5/15/2026 (d)		2,858,000	2,063,990

TOTAL GHANA			5,935,555
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		3,126,000	3,233,015
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (d)		1,115,000	1,134,817
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		1,150,000	1,091,787
Millicom International Cellular SA 4.5% 4/27/2031 (d)		2,711,000	2,515,131
Millicom International Cellular SA 5.125% 1/15/2028 (d)		324,000	322,380
Millicom International Cellular SA 6.25% 3/25/2029 (d)		630,000	630,945
Millicom International Cellular SA 7.375% 4/2/2032 (d)		683,000	708,462
			5,268,705
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		1,251,000	1,224,529
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (d)		650,000	647,168
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		1,000,000	995,000
TOTAL UTILITIES			1,642,168

TOTAL GUATEMALA			8,135,402
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (d)		625,000	498,535
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(p)		975,000	933,045

TOTAL HONG KONG			1,431,580
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		400,000	412,250
OTP Bank Nyrt 8.75% 5/15/2033 (b)(p)		400,000	425,624
			837,874
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		215,000	227,470
TOTAL HUNGARY			1,065,344
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (d)		925,000	939,453
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		420,000	413,309
TOTAL INDIA			1,352,762
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		1,006,000	1,010,863
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		945,000	985,163
Pertamina Persero PT 4.175% 1/21/2050 (d)		774,000	609,912
			2,605,938
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		425,000	425,930
Freeport Indonesia PT 5.315% 4/14/2032 (d)		1,012,000	1,026,217
Freeport Indonesia PT 6.2% 4/14/2052 (d)		425,000	435,493
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		1,645,000	1,695,892
			3,583,532
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		361,000	366,528
TOTAL INDONESIA			6,555,998
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		1,054,000	1,064,551
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		484,000	476,715
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		10,717,000	10,374,974
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		34,205,000	31,685,298
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		276,000	276,106
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		11,617,000	11,898,716
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		14,420,000	14,949,975
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,392,000	1,431,799
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		1,073,000	1,103,016
			72,196,599
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		1,339,000	1,354,037
GGAM Finance Ltd 6.875% 4/15/2029 (d)		603,000	625,691
GGAM Finance Ltd 8% 2/15/2027 (d)		138,000	141,158
GGAM Finance Ltd 8% 6/15/2028 (d)		2,469,000	2,615,562
			4,736,448
TOTAL FINANCIALS			76,933,047

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		30,498,000	30,472,241
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		1,716,000	1,714,778
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		1,971,000	2,006,379
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		6,790,000	6,980,765
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (d)		4,222,000	4,389,738
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		10,485,000	10,933,132
			56,497,033
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	190,000	221,891
TOTAL IRELAND			134,716,522
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(p)		1,123,000	1,104,408
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(p)		325,000	313,984
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(p)		100,000	106,658
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(p)		1,005,000	1,010,025
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(p)		335,000	339,530
			2,874,605
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,173,000	1,157,464
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		118,000	117,910
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,421,000	1,491,715
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		811,000	887,654
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		847,000	878,990
			4,533,733
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(p)		400,000	375,125
TOTAL ISRAEL			7,783,463
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		3,523,000	3,359,382
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		4,470,000	4,475,363
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		4,137,000	4,577,902
			12,412,647
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.375% 9/30/2030 (d)		387,000	386,472
Enel Finance International NV 5.5% 6/26/2034 (d)		700,000	731,475
Enel Finance International NV 7.5% 10/14/2032 (d)		245,000	283,289
Enel SpA 3.375% (b)(p)(q)	EUR	345,000	401,081
			1,802,317
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		749,000	782,900
TOTAL UTILITIES			2,585,217

TOTAL ITALY			14,997,864
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		425,000	433,500
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		285,000	285,624

TOTAL JAMAICA			719,124
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (p)	EUR	450,000	530,347
NTT Finance Corp 4.567% 7/16/2027 (d)		2,256,000	2,273,010
NTT Finance Corp 4.62% 7/16/2028 (d)		2,282,000	2,313,838
NTT Finance Corp 4.876% 7/16/2030 (d)		7,959,000	8,131,048
			13,248,243
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		740,000	794,656
TOTAL JAPAN			14,042,899
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		885,000	799,270
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		593,000	605,311
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		121,000	114,888
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		649,000	598,905

TOTAL KAZAKHSTAN			2,118,374
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		840,000	865,778
POSCO 5.875% 1/17/2033 (d)		200,000	213,846

TOTAL KOREA (SOUTH)			1,079,624
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		596,000	570,116
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		4,591,000	3,064,493
Altice Financing SA 9.625% 7/15/2027 (d)		685,000	546,746
			3,611,239
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		603,900	575,281
TOTAL COMMUNICATION SERVICES			4,186,520

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		1,060,000	1,097,906
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	643,200	171,650
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		1,100,000	1,143,399
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		2,474,000	2,152,332
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (p)	EUR	1,300,000	1,489,931
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	300,000	360,736
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (p)	EUR	400,000	464,341
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (p)	EUR	1,745,000	1,935,504
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (p)	EUR	800,000	916,013
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (p)	EUR	630,000	769,176
Logicor Financing Sarl 1.625% 1/17/2030 (p)	EUR	420,000	456,087
Logicor Financing Sarl 2% 1/17/2034 (p)	EUR	1,365,000	1,359,267
Logicor Financing Sarl 4.25% 7/18/2029 (p)	EUR	100,000	120,214
P3 Group Sarl 3.75% 4/2/2033 (p)	EUR	400,000	458,886
P3 Group Sarl 4% 4/19/2032 (p)	EUR	600,000	705,803
			7,185,291
TOTAL REAL ESTATE			9,035,958

TOTAL LUXEMBOURG			17,787,765
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		1,035,000	930,812
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		1,157,000	805,226
Petronas Capital Ltd 3.5% 4/21/2030 (d)		643,000	627,626
			1,432,852
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		1,275,000	1,265,106
TOTAL MALAYSIA			3,628,770
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		1,559,000	1,575,073
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		660,000	565,329
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		872,000	877,450
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		614,517	607,088
Petroleos Mexicanos 10% 2/7/2033		4,400,000	5,078,040
Petroleos Mexicanos 5.35% 2/12/2028		758,000	755,726
Petroleos Mexicanos 5.95% 1/28/2031		71,475,000	68,906,189
Petroleos Mexicanos 6.35% 2/12/2048		13,841,000	10,816,049
Petroleos Mexicanos 6.5% 6/2/2041		237,000	205,329
Petroleos Mexicanos 6.625% 6/15/2035		3,475,000	3,278,663
Petroleos Mexicanos 6.7% 2/16/2032		30,067,000	29,791,887
Petroleos Mexicanos 6.75% 9/21/2047		14,163,000	11,529,107
Petroleos Mexicanos 6.95% 1/28/2060		11,590,000	9,362,518
Petroleos Mexicanos 7.69% 1/23/2050		49,352,000	44,007,178
Petroleos Mexicanos 8.75% 6/2/2029		800,000	856,000
			185,193,774
Financials - 0.1%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		867,000	888,805
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		2,025,000	2,054,140
TOTAL FINANCIALS			2,942,945

Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)(k)		769,000	461,977
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		706,000	574,423
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		1,340,000	1,328,275
			2,364,675
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		700,000	552,797
TOTAL MATERIALS			2,917,472

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (d)		720,000	723,643
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		852,639	925,113
Saavi Energia Sarl 8.875% 2/10/2035 (d)		1,327,000	1,420,726
			2,345,839
TOTAL MEXICO			195,566,452
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		1,365,000	1,272,436
OCP SA 5.125% 6/23/2051 (d)		275,000	227,245
OCP SA 6.1% 4/30/2030 (d)		505,000	526,305
OCP SA 6.75% 5/2/2034 (d)		457,000	492,244
OCP SA 6.875% 4/25/2044 (d)		625,000	649,913
OCP SA 7.5% 5/2/2054 (d)		400,000	442,452

TOTAL MOROCCO			3,610,595
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	400,000	467,684
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		762,000	721,941
TOTAL COMMUNICATION SERVICES			1,189,625

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	1,000,000	1,240,899
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (p)	EUR	900,000	944,252
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(d)		1,430,000	1,516,352
ING Groep NV 3% 8/17/2031 (b)(p)	EUR	1,400,000	1,616,603
			4,077,207
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		5,946,000	5,998,889
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		15,771,000	16,038,595
			22,037,484
TOTAL NETHERLANDS			28,545,215
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,129,000	1,120,758
IHS Holding Ltd 6.25% 11/29/2028 (d)		595,000	591,281
IHS Holding Ltd 7.875% 5/29/2030 (d)		1,631,000	1,659,543
IHS Holding Ltd 8.25% 11/29/2031 (d)		1,098,000	1,138,626
			4,510,208
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		532,793	533,459
TOTAL NIGERIA			5,043,667
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (d)		1,253,000	1,299,199
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		2,709,000	2,731,999
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		1,435,000	1,362,303
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		3,920,000	4,073,222
TOTAL COMMUNICATION SERVICES			8,167,524

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		348,000	277,721
TOTAL PANAMA			8,445,245
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		200,000	199,109
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (d)		640,000	641,402
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		558,000	549,105
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		908,000	916,635
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		935,000	966,884
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		2,477,000	2,512,173
			3,479,057
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (d)		465,000	467,325
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		875,000	894,618
TOTAL UTILITIES			1,361,943

TOTAL PERU			6,948,142
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		1,161,000	1,230,628
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (p)	EUR	1,225,000	1,400,833
GTC Finance DAC 6.5% 10/15/2030 (p)	EUR	1,200,000	1,260,140
			2,660,973
TOTAL POLAND			3,891,601
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(p)	EUR	300,000	350,677
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		575,000	529,963
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		1,396,000	1,363,473
QatarEnergy 2.25% 7/12/2031 (d)		2,600,000	2,344,187
QatarEnergy 3.125% 7/12/2041 (d)		1,920,000	1,484,582
QatarEnergy 3.3% 7/12/2051 (d)		2,489,000	1,768,335
			6,960,577
TOTAL QATAR			7,490,540
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		2,478,296	2,288,930
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		2,745,000	2,479,984
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		1,060,000	718,765
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		1,059,000	685,522
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		1,982,000	1,934,392
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		2,588,000	2,350,836
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		295,000	247,872
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		400,000	394,752
Saudi Arabian Oil Co 6.375% 6/2/2055 (p)		1,295,000	1,379,538
			12,480,591
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (p)		1,250,000	1,264,950
Gaci First Investment Co 5.25% 10/13/2032 (p)		600,000	621,312
			1,886,262
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		935,000	974,878
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		725,000	756,269
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		1,934,000	2,054,759
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		605,000	658,210
			4,444,116
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		1,105,000	1,131,675
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (p)		640,000	647,705
TOTAL SAUDI ARABIA			20,590,349
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		710,000	712,688
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		4,686,000	4,285,301
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		492,000	497,230
TOTAL COMMUNICATION SERVICES			4,782,531

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (d)		395,000	418,700
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		853,000	847,140
Sasol Financing USA LLC 5.5% 3/18/2031		210,000	178,146
Sasol Financing USA LLC 6.5% 9/27/2028		610,000	601,003
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		515,000	523,663
			2,149,952
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		640,000	670,109
TOTAL MATERIALS			2,820,061

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (d)		1,293,000	1,332,194
Eskom Holdings 8.45% 8/10/2028 (d)		685,000	733,549
			2,065,743
TOTAL SOUTH AFRICA			10,087,035
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		1,200,000	1,286,039
CaixaBank SA 3.625% 9/19/2032 (b)(p)	EUR	700,000	826,858

TOTAL SPAIN			2,112,897
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.875% 11/5/2029 (p)	EUR	1,335,000	1,572,737
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	1,465,000	1,597,856

TOTAL SWEDEN			3,170,593
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)		2,024,000	1,986,232
UBS Group AG 3.869% 1/12/2029 (b)(d)		3,711,000	3,688,551
UBS Group AG 4.125% 6/9/2033 (b)(p)	EUR	1,970,000	2,380,876
UBS Group AG 4.194% 4/1/2031 (b)(d)		40,329,000	40,044,980
UBS Group AG 4.55% 4/17/2026		250,000	250,455
UBS Group AG 4.75% 3/17/2032 (b)(p)	EUR	1,900,000	2,368,098
UBS Group AG 5.428% 2/8/2030 (b)(d)		19,318,000	20,012,265
UBS Group AG 5.699% 2/8/2035 (b)(d)		2,000,000	2,118,228
			72,849,685
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(p)		2,430,000	2,451,608
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		200,000	201,650
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(p)		1,605,000	1,462,093
			4,115,351
TOTAL FINANCIALS			76,965,036

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		3,213,000	3,093,903
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		1,478,000	1,487,226
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		832,000	861,663
			5,442,792
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		1,535,000	1,043,800
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		820,000	569,080
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		2,941,000	2,789,115
			4,401,995
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	275,000	322,960
TOTAL MATERIALS			4,724,955

TOTAL SWITZERLAND			87,132,783
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,250,000	1,296,100
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		1,089,000	766,460
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(d)		680,000	701,522
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (d)		565,000	564,469
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		718,000	737,745
			2,003,736
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		305,000	318,344
TOTAL TURKEY			2,322,080
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		700,536	541,654
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		693,000	664,413
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		564,246	509,103
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		2,550,000	2,244,000
			3,417,516
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		873,000	862,360
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		460,000	487,867
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		1,128,000	1,073,715
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		402,000	397,148
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		961,000	927,365
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		749,000	794,315
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		370,000	384,001
			4,926,771
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		1,265,000	1,229,027
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		787,000	782,081
			2,011,108
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(p)		1,155,000	1,213,836
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		635,000	646,620
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		750,000	772,500
			2,632,956
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		950,000	776,587
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		505,000	508,762
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		468,000	472,413
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		932,000	922,392
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		488,000	501,644
			3,181,798
TOTAL UNITED ARAB EMIRATES			16,170,149
UNITED KINGDOM - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (p)	EUR	700,000	807,946
Virgin Media Finance PLC 5% 7/15/2030 (d)		933,000	825,727
			1,633,673
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		2,036,000	1,898,336
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		1,467,000	1,340,582
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		555,000	552,705
			1,893,287
TOTAL COMMUNICATION SERVICES			5,425,296

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		1,169,000	1,228,821
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		1,090,000	1,168,785
			2,397,606
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	550,000	614,225
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (p)	EUR	325,000	378,705
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	100,000	128,158
			506,863
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	1,755,000	2,004,836
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		300,000	305,079
TOTAL CONSUMER DISCRETIONARY			5,828,609

Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		2,539,000	2,554,284
BAT Capital Corp 4.906% 4/2/2030		47,811,000	48,966,970
BAT Capital Corp 5.282% 4/2/2050		1,336,000	1,224,469
BAT Capital Corp 5.834% 2/20/2031		5,473,000	5,816,468
BAT Capital Corp 6.421% 8/2/2033		7,500,000	8,308,143
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	2,190,000	2,622,190
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (p)	EUR	585,000	736,266
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	1,450,000	1,663,329
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		3,927,000	4,041,091
Reynolds American Inc 5.7% 8/15/2035		551,000	579,984
Reynolds American Inc 5.85% 8/15/2045		90,000	89,725
			76,602,919
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		4,733,000	5,156,002
Harbour Energy PLC 5.5% 10/15/2026 (d)		190,000	188,575
			5,344,577
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (b)		7,150,000	7,016,674
Barclays PLC 2.645% 6/24/2031 (b)		10,233,000	9,472,140
Barclays PLC 3.543% 8/14/2031 (b)(p)	EUR	2,000,000	2,349,883
Barclays PLC 5.335% 9/10/2035 (b)		2,607,000	2,663,395
Barclays PLC 5.69% 3/12/2030 (b)		45,815,000	47,725,831
Barclays PLC 5.829% 5/9/2027 (b)		3,236,000	3,258,031
Barclays PLC 6.224% 5/9/2034 (b)		7,080,000	7,657,735
Barclays PLC 6.49% 9/13/2029 (b)		13,180,000	13,951,527
Barclays PLC 7.437% 11/2/2033 (b)		3,625,000	4,172,071
HSBC Holdings PLC 4.856% 5/23/2033 (b)(p)	EUR	775,000	972,222
HSBC Holdings PLC 5.813% 5/22/2033 (b)(p)	GBP	725,000	998,768
HSBC Holdings PLC 6.254% 3/9/2034 (b)		500,000	547,963
HSBC Holdings PLC 8.201% 11/16/2034 (b)(p)	GBP	400,000	585,094
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(p)	EUR	2,480,000	3,080,621
NatWest Group PLC 2.105% 11/28/2031 (b)(p)	GBP	1,185,000	1,537,567
NatWest Group PLC 3.073% 5/22/2028 (b)		6,305,000	6,214,727
NatWest Group PLC 5.847% 3/2/2027 (b)		5,706,000	5,727,649
NatWest Group PLC 7.416% 6/6/2033 (b)(p)	GBP	380,000	531,269
Standard Chartered PLC 3.864% 3/17/2033 (b)(p)	EUR	700,000	828,063
Virgin Money UK PLC 7.625% 8/23/2029 (b)(p)	GBP	1,135,000	1,626,781
			120,918,011
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	975,000	1,137,043
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (b)(p)	EUR	400,000	472,077
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	975,000	1,492,981
TOTAL FINANCIALS			124,020,112

Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	1,590,000	1,390,719
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (p)	GBP	197,000	256,697
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	1,000,000	1,364,367
TOTAL INDUSTRIALS			3,011,783

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	400,000	537,676
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (p)	EUR	510,000	586,751
TOTAL REAL ESTATE			1,124,427

Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (p)	EUR	575,000	667,582
NGG Finance PLC 2.125% 9/5/2082 (b)(p)	EUR	805,000	919,082
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	800,000	932,333
			2,518,997
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		3,390,000	3,390,472
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		1,331,000	1,369,266
			4,759,738
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (p)	GBP	180,000	216,884
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	810,000	1,111,397
Anglian Water Services Financing PLC 6.25% 9/12/2044 (p)	GBP	350,000	447,797
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	625,000	871,993
Northumbrian Water Finance PLC 5.375% 7/22/2032 (p)	GBP	525,000	699,631
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	1,025,000	1,189,750
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (p)	GBP	385,000	486,086
South West Water Finance PLC 5.25% 9/15/2031 (p)	GBP	775,000	1,034,108
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	175,000	240,383
SW Finance I PLC 6.875% 8/7/2032 (p)	GBP	1,000,000	1,374,464
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	404,000	552,933
United Utilities Water Finance PLC 3.5% 2/27/2033 (p)	EUR	625,000	723,166
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	650,000	884,481
Yorkshire Water Finance PLC 6% 7/22/2033 (p)	GBP	650,000	875,925
			10,708,998
TOTAL UTILITIES			17,987,733

TOTAL UNITED KINGDOM			239,345,456
UNITED STATES - 20.1%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.3%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		4,113,000	3,963,903
AT&T Inc 3.8% 12/1/2057		3,772,000	2,679,566
AT&T Inc 4.3% 2/15/2030		565,000	568,157
AT&T Inc 4.5% 3/9/2048		10,000	8,431
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		520,000	512,011
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		821,000	804,824
Cipher Compute LLC 7.125% 11/15/2030 (d)		1,388,000	1,410,124
Connect Holdings LLC 10.5% 4/3/2031 (d)		735,000	696,696
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		770,000	772,713
Level 3 Financing Inc 3.625% 1/15/2029 (d)		752,000	677,071
Level 3 Financing Inc 3.75% 7/15/2029 (d)		800,000	706,820
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,445,000	1,292,943
Level 3 Financing Inc 4% 4/15/2031 (d)		470,000	413,598
Level 3 Financing Inc 4.25% 7/1/2028 (d)		170,000	160,650
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,860,000	1,713,525
Level 3 Financing Inc 4.875% 6/15/2029 (d)		625,000	595,313
Level 3 Financing Inc 6.875% 6/30/2033 (d)		2,360,000	2,403,393
Level 3 Financing Inc 7% 3/31/2034 (d)		1,783,000	1,826,220
Lumen Technologies Inc 4.125% 4/15/2030 (d)		360,000	356,922
Lumen Technologies Inc 4.5% 1/15/2029 (d)		200,000	185,340
Verizon Communications Inc 2.355% 3/15/2032		3,860,000	3,411,611
Verizon Communications Inc 2.55% 3/21/2031		37,592,000	34,394,786
Verizon Communications Inc 4.78% 2/15/2035		1,973,000	1,957,295
Windstream Services LLC 7.5% 10/15/2033 (d)		3,005,000	3,058,131
WULF Compute LLC 7.75% 10/15/2030 (d)		3,432,000	3,548,415
			68,118,458
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	220,000	251,644
Alphabet Inc 3.875% 5/6/2045	EUR	200,000	226,635
Alphabet Inc 4% 5/6/2054	EUR	200,000	222,171
Snap Inc 6.875% 3/1/2033 (d)		981,000	1,010,563
Snap Inc 6.875% 3/15/2034 (d)		585,000	597,988
			2,309,001
Media - 1.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		1,736,000	1,471,260
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(n)		1,489,000	1,261,671
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		2,243,000	2,066,323
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,163,000	1,948,578
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		1,434,000	1,259,778
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		870,000	799,387
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		1,000,000	991,649
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)		750,000	742,693
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		7,871,000	7,320,013
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		6,810,000	5,852,421
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		62,443,000	58,867,375
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		41,121,000	33,327,076
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		10,702,000	8,976,948
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		4,096,000	3,295,712
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		3,136,000	2,748,104
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		10,972,000	11,440,807
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		13,759,000	13,182,886
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		17,501,000	18,457,197
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		1,670,000	1,738,148
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		1,640,000	1,723,748
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,066,000	1,054,424
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		1,732,000	1,824,840
CMG Media Corp 8.875% 6/18/2029 (d)		287,000	235,340
Comcast Corp 3.9% 3/1/2038		71,000	62,347
Comcast Corp 4.65% 7/15/2042		407,000	360,421
CSC Holdings LLC 3.375% 2/15/2031 (d)		3,780,000	2,099,179
CSC Holdings LLC 4.125% 12/1/2030 (d)		2,205,000	1,257,636
CSC Holdings LLC 4.5% 11/15/2031 (d)		895,000	506,020
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,675,000	598,207
CSC Holdings LLC 5.375% 2/1/2028 (d)		1,430,000	1,036,494
CSC Holdings LLC 5.5% 4/15/2027 (d)		590,000	509,098
Discovery Communications LLC 5% 9/20/2037		520,000	442,312
Discovery Communications LLC 6.35% 6/1/2040		643,000	579,697
DISH DBS Corp 5.125% 6/1/2029		2,555,000	2,162,469
DISH DBS Corp 5.25% 12/1/2026 (d)		250,000	244,232
DISH DBS Corp 7.375% 7/1/2028		874,000	814,743
DISH DBS Corp 7.75% 7/1/2026		2,800,000	2,741,229
DISH Network Corp 11.75% 11/15/2027 (d)		1,240,000	1,294,820
Dotdash Meredith Inc 7.625% 6/15/2032 (d)		815,000	738,129
EchoStar Corp 10.75% 11/30/2029		1,494,578	1,647,772
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		5,305,750	5,510,234
EW Scripps Co/The 9.875% 8/15/2030 (d)		1,170,000	1,179,078
Lamar Media Corp 5.375% 11/1/2033 (d)		1,665,000	1,666,814
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		1,173,000	1,243,094
Time Warner Cable LLC 4.5% 9/15/2042		929,000	724,675
Time Warner Cable LLC 5.5% 9/1/2041		316,000	280,078
Time Warner Cable LLC 5.875% 11/15/2040		2,506,000	2,327,971
Time Warner Cable LLC 6.55% 5/1/2037		1,022,000	1,044,761
Time Warner Cable LLC 6.75% 6/15/2039		1,775,000	1,807,418
Time Warner Cable LLC 7.3% 7/1/2038		430,000	457,755
Univision Communications Inc 7.375% 6/30/2030 (d)(n)		1,304,000	1,322,823
Univision Communications Inc 8.5% 7/31/2031 (d)(n)		3,694,000	3,821,425
Univision Communications Inc 9.375% 8/1/2032 (d)		2,505,000	2,659,213
Warnermedia Holdings Inc 4.279% 3/15/2032		240,000	219,300
Warnermedia Holdings Inc 5.05% 3/15/2042		1,927,000	1,541,349
Warnermedia Holdings Inc 5.141% 3/15/2052		446,000	333,608
			223,820,779
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		27,711,000	24,627,688
T-Mobile USA Inc 3.875% 4/15/2030		39,925,000	39,327,617
T-Mobile USA Inc 4.5% 4/15/2050		207,000	174,253
T-Mobile USA Inc 5.05% 7/15/2033		9,448,000	9,700,366
			73,829,924
TOTAL COMMUNICATION SERVICES			368,078,162

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		1,350,000	1,397,631
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		845,000	850,183
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		1,605,000	1,620,959
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		1,580,000	1,625,149
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		1,121,000	1,165,257
			6,659,179
Automobiles - 0.0%
American Honda Finance Corp 5.05% 8/20/2031	GBP	800,000	1,069,001
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		1,083,000	1,037,663
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		1,235,000	1,268,192
			3,374,856
Broadline Retail - 0.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		383,864	325,634
Saks Global Enterprises LLC 11% 12/15/2029 (d)		2,394,322	829,640
Wayfair LLC 6.75% 11/15/2032 (d)		1,125,000	1,147,897
Wayfair LLC 7.25% 10/31/2029 (d)(n)		2,925,000	3,042,722
Wayfair LLC 7.75% 9/15/2030 (d)		3,625,000	3,863,439
			9,209,332
Diversified Consumer Services - 0.0%
Service Corp International/US 5.75% 10/15/2032		689,000	703,065
Sotheby's 7.375% 10/15/2027 (d)		3,720,000	3,703,594
StoneMor Inc 8.5% 5/15/2029 (d)		2,780,000	2,714,621
TKC Holdings Inc 10.5% 5/15/2029 (d)		1,609,000	1,650,044
TKC Holdings Inc 6.875% 5/15/2028 (d)		1,777,000	1,790,235
			10,561,559
Hotels, Restaurants & Leisure - 0.3%
Acushnet Co 5.625% 12/1/2033 (d)		555,000	559,311
Caesars Entertainment Inc 6% 10/15/2032 (d)		595,000	567,648
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		1,119,000	1,138,193
Caesars Entertainment Inc 7% 2/15/2030 (d)		875,000	905,803
Carnival Corp 5.75% 3/15/2030 (d)		1,986,000	2,041,145
Carnival Corp 5.75% 8/1/2032 (d)		565,000	579,189
Carnival Corp 5.875% 6/15/2031 (d)		2,060,000	2,121,081
Carnival Corp 6.125% 2/15/2033 (d)		1,047,000	1,078,503
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)		500,000	481,577
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		3,799,000	3,543,121
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		2,631,000	2,444,944
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		975,000	999,365
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		614,000	633,123
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		660,000	675,947
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		856,000	887,707
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		1,177,000	1,198,772
Life Time Inc 6% 11/15/2031 (d)		1,891,000	1,928,410
Light & Wonder International Inc 6.25% 10/1/2033 (d)		1,655,000	1,665,170
Lindblad Expeditions LLC 7% 9/15/2030 (d)		720,000	738,420
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		1,645,000	1,118,600
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	925,000	1,086,542
McDonald's Corp 3.5% 7/1/2027		139,000	138,037
McDonald's Corp 4.2% 4/1/2050		1,792,000	1,475,507
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		1,117,000	1,168,136
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		551,000	573,020
NCL Corp Ltd 5.875% 1/15/2031 (d)		165,000	162,830
NCL Corp Ltd 6.25% 9/15/2033 (d)		1,220,000	1,205,394
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,190,000	1,207,731
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		1,171,000	1,170,487
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		618,000	622,770
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,196,000	1,222,384
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		1,075,000	1,106,838
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		1,931,000	1,998,100
Viking Cruises Ltd 5.875% 10/15/2033 (d)		2,760,000	2,804,746
Viking Cruises Ltd 9.125% 7/15/2031 (d)		1,087,000	1,166,080
Yum! Brands Inc 4.625% 1/31/2032		1,766,000	1,738,875
Yum! Brands Inc 5.375% 4/1/2032 (n)		827,000	839,267
			44,992,773
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)		1,026,000	971,299
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		570,000	572,904
Beazer Homes USA Inc 7.5% 3/15/2031 (d)(n)		1,329,000	1,349,041
Century Communities Inc 6.625% 9/15/2033 (d)		1,205,000	1,221,928
Dream Finders Homes Inc 6.875% 9/15/2030 (d)		1,205,000	1,214,393
LGI Homes Inc 4% 7/15/2029 (d)(n)		608,000	555,645
LGI Homes Inc 7% 11/15/2032 (d)		3,568,000	3,495,473
LGI Homes Inc 8.75% 12/15/2028 (d)		584,000	608,430
New Home Co Inc/The 8.5% 11/1/2030 (d)		531,000	546,943
TopBuild Corp 4.125% 2/15/2032 (d)		1,200,000	1,144,167
TopBuild Corp 5.625% 1/31/2034 (d)		1,129,000	1,144,412
Whirlpool Corp 5.75% 3/1/2034		125,000	120,162
Whirlpool Corp 6.125% 6/15/2030		2,179,000	2,200,910
Whirlpool Corp 6.5% 6/15/2033		3,656,000	3,633,102
			18,778,809
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030		127,000	128,285
AutoZone Inc 4% 4/15/2030		4,169,000	4,135,803
Carvana Co 4.875% 9/1/2029 (d)		585,000	542,588
Carvana Co 5.875% 10/1/2028 (d)		650,000	638,625
Carvana Co 9% 6/1/2030 pay-in-kind (b)(d)		364,425	382,121
Carvana Co 9% 6/1/2031 pay-in-kind (b)(d)		2,804,625	3,154,278
Champions Financing Inc 8.75% 2/15/2029 (d)(n)		1,394,000	1,389,555
LBM Acquisition LLC 6.25% 1/15/2029 (d)		817,000	730,822
LBM Acquisition LLC 9.5% 6/15/2031 (d)		1,925,000	1,984,136
Lowe's Cos Inc 3.35% 4/1/2027		91,000	90,233
Lowe's Cos Inc 3.75% 4/1/2032		20,893,000	20,078,433
Lowe's Cos Inc 4.5% 4/15/2030		86,000	87,137
Lowe's Cos Inc 5.625% 4/15/2053		21,000	20,776
O'Reilly Automotive Inc 4.2% 4/1/2030		188,000	187,781
Park River Holdings Inc 8% 3/15/2031 (d)		415,000	428,717
SGUS LLC 11% 12/15/2029 (d)		1,311,314	1,062,631
Staples Inc 10.75% 9/1/2029 (d)		3,200,000	3,145,091
Staples Inc 12.75% 1/15/2030 (d)		1,730,699	1,364,125
TJX Cos Inc/The 3.875% 4/15/2030		4,000	3,980
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(n)		963,000	1,014,740
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		560,000	571,154
			41,141,011
TOTAL CONSUMER DISCRETIONARY			134,717,519

Consumer Staples - 0.3%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026		4,389,000	4,360,923
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,599,000	1,532,998
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		1,858,000	1,844,004
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		985,000	998,460
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)		1,105,000	1,113,911
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		1,046,000	1,083,145
C&S Group Enterprises LLC 5% 12/15/2028 (d)		1,192,000	1,107,160
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		2,097,000	2,190,795
Kroger Co/The 5% 9/15/2034		5,300,000	5,384,943
Mars Inc 4.8% 3/1/2030 (d)		11,332,000	11,608,288
Mars Inc 5% 3/1/2032 (d)		12,482,000	12,899,732
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,073,000	1,103,894
Sysco Corp 5.95% 4/1/2030		948,000	1,005,438
Sysco Corp 6.6% 4/1/2050		530,000	588,605
US Foods Inc 4.75% 2/15/2029 (d)		1,418,000	1,411,396
US Foods Inc 5.75% 4/15/2033 (d)		847,000	862,245
US Foods Inc 6.875% 9/15/2028 (d)		683,000	706,426
			45,441,440
Food Products - 0.0%
JBS USA Food Co 3.625% 1/15/2032 (d)		165,000	150,181
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		1,272,000	1,234,004
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		1,770,000	1,694,127
Post Holdings Inc 4.625% 4/15/2030 (d)		1,283,000	1,249,660
Post Holdings Inc 5.5% 12/15/2029 (d)		1,458,000	1,458,253
Post Holdings Inc 6.25% 10/15/2034 (d)		613,000	622,589
Post Holdings Inc 6.25% 2/15/2032 (d)		1,122,000	1,158,540
Post Holdings Inc 6.375% 3/1/2033 (d)		966,000	977,752
			8,545,106
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		884,000	905,000
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		703,000	536,885
Altria Group Inc 4.25% 8/9/2042		448,000	380,509
Altria Group Inc 4.5% 5/2/2043		289,000	250,861
Altria Group Inc 4.8% 2/14/2029		36,000	36,610
Altria Group Inc 5.95% 2/14/2049		300,000	306,055
Philip Morris International Inc 3.25% 6/6/2032	EUR	1,975,000	2,276,342
			3,787,262
TOTAL CONSUMER STAPLES			63,039,731

Energy - 2.3%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035		55,000	54,715
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		745,000	759,940
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		840,000	863,088
Nabors Industries Inc 8.875% 8/15/2031 (d)		940,000	917,911
Nabors Industries Inc 9.125% 1/31/2030 (d)		539,000	565,109
Nabors Industries Ltd 7.5% 1/15/2028 (d)		1,190,000	1,191,535
Star Holding LLC 8.75% 8/1/2031 (d)		760,000	767,236
Transocean Aquila Ltd 8% 9/30/2028 (d)		449,031	460,897
Transocean International Ltd 7.875% 10/15/2032 (d)		336,000	350,250
Transocean International Ltd 8.25% 5/15/2029 (d)		1,014,000	1,031,458
Transocean International Ltd 8.5% 5/15/2031 (d)		949,000	956,714
Transocean International Ltd 8.75% 2/15/2030 (d)		647,250	674,827
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)		1,105,000	1,114,904
WBI Operating LLC 6.25% 10/15/2030 (d)		885,000	885,354
WBI Operating LLC 6.5% 10/15/2033 (d)		907,000	906,560
			11,500,498
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)		541,000	542,784
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		610,000	613,016
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		578,000	589,094
California Resources Corp 7% 1/15/2034 (d)		110,000	109,723
California Resources Corp 8.25% 6/15/2029 (d)		3,062,000	3,203,694
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		1,059,000	1,055,743
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		2,753,000	2,750,192
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		888,000	925,248
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,255,000	1,203,710
CNX Resources Corp 6% 1/15/2029 (d)		321,000	322,204
CNX Resources Corp 7.25% 3/1/2032 (d)		1,752,000	1,827,070
CNX Resources Corp 7.375% 1/15/2031 (d)(n)		644,000	668,536
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		18,937,000	20,104,554
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		9,965,000	10,700,961
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		673,000	721,773
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		762,000	822,166
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		406,000	447,799
Comstock Resources Inc 5.875% 1/15/2030 (d)		1,995,000	1,938,339
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,272,000	1,275,857
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		1,787,000	1,935,804
CVR Energy Inc 8.5% 1/15/2029 (d)		1,421,000	1,461,457
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		1,325,000	1,341,973
DCP Midstream Operating LP 5.125% 5/15/2029		1,290,000	1,320,465
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		2,719,000	2,734,496
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		556,000	569,604
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		1,260,000	1,320,677
Energy Transfer LP 3.75% 5/15/2030		57,521,000	56,116,064
Energy Transfer LP 4.95% 6/15/2028		141,000	143,448
Energy Transfer LP 5% 5/15/2050		1,051,000	893,697
Energy Transfer LP 5.25% 4/15/2029		3,592,000	3,696,546
Energy Transfer LP 5.8% 6/15/2038		309,000	317,687
Energy Transfer LP 6.5% 2/15/2056 (b)		117,000	115,345
Energy Transfer LP 6.55% 12/1/2033		7,679,000	8,470,438
Energy Transfer LP 6.75% 2/15/2056 (b)		117,000	116,422
Energy Transfer LP 7.375% 2/1/2031 (d)		7,098,000	7,386,589
Enterprise Products Operating LLC 3.7% 2/15/2026		5,310,000	5,303,255
Exxon Mobil Corp 3.482% 3/19/2030		2,903,000	2,848,400
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,113,000	2,179,891
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,475,000	1,492,851
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		461,000	468,216
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		275,000	288,342
Harvest Midstream I LP 7.5% 5/15/2032 (d)		929,000	965,351
Harvest Midstream I LP 7.5% 9/1/2028 (d)		1,580,000	1,602,384
Hess Corp 5.6% 2/15/2041		20,000	20,942
Hess Corp 5.8% 4/1/2047		608,000	634,289
Hess Corp 7.125% 3/15/2033		12,189,000	14,243,403
Hess Corp 7.3% 8/15/2031		5,397,000	6,246,177
Hess Corp 7.875% 10/1/2029		403,000	458,243
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		546,000	532,529
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		1,779,000	1,779,347
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		411,000	415,285
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		925,000	940,566
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		650,000	672,606
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		580,000	594,586
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		730,000	770,506
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		287,000	279,685
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		13,000	14,242
Kinder Morgan Inc 5.05% 2/15/2046		34,000	31,059
Kinder Morgan Inc 5.55% 6/1/2045		193,000	188,556
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,036,000	1,044,258
Kinetik Holdings LP 6.625% 12/15/2028 (d)		1,993,000	2,050,267
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		1,754,000	1,682,205
MPLX LP 2.65% 8/15/2030		33,444,000	30,963,201
MPLX LP 4.8% 2/15/2029		293,000	297,701
MPLX LP 4.95% 9/1/2032		14,376,000	14,491,217
MPLX LP 5.5% 2/15/2049		249,000	231,088
MPLX LP 5.5% 6/1/2034		2,055,000	2,109,257
Occidental Petroleum Corp 4.2% 3/15/2048		1,871,000	1,400,671
Occidental Petroleum Corp 4.4% 4/15/2046		950,000	755,321
Occidental Petroleum Corp 5.375% 1/1/2032		5,417,000	5,545,881
Occidental Petroleum Corp 6.2% 3/15/2040		250,000	255,654
Occidental Petroleum Corp 6.45% 9/15/2036		7,090,000	7,570,525
Occidental Petroleum Corp 6.6% 3/15/2046		286,000	297,715
Occidental Petroleum Corp 7.5% 5/1/2031		57,877,500	65,279,569
Occidental Petroleum Corp 7.875% 9/15/2031		400,000	459,176
ONEOK Inc 4.25% 9/24/2027		2,308,000	2,313,429
ONEOK Inc 4.4% 10/15/2029		3,287,000	3,297,237
ONEOK Inc 4.75% 10/15/2031		10,545,000	10,593,906
Ovintiv Inc 5.15% 11/15/2041		1,386,000	1,215,763
Ovintiv Inc 6.625% 8/15/2037		1,341,000	1,427,360
Ovintiv Inc 7.375% 11/1/2031		240,000	268,448
Ovintiv Inc 8.125% 9/15/2030		652,000	747,124
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		308,000	304,678
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		2,830,000	2,787,310
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		1,586,000	1,667,191
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		8,717,000	8,464,503
Prairie Acquiror LP 9% 8/1/2029 (d)		444,000	458,945
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		1,160,000	1,160,380
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		1,200,000	1,259,024
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		391,000	406,482
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		2,431,000	2,445,409
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,167,000	1,143,758
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,603,000	1,608,093
Sunoco LP 4.5% 10/1/2029 (d)		619,000	603,111
Sunoco LP 4.625% 5/1/2030 (d)		2,583,000	2,518,008
Sunoco LP 5.625% 3/15/2031 (d)		618,000	621,516
Sunoco LP 5.875% 3/15/2034 (d)		605,000	608,897
Sunoco LP 6.25% 7/1/2033 (d)		1,377,000	1,414,348
Sunoco LP 6.625% 8/15/2032 (d)		1,211,000	1,248,459
Sunoco LP 7% 5/1/2029 (d)		503,000	523,588
Sunoco LP 7.25% 5/1/2032 (d)		494,000	521,345
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		1,713,000	1,712,026
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		4,722,000	4,706,260
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		1,538,000	1,520,076
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		637,000	637,752
Talos Production Inc 9.375% 2/1/2031 (d)(n)		1,263,000	1,330,889
Targa Resources Corp 4.35% 1/15/2029		4,864,000	4,880,364
Targa Resources Corp 4.9% 9/15/2030		8,777,000	8,952,071
Targa Resources Corp 5.65% 2/15/2036		15,467,000	15,983,070
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		5,027,000	4,811,057
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050		542,000	424,787
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		2,039,000	2,108,945
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		1,610,000	1,687,509
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		1,079,000	1,175,760
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,013,000	1,128,572
Western Gas Partners LP 4.05% 2/1/2030 (f)		32,632,000	32,092,402
Western Gas Partners LP 4.5% 3/1/2028		700,000	702,546
Western Gas Partners LP 4.65% 7/1/2026		46,000	46,050
Western Gas Partners LP 4.75% 8/15/2028		765,000	772,101
Western Gas Partners LP 5.3% 3/1/2048		2,445,000	2,124,390
Western Gas Partners LP 5.45% 11/15/2034		4,585,000	4,622,664
Williams Cos Inc/The 3.5% 11/15/2030		52,667,000	50,520,932
Williams Cos Inc/The 4.65% 8/15/2032		4,427,000	4,454,369
Williams Cos Inc/The 5.15% 3/15/2034		5,728,000	5,846,595
Williams Cos Inc/The 5.4% 3/2/2026		675,000	677,351
			517,714,442
TOTAL ENERGY			529,214,940

Financials - 9.2%
Banks - 4.7%
Bank of America Corp 2.299% 7/21/2032 (b)		15,884,000	14,248,567
Bank of America Corp 2.592% 4/29/2031 (b)		90,886,000	84,975,922
Bank of America Corp 3.419% 12/20/2028 (b)		109,825,000	108,465,297
Bank of America Corp 4.25% 10/22/2026		1,327,000	1,329,830
Bank of America Corp 4.571% 4/27/2033 (b)		800,000	803,309
Bank of America Corp 5.015% 7/22/2033 (b)		42,856,000	44,094,137
Bank of America Corp 5.468% 1/23/2035 (b)		14,720,000	15,481,642
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	500,000	590,973
Citigroup Inc 4.3% 11/20/2026		5,255,000	5,264,153
Citigroup Inc 4.412% 3/31/2031 (b)		59,403,000	59,594,802
Citigroup Inc 4.45% 9/29/2027		358,000	359,756
Citigroup Inc 4.658% 5/24/2028 (b)		71,045,000	71,644,612
Citigroup Inc 4.91% 5/24/2033 (b)		20,451,000	20,827,313
Citigroup Inc 5.449% 6/11/2035 (b)		7,200,000	7,519,818
First-Citizens Bank & Trust Co 6.125% 3/9/2028		174,000	180,454
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		8,495,000	8,071,590
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		4,251,000	4,013,485
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(p)	EUR	650,000	771,974
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		102,517,000	103,655,183
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		115,488,000	117,017,159
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		14,536,000	14,684,282
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		35,808,000	36,766,403
JPMorgan Chase & Co 4.946% 10/22/2035 (b)		15,274,000	15,561,730
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		13,498,000	13,998,624
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		10,427,000	10,751,569
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		16,230,000	17,240,672
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		10,058,000	10,737,397
Synchrony Bank 5.625% 8/23/2027		1,510,000	1,540,236
Wells Fargo & Co 3.526% 3/24/2028 (b)		75,141,000	74,595,803
Wells Fargo & Co 4.478% 4/4/2031 (b)		84,338,000	85,257,129
Wells Fargo & Co 4.897% 7/25/2033 (b)		33,314,000	34,078,180
Wells Fargo & Co 5.15% 4/23/2031 (b)		19,759,000	20,463,297
Wells Fargo & Co 5.499% 1/23/2035 (b)		11,121,000	11,693,995
Wells Fargo & Co 5.574% 7/25/2029 (b)		11,512,000	11,931,127
Wells Fargo & Co 5.605% 4/23/2036 (b)		14,595,000	15,479,558
Wells Fargo & Co 6.303% 10/23/2029 (b)		7,701,000	8,154,495
Western Alliance Bancorp 3% 6/15/2031 (b)		2,138,000	2,046,023
			1,053,890,496
Capital Markets - 2.8%
Ares Strategic Income Fund 5.45% 9/9/2028 (d)		9,538,000	9,584,242
Ares Strategic Income Fund 5.7% 3/15/2028		15,181,000	15,378,196
Ares Strategic Income Fund 5.8% 9/9/2030 (d)		7,637,000	7,718,752
Athene Global Funding 5.339% 1/15/2027 (d)		8,489,000	8,598,851
Athene Global Funding 5.583% 1/9/2029 (d)		32,869,000	33,800,465
Blackstone Private Credit Fund 4.875% 4/14/2026 (p)	GBP	905,000	1,197,210
Blackstone Private Credit Fund 5.6% 11/22/2029		20,100,000	20,329,401
Blackstone Private Credit Fund 7.3% 11/27/2028		18,200,000	19,348,900
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		64,799,000	58,268,410
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		24,989,000	23,128,296
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		80,410,000	79,864,267
Goldman Sachs Group Inc/The 3.8% 3/15/2030		6,455,000	6,370,501
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (b)		6,241,000	6,198,400
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (b)		2,596,000	2,636,377
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,506,000	7,328,131
Hightower Holding LLC 6.75% 4/15/2029 (d)		767,000	767,781
Hightower Holding LLC 9.125% 1/31/2030 (d)		1,606,000	1,706,984
HPS Corporate Lending Fund 5.45% 1/14/2028		29,124,000	29,347,751
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,661,000	1,689,712
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		1,260,000	1,317,808
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		981,000	1,033,412
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		1,451,000	1,378,257
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		715,000	697,807
Moody's Corp 3.25% 1/15/2028		108,000	106,348
Morgan Stanley 2.699% 1/22/2031 (b)		7,596,000	7,136,469
Morgan Stanley 3.622% 4/1/2031 (b)		77,289,000	75,360,156
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	650,000	774,063
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	300,000	359,047
Morgan Stanley 4.35% 9/8/2026		1,377,000	1,380,384
Morgan Stanley 4.431% 1/23/2030 (b)		92,393,000	93,085,036
Morgan Stanley 4.889% 7/20/2033 (b)		31,009,000	31,742,995
Morgan Stanley 5.192% 4/17/2031 (b)		12,414,000	12,848,491
Morgan Stanley 5.32% 7/19/2035 (b)		11,850,000	12,306,718
Morgan Stanley 5.449% 7/20/2029 (b)		4,087,000	4,223,813
Morgan Stanley 5.664% 4/17/2036 (b)		9,214,000	9,781,467
MSCI Inc 5.15% 3/15/2036		4,069,000	4,064,040
MSCI Inc 5.25% 9/1/2035		10,834,000	10,955,129
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		20,150,000	20,395,887
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		2,326,000	2,386,643
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		551,000	570,342
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		936,000	982,349
			626,149,288
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027		2,100,000	2,111,106
Ally Financial Inc 6.646% 1/17/2040 (b)		2,262,000	2,272,672
Ally Financial Inc 6.7% 2/14/2033 (n)		2,478,000	2,594,233
Ally Financial Inc 7.1% 11/15/2027		25,628,000	26,838,391
Ally Financial Inc 8% 11/1/2031		13,088,000	14,893,908
Capital One Financial Corp 3.273% 3/1/2030 (b)		13,183,000	12,799,510
Capital One Financial Corp 3.65% 5/11/2027		5,794,000	5,762,068
Capital One Financial Corp 3.8% 1/31/2028		381,000	378,967
Capital One Financial Corp 4.1% 2/9/2027		197,000	196,850
Capital One Financial Corp 4.5% 1/30/2026		5,267,000	5,267,000
Capital One Financial Corp 4.927% 5/10/2028 (b)		3,386,000	3,421,575
Capital One Financial Corp 5.247% 7/26/2030 (b)		35,090,000	36,161,516
Capital One Financial Corp 7.624% 10/30/2031 (b)		33,186,000	37,551,861
Encore Capital Group Inc 6.625% 4/15/2031 (d)		450,000	449,862
Encore Capital Group Inc 8.5% 5/15/2030 (d)		1,654,000	1,760,306
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	500,000	594,874
Ford Motor Credit Co LLC 5.113% 5/3/2029		6,484,000	6,465,452
Ford Motor Credit Co LLC 5.73% 9/5/2030		1,286,000	1,308,777
Ford Motor Credit Co LLC 5.8% 3/8/2029		5,850,000	5,963,448
Ford Motor Credit Co LLC 6.05% 3/5/2031		12,610,000	12,950,459
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	550,000	740,768
Ford Motor Credit Co LLC 7.122% 11/7/2033		16,100,000	17,350,991
LFS Topco LLC 8.75% 7/15/2030 (d)		2,399,000	2,345,580
Navient Corp 4.875% 3/15/2028		230,000	227,092
Navient Corp 5% 3/15/2027		595,000	594,474
Navient Corp 5.5% 3/15/2029		555,000	546,766
Navient Corp 5.625% 8/1/2033 (n)		847,000	763,318
Navient Corp 7.875% 6/15/2032		1,050,000	1,084,916
OneMain Finance Corp 3.875% 9/15/2028		1,514,000	1,469,295
OneMain Finance Corp 4% 9/15/2030 (n)		936,000	878,476
OneMain Finance Corp 6.125% 5/15/2030		955,000	970,355
OneMain Finance Corp 6.5% 3/15/2033		600,000	602,904
OneMain Finance Corp 6.625% 5/15/2029		878,000	908,528
OneMain Finance Corp 6.75% 3/15/2032		440,000	449,697
OneMain Finance Corp 7.125% 11/15/2031		769,000	801,216
OneMain Finance Corp 7.125% 3/15/2026		339,000	341,162
OneMain Finance Corp 7.125% 9/15/2032		585,000	605,865
OneMain Finance Corp 7.5% 5/15/2031		297,000	312,007
PRA Group Inc 8.875% 1/31/2030 (d)(n)		1,005,000	1,041,883
SLM Corp 6.5% 1/31/2030		1,262,000	1,315,433
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)		1,293,000	1,304,999
Synchrony Financial 3.95% 12/1/2027		1,548,000	1,535,219
			215,933,779
Financial Services - 0.6%
Block Inc 3.5% 6/1/2031 (n)		2,458,000	2,305,750
Block Inc 5.625% 8/15/2030 (d)		960,000	978,177
Block Inc 6% 8/15/2033 (d)		775,000	796,511
Block Inc 6.5% 5/15/2032		2,801,000	2,927,250
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,237,000	2,375,582
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		978,000	956,132
Clue Opco LLC 9.5% 10/15/2031 (d)		619,000	640,917
Corebridge Financial Inc 3.65% 4/5/2027		966,000	958,545
Corebridge Financial Inc 3.85% 4/5/2029		31,450,000	30,972,095
Corebridge Financial Inc 3.9% 4/5/2032		36,646,000	34,835,192
Corebridge Financial Inc 4.35% 4/5/2042		208,000	179,128
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)		1,110,000	1,124,093
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)		560,000	566,244
Equitable Holdings Inc 4.35% 4/20/2028		1,801,000	1,807,733
Equitable Holdings Inc 4.572% 2/15/2029 (d)		2,676,000	2,691,377
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (b)		1,677,000	1,708,741
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		1,530,000	1,533,825
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,128,000	3,595,494
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,722,000	1,699,870
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		730,000	729,301
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		875,000	845,824
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		1,925,000	1,834,173
Jackson Financial Inc 3.125% 11/23/2031		2,683,000	2,445,454
Jackson Financial Inc 5.17% 6/8/2027		418,000	422,680
Jackson Financial Inc 5.67% 6/8/2032		7,443,000	7,716,670
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		6,237,000	5,640,708
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		256,000	268,287
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		853,000	892,362
NFE Financing LLC 12% 11/15/2029 (d)(k)		4,872,040	1,234,575
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		1,035,000	1,066,493
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		1,003,000	1,043,981
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		1,257,000	1,312,235
Pine Street Trust II 5.568% 2/15/2049 (d)		800,000	760,798
Rocket Cos Inc 6.125% 8/1/2030 (d)		2,036,000	2,113,495
Rocket Cos Inc 6.375% 8/1/2033 (d)		1,800,000	1,884,902
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,061,000	1,102,816
Sixth Street Lending Partners 6.125% 7/15/2030 (d)		10,261,000	10,541,471
UWM Holdings LLC 6.25% 3/15/2031 (d)		1,248,000	1,253,518
UWM Holdings LLC 6.625% 2/1/2030 (d)		2,105,000	2,139,105
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		982,000	1,009,337
WEX Inc 6.5% 3/15/2033 (d)		1,495,000	1,524,773
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		3,777,000	3,921,429
			144,357,043
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)		600,000	589,283
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		555,000	568,475
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		290,000	301,132
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		371,000	388,837
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		458,000	471,151
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		789,000	803,405
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		628,000	649,241
American International Group Inc 3.4% 6/30/2030		2,180,000	2,098,911
AmWINS Group Inc 4.875% 6/30/2029 (d)		192,000	187,260
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		1,896,000	1,911,926
Equitable Financial Life Global Funding 5% 3/27/2030 (d)		4,430,000	4,541,057
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		11,295,000	10,647,774
Hartford Insurance Group Inc/The 4.3% 4/15/2043		604,000	528,515
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		290,000	292,058
Marsh & McLennan Cos Inc 4.375% 3/15/2029		2,260,000	2,285,217
Marsh & McLennan Cos Inc 4.75% 3/15/2039		1,134,000	1,101,851
Pacific LifeCorp 5.125% 1/30/2043 (d)		554,000	529,958
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (d)		1,852,000	1,708,229
Unum Group 4% 6/15/2029		3,224,000	3,189,992
Western-Southern Global Funding 4.9% 5/1/2030 (d)		4,940,000	5,082,217
			37,876,489
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		1,105,000	1,116,299
Rithm Capital Corp 8% 4/1/2029 (d)		646,000	659,982
Rithm Capital Corp 8% 7/15/2030 (d)		1,095,000	1,116,095
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		145,000	143,884
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		555,000	558,793
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		885,000	899,467
Starwood Property Trust Inc 6% 4/15/2030 (d)		770,000	792,636
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		292,000	304,385
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		834,000	870,638
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		1,294,000	1,371,369
			7,833,548
TOTAL FINANCIALS			2,086,040,643

Health Care - 1.3%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		1,967,000	1,755,449
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)		1,326,000	1,287,633
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		3,847,000	3,979,029
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		975,000	1,026,836
			6,293,498
Health Care Providers & Services - 1.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(n)		1,091,000	1,111,803
Centene Corp 2.45% 7/15/2028		7,865,000	7,332,154
Centene Corp 2.625% 8/1/2031		1,900,000	1,628,037
Centene Corp 3.375% 2/15/2030		27,934,000	25,651,287
Centene Corp 4.25% 12/15/2027		1,111,000	1,097,351
Centene Corp 4.625% 12/15/2029		15,578,000	15,059,491
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		6,834,000	6,113,966
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		2,813,000	2,657,428
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		2,458,000	2,042,396
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		1,005,000	1,068,796
Cigna Group/The 2.375% 3/15/2031		3,630,000	3,289,729
Cigna Group/The 3.05% 10/15/2027		150,000	147,572
Cigna Group/The 4.8% 8/15/2038		2,581,000	2,498,694
Cigna Group/The 4.9% 12/15/2048		268,000	243,081
CVS Health Corp 3% 8/15/2026		39,000	38,686
CVS Health Corp 3.625% 4/1/2027		141,000	140,023
CVS Health Corp 4.3% 3/25/2028		27,601,000	27,677,529
CVS Health Corp 4.78% 3/25/2038		2,115,000	2,010,366
CVS Health Corp 5% 1/30/2029		4,149,000	4,244,935
CVS Health Corp 5.25% 1/30/2031		17,030,000	17,640,910
CVS Health Corp 5.55% 6/1/2031		7,565,000	7,950,339
CVS Health Corp 6.75% 12/10/2054 (b)		2,162,000	2,240,561
CVS Health Corp 7% 3/10/2055 (b)		2,621,000	2,755,628
DaVita Inc 3.75% 2/15/2031 (d)		747,000	692,699
DaVita Inc 4.625% 6/1/2030 (d)		3,101,000	3,007,777
DaVita Inc 6.75% 7/15/2033 (d)		1,486,000	1,544,125
DaVita Inc 6.875% 9/1/2032 (d)		1,574,000	1,637,791
Global Medical Response Inc 7.375% 10/1/2032 (d)		540,000	568,944
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		581,000	548,023
HCA Inc 3.5% 9/1/2030		45,726,000	44,014,248
HCA Inc 3.625% 3/15/2032		2,294,000	2,176,000
HCA Inc 5.45% 9/15/2034		2,000,000	2,076,002
HCA Inc 5.625% 9/1/2028		542,000	559,732
HCA Inc 5.875% 2/1/2029		2,361,000	2,459,861
Humana Inc 3.7% 3/23/2029		981,000	962,831
Humana Inc 5.375% 4/15/2031		6,629,000	6,858,410
LifePoint Health Inc 10% 6/1/2032 (d)		789,000	833,950
ModivCare Inc 5% 10/1/2029 (d)(k)		649,000	64
Molina Healthcare Inc 6.25% 1/15/2033 (d)		3,427,000	3,434,769
Molina Healthcare Inc 6.5% 2/15/2031 (d)		1,675,000	1,711,036
Owens & Minor Inc 4.5% 3/31/2029 (d)(n)		705,000	498,574
Owens & Minor Inc 6.625% 4/1/2030 (d)		1,352,000	867,046
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		1,310,000	1,313,714
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		1,268,000	1,344,334
Radiology Partners Inc 8.5% 7/15/2032 (d)		655,000	680,381
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		115,521	111,767
Sabra Health Care LP 3.2% 12/1/2031		38,425,000	35,150,377
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		595,000	610,600
Tenet Healthcare Corp 4.25% 6/1/2029		928,000	909,611
Tenet Healthcare Corp 4.375% 1/15/2030		1,749,000	1,713,869
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		1,660,000	1,686,304
Tenet Healthcare Corp 6% 11/15/2033 (d)		905,000	934,438
Tenet Healthcare Corp 6.125% 10/1/2028		2,828,000	2,840,246
Tenet Healthcare Corp 6.125% 6/15/2030		1,523,000	1,556,721
Tenet Healthcare Corp 6.75% 5/15/2031		310,000	322,983
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		154,000	156,701
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		2,888,000	2,933,856
			261,358,546
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (d)		2,258,000	2,361,789
IQVIA Inc 6.5% 5/15/2030 (d)		923,000	960,258
			3,322,047
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		581,000	560,555
Charles River Laboratories International Inc 4% 3/15/2031 (d)		124,000	117,301
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		487,000	481,944
			1,159,800
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		4,535,000	4,688,351
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		715,000	711,954
Bausch Health Cos Inc 11% 9/30/2028 (d)		585,000	611,482
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		850,000	769,246
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		520,000	382,200
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		92,000	96,428
Mylan Inc 4.55% 4/15/2028		5,345,000	5,342,889
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		657,000	640,290
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(n)		3,784,000	3,168,929
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		757,000	681,222
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		1,533,000	1,289,153
Utah Acquisition Sub Inc 3.95% 6/15/2026		55,000	54,808
			18,436,952
TOTAL HEALTH CARE			292,326,292

Industrials - 1.0%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		1,477,000	1,522,447
Axon Enterprise Inc 6.25% 3/15/2033 (d)		1,315,000	1,365,275
Boeing Co 3.55% 3/1/2038		1,648,000	1,398,098
Boeing Co 5.15% 5/1/2030		24,974,000	25,740,215
Boeing Co 5.705% 5/1/2040		1,200,000	1,232,807
Boeing Co 5.805% 5/1/2050		2,275,000	2,265,564
Boeing Co 5.93% 5/1/2060		16,129,000	16,012,405
Boeing Co 6.259% 5/1/2027		371,000	381,138
Boeing Co 6.298% 5/1/2029		1,357,000	1,443,239
Boeing Co 6.388% 5/1/2031		12,106,000	13,171,517
Boeing Co 6.528% 5/1/2034		8,962,000	9,965,551
Boeing Co 6.858% 5/1/2054		2,783,000	3,170,587
Boeing Co 7.008% 5/1/2064		2,488,000	2,849,038
BWX Technologies Inc 4.125% 6/30/2028 (d)		2,135,000	2,094,577
Carpenter Technology Corp 5.625% 3/1/2034 (d)		1,520,000	1,544,855
OneSky Flight LLC 8.875% 12/15/2029 (d)		1,212,000	1,282,651
TransDigm Inc 6% 1/15/2033 (d)		675,000	690,190
TransDigm Inc 6.25% 1/31/2034 (d)		395,000	409,551
TransDigm Inc 6.375% 3/1/2029 (d)		2,032,000	2,092,960
TransDigm Inc 6.375% 5/31/2033 (d)		1,253,000	1,284,320
TransDigm Inc 6.625% 3/1/2032 (d)		713,000	741,073
TransDigm Inc 6.75% 1/31/2034 (d)		1,730,000	1,807,573
TransDigm Inc 6.75% 8/15/2028 (d)		1,123,000	1,145,460
TransDigm Inc 7.125% 12/1/2031 (d)		338,000	354,357
			93,965,448
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(n)		3,626,000	3,741,655
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		1,084,000	1,145,666
			4,887,321
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		1,145,000	1,202,929
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,417,000	1,346,797
Builders FirstSource Inc 6.375% 3/1/2034 (d)		595,000	618,870
Builders FirstSource Inc 6.75% 5/15/2035 (d)		2,519,000	2,656,772
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		956,000	799,455
Carrier Global Corp 5.9% 3/15/2034		787,000	850,180
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		825,000	412,758
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		716,000	574,920
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		2,906,000	3,011,642
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		760,000	795,487
JH North America Holdings Inc 6.125% 7/31/2032 (d)		590,000	604,798
Masterbrand Inc 7% 7/15/2032 (d)		753,000	776,836
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		712,000	727,346
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		2,220,000	2,276,932
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,231,000	1,269,955
			17,925,677
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (d)		1,105,000	1,121,525
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,112,000	1,090,334
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		1,415,000	1,462,536
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		2,203,000	2,319,444
Artera Services LLC 8.5% 2/15/2031 (d)		6,496,000	5,615,443
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		3,291,000	3,227,342
Clean Harbors Inc 6.375% 2/1/2031 (d)		477,000	490,264
CoreCivic Inc 4.75% 10/15/2027		1,916,000	1,906,786
CoreCivic Inc 8.25% 4/15/2029		525,000	553,100
GEO Group Inc/The 10.25% 4/15/2031		1,628,000	1,786,401
GEO Group Inc/The 8.625% 4/15/2029		1,653,000	1,741,849
GFL Environmental Inc 3.5% 9/1/2028 (d)		458,000	449,375
GFL Environmental Inc 6.75% 1/15/2031 (d)		1,290,000	1,354,272
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		2,590,000	2,618,585
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		2,662,000	2,642,035
OT Midco Inc 10% 2/15/2030 (d)		2,145,000	850,068
Reworld Holding Corp 4.875% 12/1/2029 (d)		1,182,000	1,120,070
Williams Scotsman Inc 6.625% 4/15/2030 (d)		859,000	886,996
Williams Scotsman Inc 6.625% 6/15/2029 (d)		932,000	961,606
			32,198,031
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		2,228,000	2,290,250
Amsted Industries Inc 6.375% 3/15/2033 (d)		1,071,000	1,108,024
Pike Corp 5.5% 9/1/2028 (d)		920,000	917,700
Pike Corp 8.625% 1/31/2031 (d)		1,932,000	2,042,521
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		2,371,000	2,378,208
			8,736,703
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		1,014,000	990,075
WESCO Distribution Inc 6.375% 3/15/2033 (d)(n)		1,791,000	1,873,146
			2,863,221
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		1,001,000	1,030,664
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		2,279,000	2,343,434
Uber Technologies Inc 4.15% 1/15/2031		8,695,000	8,656,908
Uber Technologies Inc 4.8% 9/15/2035		7,052,000	7,048,800
XPO Inc 7.125% 2/1/2032 (d)		1,794,000	1,895,580
XPO Inc 7.125% 6/1/2031 (d)		459,000	480,163
			21,455,549
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		868,000	855,586
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		902,000	956,130
			1,811,716
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (d)		1,210,000	1,221,023
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(d)		2,015,000	2,180,526
Enpro Inc 6.125% 6/1/2033 (d)		1,081,000	1,116,675
			4,518,224
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		454,334	455,130
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		1,558,000	1,538,914
			1,994,044
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		1,420,000	1,490,513
CACI International Inc 6.375% 6/15/2033 (d)		1,941,000	2,023,500
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		1,670,000	1,556,037
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)		1,517,000	1,424,671
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (d)		960,000	950,523
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (d)		1,198,000	1,196,555
Paychex Inc 5.1% 4/15/2030		2,142,000	2,201,283
Paychex Inc 5.35% 4/15/2032		3,058,000	3,180,252
Paychex Inc 5.6% 4/15/2035		2,019,000	2,120,955
Science Applications International Corp 5.875% 11/1/2033 (d)		1,685,000	1,678,483
TriNet Group Inc 3.5% 3/1/2029 (d)		1,189,000	1,121,936
Verisk Analytics Inc 4.5% 8/15/2030		5,051,000	5,091,912
Verisk Analytics Inc 5.125% 2/15/2036		9,510,000	9,646,232
			33,682,852
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)		25,000	25,313
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		624,000	654,451
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(n)		1,060,000	1,128,535
Herc Holdings Inc 7% 6/15/2030 (d)		2,112,000	2,217,034
Herc Holdings Inc 7.25% 6/15/2033 (d)		1,280,000	1,355,071
QXO Building Products Inc 6.75% 4/30/2032 (d)		3,342,000	3,490,104
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)		530,000	546,050
United Rentals North America Inc 5.375% 11/15/2033 (d)		3,385,000	3,392,774
United Rentals North America Inc 6.125% 3/15/2034 (d)		2,095,000	2,188,018
			14,997,350
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		530,000	554,682
TOTAL INDUSTRIALS			239,590,818

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)(n)		2,378,000	2,356,673
Dell International LLC / EMC Corp 4.15% 2/15/2029		8,686,000	8,674,219
Dell International LLC / EMC Corp 4.5% 2/15/2031		18,522,000	18,523,668
Dell International LLC / EMC Corp 4.75% 10/6/2032		15,181,000	15,221,554
Dell International LLC / EMC Corp 5.1% 2/15/2036		21,370,000	21,341,244
Dell International LLC / EMC Corp 5.3% 10/1/2029		2,407,000	2,486,001
Dell International LLC / EMC Corp 6.2% 7/15/2030		1,265,000	1,355,065
Insight Enterprises Inc 6.625% 5/15/2032 (d)		900,000	921,384
Lightning Power LLC 7.25% 8/15/2032 (d)		1,235,000	1,310,552
Sensata Technologies Inc 6.625% 7/15/2032 (d)		625,000	653,361
TTM Technologies Inc 4% 3/1/2029 (d)		627,000	607,287
			73,451,008
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		2,850,000	2,822,757
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		1,040,000	1,029,980
CoreWeave Inc 9% 2/1/2031 (d)		3,111,000	2,815,126
CoreWeave Inc 9.25% 6/1/2030 (d)		2,203,000	2,032,499
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,174,000	1,123,525
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		1,796,000	1,795,925
			11,619,812
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology Inc 5.875% 10/1/2033 (d)		545,000	554,821
Broadcom Inc 1.95% 2/15/2028		358,000	343,283
Broadcom Inc 2.45% 2/15/2031		60,247,000	55,381,347
Broadcom Inc 2.6% 2/15/2033		53,540,000	47,597,029
Broadcom Inc 2.6% 2/15/2033 (d)		156,000	138,683
Broadcom Inc 3.187% 11/15/2036 (d)		4,113,000	3,551,963
Broadcom Inc 3.419% 4/15/2033		1,988,000	1,862,968
Entegris Inc 3.625% 5/1/2029 (d)		2,225,000	2,122,851
Entegris Inc 4.375% 4/15/2028 (d)		300,000	297,086
Entegris Inc 4.75% 4/15/2029 (d)		1,837,000	1,833,409
Entegris Inc 5.95% 6/15/2030 (d)		2,681,000	2,744,580
ON Semiconductor Corp 3.875% 9/1/2028 (d)		1,050,000	1,023,576
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (b)		716,412	580,294
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(d)		350,999	384,344
			118,416,234
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (d)		2,746,000	2,892,630
Cloud Software Group Inc 9% 9/30/2029 (d)		5,774,000	5,956,072
Fair Isaac Corp 6% 5/15/2033 (d)		2,030,000	2,086,536
Fiserv Funding ULC 3.5% 6/15/2032	EUR	553,000	633,794
Oracle Corp 4.45% 9/26/2030		7,143,000	7,038,516
Oracle Corp 4.8% 9/26/2032		12,808,000	12,591,599
Oracle Corp 5.2% 9/26/2035		11,300,000	11,072,759
Oracle Corp 5.875% 9/26/2045		6,152,000	5,800,821
Oracle Corp 5.95% 9/26/2055		7,713,000	7,227,359
Oracle Corp 6.1% 9/26/2065		8,038,000	7,485,546
UKG Inc 6.875% 2/1/2031 (d)		1,206,000	1,245,019
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		3,716,000	3,909,923
			67,940,574
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		1,023,000	1,051,623
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		701,000	721,815
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		589,000	625,724
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		601,000	640,224
			3,039,386
TOTAL INFORMATION TECHNOLOGY			274,467,014

Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		2,580,428	2,251,423
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		460,000	486,189
Celanese US Holdings LLC 6.5% 4/15/2030		830,000	828,686
Celanese US Holdings LLC 6.75% 4/15/2033		2,464,000	2,452,146
Celanese US Holdings LLC 6.85% 11/15/2028 (b)		2,117,000	2,188,360
Celanese US Holdings LLC 6.879% 7/15/2032 (b)		1,110,000	1,132,436
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		18,727,000	19,412,203
Celanese US Holdings LLC 7.2% 11/15/2033 (b)		2,220,000	2,318,461
Chemours Co/The 4.625% 11/15/2029 (d)		1,617,000	1,444,458
Chemours Co/The 5.75% 11/15/2028 (d)		1,802,000	1,748,929
Chemours Co/The 8% 1/15/2033 (d)		1,525,000	1,483,656
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		1,027,471	558,161
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		2,120,000	2,070,853
Mativ Holdings Inc 8% 10/1/2029 (d)		1,404,000	1,406,508
Methanex US Operations Inc 6.25% 3/15/2032 (d)		1,437,000	1,475,454
Olin Corp 5% 2/1/2030		2,710,000	2,663,358
Olin Corp 5.625% 8/1/2029 (n)		560,000	561,628
Olin Corp 6.625% 4/1/2033 (d)		1,695,000	1,683,680
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(n)		1,557,000	1,504,391
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		3,325,000	3,300,583
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(n)		1,058,000	1,059,045
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		1,650,000	1,659,029
Tronox Inc 4.625% 3/15/2029 (d)		3,200,000	2,067,041
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		2,454,000	2,310,169
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		1,575,000	1,563,411
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		680,000	691,009
			60,321,267
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		4,463,000	4,634,357
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		1,694,000	1,763,855
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		1,415,000	1,418,194
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		1,164,000	1,235,416
			9,051,822
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		1,457,000	1,356,088
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		573,000	572,999
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)(e)		830,000	844,424
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		593,000	600,036
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		1,682,000	1,697,162
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		1,109,000	1,125,979
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(n)		1,134,000	1,135,779
Crown Americas LLC 5.875% 6/1/2033 (d)		1,705,000	1,745,482
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		461,000	459,950
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(n)		434,000	411,002
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,165,000	1,184,694
			11,133,595
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		4,208,000	4,458,860
Alumina Pty Ltd 6.375% 9/15/2032 (d)		1,850,000	1,925,935
Century Aluminum Co 6.875% 8/1/2032 (d)		1,065,000	1,082,186
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		819,000	839,513
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		872,000	899,373
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		541,000	565,800
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)		1,135,000	1,177,704
Commercial Metals Co 3.875% 2/15/2031		221,000	209,060
Commercial Metals Co 4.125% 1/15/2030		442,000	427,494
Commercial Metals Co 4.375% 3/15/2032		1,324,000	1,268,801
Commercial Metals Co 5.75% 11/15/2033 (d)		2,000,000	2,045,258
Commercial Metals Co 6% 12/15/2035 (d)		2,000,000	2,037,346
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		1,110,000	1,106,332
Novelis Corp 3.875% 8/15/2031 (d)(n)		894,000	815,597
Novelis Corp 6.375% 8/15/2033 (d)		507,000	511,608
Novelis Corp 6.875% 1/30/2030 (d)		1,752,000	1,815,456
			21,186,323
TOTAL MATERIALS			101,693,007

Real Estate - 1.3%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,521,000	2,553,329
Piedmont Operating Partnership LP 2.75% 4/1/2032		443,000	380,028
Safehold GL Holdings LLC 6.1% 4/1/2034		1,062,000	1,129,649
Store Capital LLC 2.75% 11/18/2030		5,283,000	4,821,587
Store Capital LLC 4.625% 3/15/2029		79,000	78,742
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)(n)		3,269,000	3,014,847
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		2,721,000	2,582,675
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		955,000	915,727
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)		2,269,000	2,201,291
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (d)		2,834,000	2,837,413
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		1,563,000	1,554,352
VICI Properties LP 4.75% 2/15/2028		19,276,000	19,472,212
VICI Properties LP 4.75% 4/1/2028		2,401,000	2,427,349
VICI Properties LP 4.95% 2/15/2030		22,807,000	23,079,159
VICI Properties LP 5.125% 5/15/2032		3,179,000	3,206,388
VICI Properties LP 5.75% 4/1/2034		1,972,000	2,046,543
Vornado Realty LP 2.15% 6/1/2026		407,000	401,552
WP Carey Inc 2.4% 2/1/2031		3,912,000	3,521,581
WP Carey Inc 3.85% 7/15/2029		59,000	58,253
WP Carey Inc 4.25% 7/23/2032	EUR	200,000	239,277
			76,521,954
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		616,000	625,734
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		1,013,000	985,263
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,378,000	1,305,733
Healthcare Realty Holdings LP 3.5% 8/1/2026		155,000	154,036
Healthpeak OP LLC 3.25% 7/15/2026		59,000	58,726
Healthpeak OP LLC 3.5% 7/15/2029		68,000	66,211
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	465,000	514,744
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,954,000	1,432,569
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,287,000	1,083,859
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		4,877,000	4,713,371
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		340,000	359,307
Omega Healthcare Investors Inc 3.25% 4/15/2033		58,354,000	52,029,070
Omega Healthcare Investors Inc 3.375% 2/1/2031		3,721,000	3,473,900
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,794,000	2,695,696
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,699,000	1,704,783
Omega Healthcare Investors Inc 4.75% 1/15/2028		283,000	285,433
Ventas Realty LP 3% 1/15/2030		1,076,000	1,024,713
Ventas Realty LP 4% 3/1/2028		4,570,000	4,558,704
Ventas Realty LP 4.125% 1/15/2026		14,000	13,991
Ventas Realty LP 4.75% 11/15/2030		6,555,000	6,662,368
			83,748,211
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)		1,228,000	1,276,098
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		2,590,000	2,379,800
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	530,000	608,391
			2,988,191
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		5,966,000	5,591,539
Boston Properties LP 4.5% 12/1/2028		145,000	145,706
Boston Properties LP 6.75% 12/1/2027		733,000	767,390
COPT Defense Properties LP 2.25% 3/15/2026		300,000	298,098
COPT Defense Properties LP 2.75% 4/15/2031		36,331,000	33,058,467
COPT Defense Properties LP 4.5% 10/15/2030		4,751,000	4,731,722
Hudson Pacific Properties LP 4.65% 4/1/2029		1,962,000	1,806,021
			46,398,943
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		340,000	335,505
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		213,400	214,302
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		401,000	373,737
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		833,000	801,117
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		505,000	548,609
Brandywine Operating Partnership LP 3.95% 11/15/2027		247,000	243,971
Brandywine Operating Partnership LP 4.55% 10/1/2029		151,000	145,151
Brandywine Operating Partnership LP 8.3% 3/15/2028		2,185,000	2,304,006
CBRE Services Inc 2.5% 4/1/2031		1,155,000	1,051,714
Essex Portfolio LP 5.5% 4/1/2034		11,198,000	11,683,230
Extra Space Storage LP 5.4% 2/1/2034		360,000	371,119
Forestar Group Inc 6.5% 3/15/2033 (d)		1,636,000	1,683,891
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		1,460,000	1,394,836
Kennedy-Wilson Inc 4.75% 2/1/2030		1,184,000	1,133,325
Tanger Properties LP 2.75% 9/1/2031		1,817,000	1,646,485
Tanger Properties LP 3.125% 9/1/2026		1,289,000	1,277,791
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		875,000	901,882
			26,110,671
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		357,000	319,215
American Homes 4 Rent LP 3.625% 4/15/2032		3,545,000	3,348,849
American Homes 4 Rent LP 5.5% 2/1/2034		4,084,000	4,232,749
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,852,000	7,625,565
Sun Communities Operating LP 2.3% 11/1/2028		642,000	610,293
Sun Communities Operating LP 2.7% 7/15/2031		7,647,000	6,973,704
Sun Communities Operating LP 4.2% 4/15/2032		726,000	708,845
			23,819,220
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		33,570,000	33,131,406
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,565,000	2,552,419
Brixmor Operating Partnership LP 4.125% 6/15/2026		413,000	412,715
Kite Realty Group Trust 4.75% 9/15/2030		318,000	321,165
Realty Income Corp 2.2% 6/15/2028		80,000	76,673
Realty Income Corp 2.85% 12/15/2032		835,000	751,559
Realty Income Corp 3.25% 1/15/2031		92,000	87,514
Realty Income Corp 3.375% 6/20/2031	EUR	700,000	813,310
Realty Income Corp 3.4% 1/15/2028		141,000	139,506
Simon Property Group LP 2.45% 9/13/2029		159,000	150,273
			38,436,540
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	875,000	1,027,583
American Tower Corp 5.45% 2/15/2034		250,000	260,636
Iron Mountain Inc 6.25% 1/15/2033 (d)		380,000	388,543
Millrose Properties Inc 6.25% 9/15/2032 (d)		610,000	616,890
Millrose Properties Inc 6.375% 8/1/2030 (d)		1,020,000	1,040,531
			3,334,183
TOTAL REAL ESTATE			302,634,011

Utilities - 0.9%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		3,058,000	2,844,604
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		1,426,000	1,328,692
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		999,000	998,761
Cleco Corporate Holdings LLC 3.375% 9/15/2029		3,177,000	2,995,818
Cleco Corporate Holdings LLC 3.743% 5/1/2026		4,110,000	4,094,530
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		620,000	660,165
Duke Energy Corp 2.45% 6/1/2030		4,913,000	4,556,301
Duke Energy Corp 3.85% 6/15/2034	EUR	350,000	404,696
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		5,250,000	4,767,058
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		1,098,000	980,696
Edison International 6.25% 3/15/2030		1,130,000	1,181,143
Edison International 7.875% 6/15/2054 (b)		757,000	787,328
Edison International 8.125% 6/15/2053 (b)		860,000	888,061
Exelon Corp 3.35% 3/15/2032		5,149,000	4,831,066
Exelon Corp 4.05% 4/15/2030		12,924,000	12,824,078
Hawaiian Electric Co Inc 6% 10/1/2033 (d)		890,000	901,157
NRG Energy Inc 3.375% 2/15/2029 (d)		1,090,000	1,044,282
NRG Energy Inc 3.625% 2/15/2031 (d)		755,000	706,566
NRG Energy Inc 3.875% 2/15/2032 (d)(n)		266,000	248,602
NRG Energy Inc 5.25% 6/15/2029 (d)		1,269,000	1,274,350
NRG Energy Inc 5.75% 1/15/2028		516,000	517,431
NRG Energy Inc 5.75% 1/15/2034 (d)		1,715,000	1,728,749
NRG Energy Inc 5.75% 7/15/2029 (d)		1,220,000	1,226,084
NRG Energy Inc 6% 1/15/2036 (d)		1,665,000	1,690,961
NRG Energy Inc 6% 2/1/2033 (d)		1,871,000	1,910,660
NRG Energy Inc 6.25% 11/1/2034 (d)		1,324,000	1,364,420
PacifiCorp 7.375% 9/15/2055 (b)		1,723,000	1,752,017
PG&E Corp 5% 7/1/2028		465,000	461,609
PG&E Corp 5.25% 7/1/2030		4,790,000	4,744,423
PG&E Corp 7.375% 3/15/2055 (b)		1,992,000	2,059,437
Southern Co/The 1.875% 9/15/2081 (b)	EUR	680,000	763,432
Southern Co/The 4.85% 3/15/2035		7,670,000	7,639,476
Vistra Operations Co LLC 5% 7/31/2027 (d)		135,000	135,432
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		1,181,000	1,242,116
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		1,470,000	1,561,421
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(n)		827,000	847,534
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)		1,405,000	1,428,480
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		1,164,000	1,219,771
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		1,070,000	1,118,771
			81,730,178
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		73,010,000	66,236,372
AES Corp/The 3.95% 7/15/2030 (d)		9,518,000	9,282,756
AES Corp/The 6.95% 7/15/2055 (b)		1,218,000	1,188,182
Alpha Generation LLC 6.25% 1/15/2034 (d)		1,105,000	1,106,734
Alpha Generation LLC 6.75% 10/15/2032 (d)		777,000	799,680
Calpine Corp 4.625% 2/1/2029 (d)		450,000	446,691
Calpine Corp 5.125% 3/15/2028 (d)		1,205,000	1,208,380
Sunnova Energy Corp 5.875% (d)(i)(k)		2,613,000	6,532
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		1,660,000	1,691,414
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		1,705,000	1,762,774
			83,729,515
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		938,000	899,624
NiSource Inc 3.6% 5/1/2030		31,212,000	30,357,289
NiSource Inc 5.35% 4/1/2034		2,925,000	3,031,013
Puget Energy Inc 4.1% 6/15/2030		2,972,000	2,910,550
Puget Energy Inc 4.224% 3/15/2032		6,234,000	5,985,407
Sempra 6% 10/15/2039		106,000	111,834
			43,295,717
TOTAL UTILITIES			208,755,410

TOTAL UNITED STATES			4,600,557,547
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		400,000	414,250
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		835,000	873,619
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		412,000	438,909
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		610,000	613,050

TOTAL UZBEKISTAN			2,339,828
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (k)(p)		1,100,000	265,870
Petroleos de Venezuela SA 6% (d)(k)		1,000,000	243,000
Petroleos de Venezuela SA 6% (d)(k)		1,000,000	243,000
Petroleos de Venezuela SA 9.75% (d)(k)		970,000	260,930

TOTAL VENEZUELA			1,012,800
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		663,391	656,346
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		1,410,000	1,454,048
First Quantum Minerals Ltd 8% 3/1/2033 (d)		900,000	947,950
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		366,000	383,440
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		2,529,000	2,669,942

TOTAL ZAMBIA			5,455,380
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,666,529,583)			5,815,661,696

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (f) (Cost $1,561,626)	17,000	1,645,090

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (p)(q)		970,000	978,079
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(q)		495,000	532,439
Banco de Credito e Inversiones SA 8.75% (b)(d)(q)		469,000	516,765
Banco del Estado de Chile 7.95% (b)(d)(q)		455,000	485,198

TOTAL CHILE			1,534,402
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(p)(q)	EUR	415,000	436,461
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(p)(q)	EUR	450,000	439,854
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (b)(d)(q)		1,200,000	1,289,496
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(p)(q)	EUR	1,100,000	1,276,423
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(p)(q)		900,000	899,476
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(q)		400,000	404,612
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(q)		280,000	277,102
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(q)		1,105,000	1,140,098
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(q)		485,000	507,135
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)		700,000	697,267
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)		400,000	453,208
			2,797,708
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(q)		2,124,000	2,140,971
Cemex SAB de CV 7.2% (b)(d)(q)		911,000	958,317
			3,099,288
TOTAL MEXICO			5,896,996
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(p)(q)		515,000	510,326
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(p)(q)	EUR	875,000	1,035,812
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(k)(p)(q)	EUR	385,000	322,203

TOTAL SWEDEN			1,358,015
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(i)(k)(p)(q)		995,000	268,649
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (b)(p)(q)		680,000	701,729
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(p)(q)	GBP	515,000	383,166
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(p)(q)	GBP	100,000	135,127
TOTAL UNITED KINGDOM			518,293
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (b)(q)		2,490,000	2,543,033
Energy Transfer LP Series G, 7.125% (b)(q)		555,000	571,561
Mesquite Energy Inc 7.25% (i)(k)(q)		269,000	27
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(c)(q)		4,426,000	4,439,671
Sunoco LP 7.875% (b)(d)(q)		1,815,000	1,875,980
			9,430,272
Financials - 0.0%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(d)(q)		1,329,000	1,376,769
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(q)		1,440,000	1,331,040
Ally Financial Inc 4.7% (b)(q)		1,143,000	1,121,438
			2,452,478
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(i)(q)		387,665	394,468
TOTAL FINANCIALS			4,223,715

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (b)(q)		3,645,000	3,561,191
Aircastle Ltd 5.25% (b)(d)(q)		1,703,000	1,713,903
			5,275,094
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(q)		1,165,000	1,170,270
TOTAL UNITED STATES			20,099,351
TOTAL PREFERRED SECURITIES (Cost $35,124,759)			36,889,264

U.S. Government Agency - Mortgage Securities - 21.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.0%
Fannie Mae 2% 11/1/2051	13,034,181	10,699,763
Fannie Mae 2% 2/1/2052	1,955,536	1,626,689
Fannie Mae 2% 3/1/2052	8,672,806	7,114,088
Fannie Mae 2.5% 1/1/2052	6,610,601	5,688,130
Fannie Mae 2.5% 4/1/2052	5,487,270	4,762,707
Fannie Mae 2.5% 5/1/2052	4,947,496	4,271,016
Fannie Mae 2.5% 6/1/2052	7,781,757	6,754,221
Fannie Mae 3% 12/1/2051	26,700,296	23,995,442
Fannie Mae 3% 6/1/2052	4,496,143	4,064,550
Fannie Mae 3.5% 12/1/2036	164,824	161,831
Fannie Mae 3.5% 5/1/2036	127,408	125,200
Fannie Mae 3.5% 7/1/2047	305,927	289,045
Fannie Mae 5.5% 2/1/2055	5,229,446	5,351,866
Fannie Mae 7% 6/1/2054	126,797	134,931
Fannie Mae 7% 7/1/2054	115,773	123,608
Fannie Mae 7% 8/1/2054	86,730	92,105
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	2,114,370	1,839,962
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	741,942	672,531
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	3,170,905	2,714,069
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,571,377	1,997,202
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,605,905	1,455,668
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,529,992	1,391,159
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	824,569	747,428
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	78,543	71,416
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	53,887	48,997
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	57,362	49,170
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,095,076	929,131
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,688,987	1,530,978
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	54,612	49,503
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,438,296	1,305,088
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	12,540,777	10,741,749
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	335,272	303,906
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	117,745	106,729
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	114,514	103,801
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	61,123	52,278
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	2,073,239	1,610,296
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	151,445	137,277
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	149,904	135,880
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	49,148	44,550
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	62,471	53,396
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	9,989,349	8,983,017
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,242,966	4,752,471
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	156,425	141,791
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	21,439	16,652
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	134,039	121,709
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	81,479	73,780
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	164,648	149,090
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	294,333	228,610
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	586,168	455,280
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	823,207	748,509
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	2,517,766	2,283,008
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,809,021	3,950,732
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	214,450	178,321
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,633,309	2,180,611
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,147,979	945,605
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,613,489	1,414,557
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,166	15,060
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,059,124	2,513,147
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	236,997	197,661
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	79,498	66,105
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	583,617	485,475
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	456,532	378,477
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	195,292	162,390
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	86,121	70,616
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	22,183	18,106
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	4,343,800	3,840,533
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	823,862	722,800
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	655,536	575,031
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	178,025	147,143
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,057,352	878,224
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	669,045	554,655
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	419,406	347,699
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	51,312	42,090
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,969,869	1,835,606
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	77,427	71,787
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,675,607	5,897,177
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	159,819	141,703
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,412	12,734
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	446,296	367,620
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	51,582	42,376
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	454,738	376,278
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	301,130	249,645
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	329,851	323,883
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	104,467	97,151
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	94,716	87,816
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	72,013	66,947
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	71,235	66,357
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	36,834	34,370
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,421	13,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	11,541,912	10,103,332
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	94,923	78,931
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	69,810	58,049
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	23,871	19,663
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,731,259	2,249,773
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,547,579	1,285,400
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,285,200	1,064,258
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	827,460	678,745
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	91,366	84,568
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,802	13,937
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,375,873	1,142,783
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	529,119	439,975
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	458,387	380,730
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	400,679	333,300
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	92,133	76,525
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	72,776	60,447
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	61,118	50,763
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	38,076	31,363
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,091,823	8,372,683
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,001,276	7,425,717
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	8,862,583	7,336,226
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,645,475	4,699,648
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,713,389	3,901,626
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,224,276	1,850,237
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,412,796	1,158,882
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,300,912	1,082,961
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,159,038	962,683
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	292,808	242,104
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,592,833	1,403,834
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	159,885	141,614
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,294,560	6,803,822
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	10,553,342	8,663,241
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	109,344	101,857
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	13,266,485	11,713,333
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	206,335	171,380
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	118,585	110,391
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	115,150	101,973
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,927	14,897
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	939,790	773,823
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	759,613	709,263
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	513,637	453,320
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (r)	25,823,304	21,238,705
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	464,365	386,131
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	202,572	167,747
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,610,623	5,436,991
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	250,553	205,835
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	96,665	79,564
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	29,283	24,057
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,032	23,073
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	27,010	22,409
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,326,847	1,238,899
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	8,550,966	7,575,979
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	28,658,565	25,188,721
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	9,381,893	8,217,647
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	71,182	58,544
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	536,598	440,158
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	66,955	54,921
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,006,904	825,938
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	197,845	191,458
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	833,842	793,204
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,292,611	2,868,130
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	538,734	464,904
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,656,908	16,105,918
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	739,642	641,976
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	503,396	434,408
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	193,051	186,892
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	21,233	20,563
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	526,789	477,870
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,952,107	1,694,343
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,632,817	1,410,069
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	109,096	106,919
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	126,872	122,822
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	182,229	175,743
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	47,384	45,681
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,312,402	1,242,699
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	448,550	408,545
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	272,482	246,778
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	269,911	243,782
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	88,815	80,394
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	87,897	79,645
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	81,228	73,586
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	1,847,365	1,616,709
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,733,654	4,931,764
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,098,585	3,557,391
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,124,669	970,891
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	883,162	764,614
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	859,390	741,884
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	352,319	340,815
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	327,770	315,981
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	3,427,898	3,313,265
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,780,139	3,263,274
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	583,782	503,961
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	436,533	377,936
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	413,747	357,562
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	106,519	103,158
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	89,130	85,064
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	277,208	251,605
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	208,265	188,799
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	37,998	32,791
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	12,509,082	10,947,239
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	86,216	78,651
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	423,509	386,280
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	11,111,087	9,584,905
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,985,020	1,720,428
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	9,370,328	8,138,887
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,231,126	1,194,151
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	193,221	187,051
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	260,433	236,306
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	10,422,569	9,390,456
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	88,243	79,693
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	19,045,906	16,501,246
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	8,732,666	7,560,465
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,183,668	6,248,575
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,435,360	2,966,711
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,810,157	1,572,834
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,603,238	1,555,076
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,586,586	1,538,310
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,431,919	1,388,920
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,371,633	1,329,895
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,351,681	1,310,057
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,123,704	1,089,904
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	21,209	20,613
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	62,737	57,252
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	490,479	444,992
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	377,771	343,637
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	148,934	135,393
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	92,826	83,900
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	37,584	33,983
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,496,473	6,469,125
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,905,569	5,993,729
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,623,472	3,130,294
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,628,429	2,284,645
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	41,062	35,434
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	9,348,762	8,108,469
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	7,645,155	6,606,987
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	689,772	596,536
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2029	54,264	53,146
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,021,253	1,958,999
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,277,653	1,238,297
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,246,357	1,208,927
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	234,955	204,591
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	223,230	216,353
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	316,155	287,962
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	554,937	503,584
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	389,332	353,596
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	179,735	162,823
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	42,256,583	37,020,181
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,508,129	3,049,286
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,445,212	2,126,920
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	42,753	37,241
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	29,646	28,755
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	881,133	799,363
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	14,187,929	12,358,833
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,604,498	3,101,511
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,904,723	2,499,386
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,782,416	2,394,146
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	15,071,170	14,317,821
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	10,266,249	9,442,592
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	15,311,322	13,337,398
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	119,046	110,135
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	787,899	707,096
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	25,661	23,722
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,089,899	999,924
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,724,174	2,443,947
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	145,824	143,130
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	51,058	47,228
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,370,823	1,257,655
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,349,481	1,238,075
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	52,987	49,071
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	155,159	139,344
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	14,126,816	12,801,660
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	931,989	839,904
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	604,449	544,727
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	586,340	527,674
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	58,621	52,939
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	43,273	39,079
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	393,597	385,504
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,425	14,258
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,441,907	1,294,034
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,968,573	2,663,206
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	394,009	354,586
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	262,108	236,211
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	249,170	245,133
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	100,611	98,801
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	294,818	272,574
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	281,508	260,095
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	42,027	38,855
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	234,341	212,212
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,337,026	2,997,928
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	329,594	296,101
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	9,536	9,330
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	495,625	454,709
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,000,213	8,237,518
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,796,442	5,232,786
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	4,004,012	3,595,886
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,987,398	3,574,735
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	143,396	139,881
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	92,553	85,581
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	81,578	75,288
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	399,901	369,989
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	372,894	345,510
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	1,869,025	1,680,853
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	12,343,122	11,084,996
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,943,315	4,471,887
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,819,669	2,537,549
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	132,272	122,355
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	446,716	409,977
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	66,646	60,352
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,142,133	5,544,861
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	288,912	283,905
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	177,169	163,667
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	97,438	89,211
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,083,048	979,761
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	371,301	335,891
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	332,501	324,827
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	98,914	91,420
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	162,903	149,149
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	29,045,845	26,239,529
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	360,034	325,024
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,258	9,044
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,573	7,397
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	626,864	613,971
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	174,222	161,138
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	121,772	111,491
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	5,314	5,064
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	141,443	133,461
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,182,222	2,065,898
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	15,878,074	15,127,663
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	72,139	67,369
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	24,295	22,924
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,044,954	1,936,585
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	27,664,988	26,207,580
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	7,462,777	7,046,312
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	324,863	302,774
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	124,295	115,844
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	48,464	46,300
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	30,808	29,060
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,936,622	3,747,750
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	90,958	85,825
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	146,249	137,676
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	253,672	249,427
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	222,283	208,003
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	112,701	105,003
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	658,671	613,268
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	11,564,638	10,857,829
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	6,139,453	5,870,761
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (r)	2,481,893	2,322,449
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	126,179	123,238
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,059,121	2,867,374
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,993,502	1,871,663
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	24,259	22,632
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,872,456	3,692,567
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	366,204	360,420
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	6,383	6,095
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	124,218	117,286
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	63,493	59,949
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	19,131,360	17,962,087
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	6,222,716	5,850,174
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,851,855	1,731,150
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	210,845	199,126
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	176,580	166,726
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,314,984	1,245,299
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	41,479	40,859
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	828,303	800,012
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,749,753	1,696,550
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	79,464	77,619
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	7,941	7,719
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	31,603	30,840
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	450,793	436,100
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	2,377,704	2,306,151
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	261,243	253,381
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	6,501	6,311
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,352,984	1,312,268
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,042	28,557
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	26,071	25,433
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	23,561	22,962
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	4,966	4,821
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	1,161,436	1,126,122
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	513,483	504,916
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	24,295	23,549
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,328,996	1,282,772
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	17,141	16,795
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,964	6,812
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	20,131,215	19,682,039
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	168,913	163,935
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	29,773	28,961
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	5,120	4,971
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,518	4,386
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	677,194	652,117
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	887,838	853,351
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	669,914	645,986
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	277,545	268,932
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	5,915	5,769
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	33,122	32,218
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	10,759	10,445
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,180,019	2,101,470
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	981,502	948,285
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	71,950	70,324
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	15,135	14,722
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	302,473	293,087
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	11,484	11,212
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	8,949,823	8,757,166
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	86,377	84,425
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	166,475	161,257
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,840,274	1,784,894
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	194,219	188,374
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	3,031,780	2,937,701
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	21,524,677	20,728,942
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	849,351	849,061
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	106,640	107,388
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	3,607	3,607
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	397,315	397,180
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	177,090	177,030
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	11,326	11,381
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	323,811	325,347
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	22,141	22,297
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,130	2,136
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	16,119	16,227
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	22,392	22,501
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	1,805	1,799
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	2,755	2,746
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	26,220	26,405
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	11,611	11,692
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	29,292	29,282
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,308	5,306
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,829	4,820
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	22,985	22,977
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,100	16,198
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	11,039,897	10,925,734
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	9,363	9,430
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	859,392	858,562
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	20,258	20,762
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	646,494	653,000
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	433,702	438,609
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	6,906,146	6,986,552
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	534,923	542,313
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	519,015	524,888
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	322,878	325,926
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	328,662	332,278
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	2,456,610	2,491,314
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	708,248	722,016
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	13,185	13,510
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	727,595	736,066
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	79,832	81,433
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	51,496	52,529
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	37,593	38,347
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,634,676	1,676,877
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	15,160,740	15,566,343
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,098,142	3,190,710
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	17,849,488	18,378,886
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,498,326	2,542,180
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	158,760	162,511
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	4,194,558	4,249,102
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	492,554	504,962
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	956,026	981,005
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	181,794	186,999
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	6,802,290	6,967,270
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	7,255,792	7,350,143
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	621,564	639,358
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,491,256	3,601,025
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	551,523	558,695
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	1,229,061	1,260,791
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	11,863,428	12,017,694
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,615,494	1,683,519
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,523,971	3,635,478
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	7,821,994	8,141,584
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,943,377	3,068,236
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,130,390	1,180,461
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,203,018	4,369,162
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	17,124,708	17,813,684
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,943,710	5,168,873
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	5,692,151	5,933,890
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,288,948	1,325,903
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,587,922	3,737,881
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	4,261,295	4,380,472
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	5,785,418	5,947,220
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,306,389	5,523,197
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,050,779	1,091,987
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,393,980	5,544,834
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,194,930	1,242,165
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,626,401	4,786,150
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,252,795	3,343,767
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,081,830	20,685,823
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	17,757,521	18,534,386
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,084,619	1,122,070
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,987,447	6,153,028
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,332,553	1,391,163
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	8,961,200	9,471,300
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	2,042,595	2,121,844
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	833,704	865,920
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,614,675	1,675,556
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,183,114	2,265,427
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	505,693	533,215
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	6,165,973	6,533,339
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	8,433,438	8,969,220
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,771,327	5,055,814
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,919,902	3,093,999
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,608,041	1,707,060
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	849,542	900,992
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	87,165	92,267
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	73,608	77,595
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	1,048,697	1,113,273
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	238,842	254,131
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	1,645,000	1,748,994
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	301,986	318,152
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	277,639	293,434
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	191,473	202,282
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	73,762	77,837
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	59,437	63,217
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,763,917	1,870,743
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,086,694	1,153,610
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	578,886	609,874
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	547,222	576,823
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	355,306	374,226
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	120,750	127,422
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	115,050	121,422
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	2,344,924	2,493,165
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	1,222,615	1,297,900
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	107,391	113,064
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	2,439,992	2,611,972
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	33,085	35,303
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	132,460	140,691
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	127,229	135,268
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	103,471	110,764
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	85,350	90,358
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	55,598	59,517
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	962,203	1,020,175
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	89,519	94,661
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	887,180	946,663
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	763,266	811,756
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	584,112	621,952
Freddie Mac Gold Pool 1.5% 1/1/2036	801,576	726,586
Freddie Mac Gold Pool 1.5% 1/1/2051	2,544,968	1,976,690
Freddie Mac Gold Pool 1.5% 10/1/2035	867,275	788,578
Freddie Mac Gold Pool 1.5% 11/1/2035	600,423	545,941
Freddie Mac Gold Pool 1.5% 11/1/2035	452,262	411,223
Freddie Mac Gold Pool 1.5% 11/1/2035	193,601	176,034
Freddie Mac Gold Pool 1.5% 12/1/2035	1,606,980	1,456,642
Freddie Mac Gold Pool 1.5% 12/1/2040	36,555	31,310
Freddie Mac Gold Pool 1.5% 2/1/2036	143,017	129,637
Freddie Mac Gold Pool 1.5% 2/1/2041	12,875,153	11,002,626
Freddie Mac Gold Pool 1.5% 2/1/2051	2,588,136	2,010,219
Freddie Mac Gold Pool 1.5% 3/1/2036	90,649	82,168
Freddie Mac Gold Pool 1.5% 3/1/2041	62,490	53,404
Freddie Mac Gold Pool 1.5% 3/1/2051	1,155,477	897,465
Freddie Mac Gold Pool 1.5% 3/1/2051	237,252	184,572
Freddie Mac Gold Pool 1.5% 4/1/2036	155,622	141,063
Freddie Mac Gold Pool 1.5% 4/1/2041	6,708,130	5,724,478
Freddie Mac Gold Pool 1.5% 4/1/2041	1,767,214	1,509,556
Freddie Mac Gold Pool 1.5% 4/1/2051	3,394,170	2,636,270
Freddie Mac Gold Pool 1.5% 4/1/2051	380,437	295,488
Freddie Mac Gold Pool 1.5% 5/1/2036	2,112,627	1,916,965
Freddie Mac Gold Pool 1.5% 5/1/2036	159,635	144,551
Freddie Mac Gold Pool 1.5% 6/1/2036	161,993	146,686
Freddie Mac Gold Pool 1.5% 8/1/2035	326,782	297,129
Freddie Mac Gold Pool 1.5% 8/1/2036	98,620	89,302
Freddie Mac Gold Pool 2% 1/1/2051	828,897	682,773
Freddie Mac Gold Pool 2% 1/1/2052	3,280,453	2,727,779
Freddie Mac Gold Pool 2% 1/1/2052	799,547	655,599
Freddie Mac Gold Pool 2% 10/1/2041	1,009,128	885,341
Freddie Mac Gold Pool 2% 10/1/2050	1,922,958	1,579,759
Freddie Mac Gold Pool 2% 10/1/2050	67,402	55,372
Freddie Mac Gold Pool 2% 10/1/2051	764,295	632,426
Freddie Mac Gold Pool 2% 11/1/2050	13,483,760	11,233,155
Freddie Mac Gold Pool 2% 11/1/2050 (r)	12,733,570	10,460,949
Freddie Mac Gold Pool 2% 11/1/2050	2,469,569	2,055,824
Freddie Mac Gold Pool 2% 11/1/2050	162,580	133,462
Freddie Mac Gold Pool 2% 11/1/2050	104,987	86,249
Freddie Mac Gold Pool 2% 11/1/2050	14,930	12,298
Freddie Mac Gold Pool 2% 11/1/2051	1,080,985	896,163
Freddie Mac Gold Pool 2% 11/1/2051	754,981	624,718
Freddie Mac Gold Pool 2% 11/1/2051	601,811	496,284
Freddie Mac Gold Pool 2% 12/1/2051	1,888,948	1,568,937
Freddie Mac Gold Pool 2% 12/1/2051	540,964	448,473
Freddie Mac Gold Pool 2% 2/1/2036	136,994	127,185
Freddie Mac Gold Pool 2% 2/1/2036	101,289	94,163
Freddie Mac Gold Pool 2% 2/1/2036	86,072	79,909
Freddie Mac Gold Pool 2% 2/1/2041	417,793	368,685
Freddie Mac Gold Pool 2% 2/1/2051	5,756,894	4,725,836
Freddie Mac Gold Pool 2% 2/1/2051	82,637	67,888
Freddie Mac Gold Pool 2% 2/1/2052	1,476,243	1,220,613
Freddie Mac Gold Pool 2% 2/1/2052	1,442,773	1,194,743
Freddie Mac Gold Pool 2% 3/1/2036	74,782	69,428
Freddie Mac Gold Pool 2% 3/1/2036	14,431	13,393
Freddie Mac Gold Pool 2% 3/1/2041	374,388	331,701
Freddie Mac Gold Pool 2% 3/1/2051	9,610,213	7,889,026
Freddie Mac Gold Pool 2% 3/1/2051	9,068,850	7,458,791
Freddie Mac Gold Pool 2% 3/1/2051	896,954	744,999
Freddie Mac Gold Pool 2% 3/1/2051	828,973	688,535
Freddie Mac Gold Pool 2% 3/1/2051	722,353	599,977
Freddie Mac Gold Pool 2% 3/1/2051	99,456	82,607
Freddie Mac Gold Pool 2% 3/1/2051	62,395	51,883
Freddie Mac Gold Pool 2% 4/1/2036	832,479	772,096
Freddie Mac Gold Pool 2% 4/1/2051	1,166,394	956,764
Freddie Mac Gold Pool 2% 4/1/2052	11,175,757	9,216,090
Freddie Mac Gold Pool 2% 4/1/2052	119,206	98,825
Freddie Mac Gold Pool 2% 5/1/2036	130,619	121,267
Freddie Mac Gold Pool 2% 5/1/2041	401,764	353,781
Freddie Mac Gold Pool 2% 5/1/2051	36,843,463	30,509,619
Freddie Mac Gold Pool 2% 5/1/2051	9,636,689	7,904,737
Freddie Mac Gold Pool 2% 5/1/2051	3,482,066	2,898,690
Freddie Mac Gold Pool 2% 5/1/2051	236,021	194,266
Freddie Mac Gold Pool 2% 5/1/2051	37,441	31,098
Freddie Mac Gold Pool 2% 5/1/2052	5,808,257	4,815,191
Freddie Mac Gold Pool 2% 6/1/2035	10,249,479	9,570,106
Freddie Mac Gold Pool 2% 6/1/2041	653,411	574,989
Freddie Mac Gold Pool 2% 6/1/2050	50,871,037	41,887,223
Freddie Mac Gold Pool 2% 6/1/2050	544,363	452,652
Freddie Mac Gold Pool 2% 6/1/2051	58,731	48,175
Freddie Mac Gold Pool 2% 6/1/2052	1,414,749	1,160,484
Freddie Mac Gold Pool 2% 7/1/2041	1,894,598	1,668,860
Freddie Mac Gold Pool 2% 7/1/2041	16,843	14,811
Freddie Mac Gold Pool 2% 7/1/2050	485,524	403,725
Freddie Mac Gold Pool 2% 7/1/2050	173,475	142,677
Freddie Mac Gold Pool 2% 7/1/2050	72,206	59,455
Freddie Mac Gold Pool 2% 7/1/2051	1,837,615	1,533,766
Freddie Mac Gold Pool 2% 7/1/2051	33,195	27,540
Freddie Mac Gold Pool 2% 8/1/2050	23,067	19,181
Freddie Mac Gold Pool 2% 8/1/2051	1,132,940	930,739
Freddie Mac Gold Pool 2% 8/1/2052	37,182	30,442
Freddie Mac Gold Pool 2% 9/1/2050	36,419,469	29,953,655
Freddie Mac Gold Pool 2% 9/1/2050	906,496	750,658
Freddie Mac Gold Pool 2% 9/1/2050	359,370	295,231
Freddie Mac Gold Pool 2% 9/1/2050	48,503	39,892
Freddie Mac Gold Pool 2% 9/1/2051	678,739	562,692
Freddie Mac Gold Pool 2% 9/1/2051	677,790	561,905
Freddie Mac Gold Pool 2% 9/1/2051	117,607	97,499
Freddie Mac Gold Pool 2.5% 1/1/2033	3,730	3,597
Freddie Mac Gold Pool 2.5% 1/1/2041	524,609	476,355
Freddie Mac Gold Pool 2.5% 1/1/2042	411,607	371,138
Freddie Mac Gold Pool 2.5% 1/1/2051	13,821	11,927
Freddie Mac Gold Pool 2.5% 1/1/2052	139,744	121,073
Freddie Mac Gold Pool 2.5% 10/1/2041	200,476	181,078
Freddie Mac Gold Pool 2.5% 10/1/2051	7,645,117	6,618,900
Freddie Mac Gold Pool 2.5% 10/1/2051	2,655,054	2,292,024
Freddie Mac Gold Pool 2.5% 11/1/2031	164,681	159,421
Freddie Mac Gold Pool 2.5% 11/1/2041 (t)	2,913,187	2,641,677
Freddie Mac Gold Pool 2.5% 11/1/2041	326,306	295,968
Freddie Mac Gold Pool 2.5% 11/1/2041	122,932	111,272
Freddie Mac Gold Pool 2.5% 11/1/2050	8,584,294	7,469,566
Freddie Mac Gold Pool 2.5% 11/1/2050	815,615	708,937
Freddie Mac Gold Pool 2.5% 11/1/2051	40,701,565	35,352,599
Freddie Mac Gold Pool 2.5% 12/1/2050	999,428	869,645
Freddie Mac Gold Pool 2.5% 12/1/2051	434,183	374,817
Freddie Mac Gold Pool 2.5% 2/1/2030	136,032	132,884
Freddie Mac Gold Pool 2.5% 2/1/2042	545,965	494,584
Freddie Mac Gold Pool 2.5% 2/1/2050	1,702,993	1,470,140
Freddie Mac Gold Pool 2.5% 2/1/2051	18,982,877	16,500,027
Freddie Mac Gold Pool 2.5% 2/1/2051	16,966	14,641
Freddie Mac Gold Pool 2.5% 3/1/2032	2,437,557	2,357,933
Freddie Mac Gold Pool 2.5% 3/1/2050	6,521,304	5,625,559
Freddie Mac Gold Pool 2.5% 3/1/2051	5,989,841	5,168,968
Freddie Mac Gold Pool 2.5% 4/1/2042	7,836,954	7,061,250
Freddie Mac Gold Pool 2.5% 4/1/2042	79,619	71,873
Freddie Mac Gold Pool 2.5% 4/1/2052 (r)(s)	7,888,809	6,847,138
Freddie Mac Gold Pool 2.5% 5/1/2041	1,168,364	1,064,779
Freddie Mac Gold Pool 2.5% 5/1/2041	136,314	123,637
Freddie Mac Gold Pool 2.5% 5/1/2051	3,184,673	2,764,155
Freddie Mac Gold Pool 2.5% 5/1/2051	1,999,276	1,750,278
Freddie Mac Gold Pool 2.5% 6/1/2031	24,855	24,124
Freddie Mac Gold Pool 2.5% 6/1/2031	18,542	18,040
Freddie Mac Gold Pool 2.5% 6/1/2040	77,627	70,979
Freddie Mac Gold Pool 2.5% 6/1/2041	94,929	86,164
Freddie Mac Gold Pool 2.5% 7/1/2031	42,338	41,094
Freddie Mac Gold Pool 2.5% 7/1/2032	784,332	757,728
Freddie Mac Gold Pool 2.5% 7/1/2041	6,041,718	5,505,432
Freddie Mac Gold Pool 2.5% 7/1/2050	500,984	435,458
Freddie Mac Gold Pool 2.5% 7/1/2051	3,796,051	3,299,549
Freddie Mac Gold Pool 2.5% 7/1/2051	453,852	392,505
Freddie Mac Gold Pool 2.5% 8/1/2031	71,383	69,257
Freddie Mac Gold Pool 2.5% 8/1/2041	267,022	242,483
Freddie Mac Gold Pool 2.5% 8/1/2050	3,175,314	2,761,986
Freddie Mac Gold Pool 2.5% 9/1/2041	583,635	529,520
Freddie Mac Gold Pool 3% 1/1/2048	8,576	7,793
Freddie Mac Gold Pool 3% 1/1/2052	3,524,372	3,165,136
Freddie Mac Gold Pool 3% 1/1/2052	2,131,721	1,911,105
Freddie Mac Gold Pool 3% 10/1/2049	8,467,450	7,625,538
Freddie Mac Gold Pool 3% 11/1/2047	466,698	423,503
Freddie Mac Gold Pool 3% 11/1/2047	184,174	168,049
Freddie Mac Gold Pool 3% 11/1/2050	105,271	94,541
Freddie Mac Gold Pool 3% 11/1/2051	600,906	539,093
Freddie Mac Gold Pool 3% 12/1/2030	76,186	74,760
Freddie Mac Gold Pool 3% 12/1/2032	17,619	17,256
Freddie Mac Gold Pool 3% 12/1/2046	291,583	267,182
Freddie Mac Gold Pool 3% 12/1/2050	862,553	774,634
Freddie Mac Gold Pool 3% 2/1/2033	72,878	71,568
Freddie Mac Gold Pool 3% 3/1/2050	15,393,095	13,862,570
Freddie Mac Gold Pool 3% 3/1/2052	19,289,333	17,413,604
Freddie Mac Gold Pool 3% 3/1/2052	1,072,363	961,383
Freddie Mac Gold Pool 3% 3/1/2052	610,236	546,700
Freddie Mac Gold Pool 3% 4/1/2033	110,562	107,953
Freddie Mac Gold Pool 3% 4/1/2034	15,311	14,950
Freddie Mac Gold Pool 3% 4/1/2046	11,885	10,894
Freddie Mac Gold Pool 3% 4/1/2050	15,410,738	13,878,459
Freddie Mac Gold Pool 3% 4/1/2050	241,127	218,282
Freddie Mac Gold Pool 3% 5/1/2046	88,831	81,425
Freddie Mac Gold Pool 3% 5/1/2046	14,205	13,021
Freddie Mac Gold Pool 3% 5/1/2051	575,681	517,722
Freddie Mac Gold Pool 3% 6/1/2045	22,954	21,102
Freddie Mac Gold Pool 3% 6/1/2046	87,909	80,580
Freddie Mac Gold Pool 3% 6/1/2050	393,270	356,010
Freddie Mac Gold Pool 3% 6/1/2052	3,528,904	3,163,691
Freddie Mac Gold Pool 3% 6/1/2052	3,372,914	3,034,385
Freddie Mac Gold Pool 3% 9/1/2049	35,728	32,488
Freddie Mac Gold Pool 3% 9/1/2051	535,953	480,821
Freddie Mac Gold Pool 3.5% 1/1/2044	343,025	327,701
Freddie Mac Gold Pool 3.5% 1/1/2044	172,756	164,949
Freddie Mac Gold Pool 3.5% 1/1/2045	58,676	56,009
Freddie Mac Gold Pool 3.5% 1/1/2046	28,712	27,114
Freddie Mac Gold Pool 3.5% 1/1/2048	2,698,435	2,533,512
Freddie Mac Gold Pool 3.5% 1/1/2048	2,639,270	2,477,963
Freddie Mac Gold Pool 3.5% 1/1/2048	15,426	14,603
Freddie Mac Gold Pool 3.5% 10/1/2034	563,230	553,992
Freddie Mac Gold Pool 3.5% 10/1/2047	68,587	64,952
Freddie Mac Gold Pool 3.5% 10/1/2047	16,765	15,769
Freddie Mac Gold Pool 3.5% 10/1/2049	435,911	410,087
Freddie Mac Gold Pool 3.5% 10/1/2051	387,423	361,081
Freddie Mac Gold Pool 3.5% 11/1/2033	91,629	90,201
Freddie Mac Gold Pool 3.5% 11/1/2033	84,324	82,926
Freddie Mac Gold Pool 3.5% 11/1/2045	39,598	37,449
Freddie Mac Gold Pool 3.5% 11/1/2047	461,966	437,485
Freddie Mac Gold Pool 3.5% 11/1/2047	53,493	50,316
Freddie Mac Gold Pool 3.5% 12/1/2047	237,888	223,609
Freddie Mac Gold Pool 3.5% 12/1/2047	104,496	98,925
Freddie Mac Gold Pool 3.5% 2/1/2034	126,002	124,453
Freddie Mac Gold Pool 3.5% 2/1/2034	115,810	113,517
Freddie Mac Gold Pool 3.5% 2/1/2043	1,994,376	1,902,193
Freddie Mac Gold Pool 3.5% 2/1/2052	131,948	123,224
Freddie Mac Gold Pool 3.5% 3/1/2032	34,352	33,996
Freddie Mac Gold Pool 3.5% 3/1/2045	29,866	28,283
Freddie Mac Gold Pool 3.5% 3/1/2046	65,853	62,383
Freddie Mac Gold Pool 3.5% 3/1/2052	1,031,511	962,440
Freddie Mac Gold Pool 3.5% 3/1/2052	307,179	286,197
Freddie Mac Gold Pool 3.5% 3/1/2052	143,189	133,677
Freddie Mac Gold Pool 3.5% 4/1/2048	65,509	61,577
Freddie Mac Gold Pool 3.5% 4/1/2052	231,743	216,928
Freddie Mac Gold Pool 3.5% 5/1/2045	40,979	38,742
Freddie Mac Gold Pool 3.5% 5/1/2046	76,976	72,813
Freddie Mac Gold Pool 3.5% 5/1/2046	33,563	31,811
Freddie Mac Gold Pool 3.5% 5/1/2052	572,215	534,203
Freddie Mac Gold Pool 3.5% 6/1/2045	49,963	47,281
Freddie Mac Gold Pool 3.5% 6/1/2045	8,127	7,708
Freddie Mac Gold Pool 3.5% 7/1/2032	37,897	37,485
Freddie Mac Gold Pool 3.5% 7/1/2042	1,051,466	1,003,232
Freddie Mac Gold Pool 3.5% 7/1/2047	1,107,799	1,049,439
Freddie Mac Gold Pool 3.5% 8/1/2042	48,146	45,968
Freddie Mac Gold Pool 3.5% 8/1/2047	1,727,496	1,635,951
Freddie Mac Gold Pool 3.5% 8/1/2047	200,723	190,086
Freddie Mac Gold Pool 3.5% 8/1/2047	135,733	128,540
Freddie Mac Gold Pool 3.5% 8/1/2049	28,558,575	26,866,676
Freddie Mac Gold Pool 3.5% 9/1/2042	2,798,167	2,668,371
Freddie Mac Gold Pool 3.5% 9/1/2042	1,326,978	1,264,847
Freddie Mac Gold Pool 3.5% 9/1/2046	42,084	39,781
Freddie Mac Gold Pool 3.5% 9/1/2047	44,285	41,794
Freddie Mac Gold Pool 3.5% 9/1/2047	34,015	32,212
Freddie Mac Gold Pool 3.5% 9/1/2047	32,080	30,380
Freddie Mac Gold Pool 4% 1/1/2041	38,558	38,035
Freddie Mac Gold Pool 4% 10/1/2041	10,840	10,683
Freddie Mac Gold Pool 4% 10/1/2052	688,360	665,063
Freddie Mac Gold Pool 4% 11/1/2040	41,229	40,651
Freddie Mac Gold Pool 4% 11/1/2051	482,792	468,263
Freddie Mac Gold Pool 4% 2/1/2041	71,870	70,816
Freddie Mac Gold Pool 4% 2/1/2045	42,049	41,193
Freddie Mac Gold Pool 4% 2/1/2048	40,008	38,874
Freddie Mac Gold Pool 4% 2/1/2052	231,044	224,019
Freddie Mac Gold Pool 4% 2/1/2052	215,618	209,062
Freddie Mac Gold Pool 4% 2/1/2053	20,627,754	19,871,623
Freddie Mac Gold Pool 4% 2/1/2053	8,739,778	8,419,413
Freddie Mac Gold Pool 4% 4/1/2043	107,567	105,801
Freddie Mac Gold Pool 4% 4/1/2046	11,687	11,411
Freddie Mac Gold Pool 4% 4/1/2052	508,568	492,786
Freddie Mac Gold Pool 4% 4/1/2052	355,827	344,785
Freddie Mac Gold Pool 4% 5/1/2037	129,517	128,833
Freddie Mac Gold Pool 4% 5/1/2048	173,635	168,518
Freddie Mac Gold Pool 4% 5/1/2048	11,311	10,994
Freddie Mac Gold Pool 4% 6/1/2050	2,834,731	2,731,707
Freddie Mac Gold Pool 4% 6/1/2052	281,504	272,768
Freddie Mac Gold Pool 4% 7/1/2041	40,767	40,095
Freddie Mac Gold Pool 4% 7/1/2048	53,542	52,292
Freddie Mac Gold Pool 4% 7/1/2052	435,576	422,059
Freddie Mac Gold Pool 4% 8/1/2052	268,251	259,927
Freddie Mac Gold Pool 4% 9/1/2040	6,746	6,655
Freddie Mac Gold Pool 4% 9/1/2051	598,632	580,804
Freddie Mac Gold Pool 4.5% 1/1/2042	95,717	96,509
Freddie Mac Gold Pool 4.5% 1/1/2047	3,286	3,290
Freddie Mac Gold Pool 4.5% 11/1/2040	3,100,222	3,122,225
Freddie Mac Gold Pool 4.5% 12/1/2046	3,171	3,174
Freddie Mac Gold Pool 4.5% 12/1/2047	12,176	12,163
Freddie Mac Gold Pool 4.5% 12/1/2048	155,138	154,731
Freddie Mac Gold Pool 4.5% 2/1/2047	5,615	5,621
Freddie Mac Gold Pool 4.5% 4/1/2048	5,425	5,416
Freddie Mac Gold Pool 4.5% 4/1/2048	2,229	2,225
Freddie Mac Gold Pool 4.5% 4/1/2048	2,082	2,078
Freddie Mac Gold Pool 4.5% 5/1/2047	15,538	15,551
Freddie Mac Gold Pool 4.5% 5/1/2047	11,268	11,277
Freddie Mac Gold Pool 4.5% 5/1/2047	4,887	4,891
Freddie Mac Gold Pool 4.5% 5/1/2048	4,716	4,707
Freddie Mac Gold Pool 4.5% 6/1/2047	21,977	21,995
Freddie Mac Gold Pool 4.5% 6/1/2047	16,948	17,004
Freddie Mac Gold Pool 4.5% 7/1/2047	31,630	31,744
Freddie Mac Gold Pool 4.5% 7/1/2047	13,776	13,822
Freddie Mac Gold Pool 4.5% 7/1/2047	9,438	9,445
Freddie Mac Gold Pool 4.5% 7/1/2049	927,496	925,730
Freddie Mac Gold Pool 5% 1/1/2053	472,562	476,875
Freddie Mac Gold Pool 5% 10/1/2052	343,154	347,037
Freddie Mac Gold Pool 5% 11/1/2052	1,044,118	1,055,605
Freddie Mac Gold Pool 5% 11/1/2052	324,433	328,914
Freddie Mac Gold Pool 5% 11/1/2053	22,056,921	22,382,302
Freddie Mac Gold Pool 5% 12/1/2052	734,688	742,771
Freddie Mac Gold Pool 5% 12/1/2052	299,341	302,634
Freddie Mac Gold Pool 5% 12/1/2052	267,458	269,983
Freddie Mac Gold Pool 5% 12/1/2052	138,246	139,551
Freddie Mac Gold Pool 5% 12/1/2054	7,709,619	7,765,528
Freddie Mac Gold Pool 5% 4/1/2054	2,701,581	2,739,746
Freddie Mac Gold Pool 5% 6/1/2052	4,204,225	4,264,932
Freddie Mac Gold Pool 5% 6/1/2053	544,762	555,352
Freddie Mac Gold Pool 5% 9/1/2052	299,936	303,330
Freddie Mac Gold Pool 5% 9/1/2054	19,578,515	19,702,142
Freddie Mac Gold Pool 5.5% 1/1/2055	3,641,569	3,732,166
Freddie Mac Gold Pool 5.5% 11/1/2052	11,943,241	12,296,355
Freddie Mac Gold Pool 5.5% 2/1/2054	400,135	407,338
Freddie Mac Gold Pool 5.5% 2/1/2055	33,229,477	33,661,577
Freddie Mac Gold Pool 5.5% 3/1/2053 (r)	2,168,880	2,235,038
Freddie Mac Gold Pool 5.5% 4/1/2053	2,800,743	2,883,550
Freddie Mac Gold Pool 5.5% 5/1/2039	11,953,201	12,307,721
Freddie Mac Gold Pool 5.5% 5/1/2053	982,528	1,006,972
Freddie Mac Gold Pool 5.5% 5/1/2055	9,740,294	9,866,952
Freddie Mac Gold Pool 5.5% 5/1/2055	47,403	48,166
Freddie Mac Gold Pool 5.5% 8/1/2055	5,591,734	5,748,322
Freddie Mac Gold Pool 5.5% 8/1/2055	3,718,824	3,767,181
Freddie Mac Gold Pool 5.5% 9/1/2053	1,383,721	1,422,037
Freddie Mac Gold Pool 5.5% 9/1/2054	4,903,807	4,967,574
Freddie Mac Gold Pool 6% 10/1/2054	2,782,543	2,899,710
Freddie Mac Gold Pool 6% 11/1/2053	702,757	727,023
Freddie Mac Gold Pool 6% 12/1/2052	785,953	817,267
Freddie Mac Gold Pool 6% 2/1/2055	2,384,065	2,484,453
Freddie Mac Gold Pool 6% 3/1/2053	748,407	780,330
Freddie Mac Gold Pool 6% 4/1/2039	3,102,813	3,233,616
Freddie Mac Gold Pool 6% 4/1/2054	36,885,906	38,392,987
Freddie Mac Gold Pool 6% 5/1/2054	8,413,261	8,770,155
Freddie Mac Gold Pool 6% 7/1/2039	7,859,275	8,151,296
Freddie Mac Gold Pool 6% 9/1/2039	11,433,629	11,865,606
Freddie Mac Gold Pool 6% 9/1/2039	1,951,221	2,026,039
Freddie Mac Gold Pool 6% 9/1/2054	2,442,945	2,550,392
Freddie Mac Gold Pool 6% 9/1/2054	879,264	912,373
Freddie Mac Gold Pool 6.5% 1/1/2054	2,655,873	2,792,737
Freddie Mac Gold Pool 6.5% 10/1/2053	2,833,328	2,979,336
Freddie Mac Gold Pool 6.5% 6/1/2054	30,581,431	32,236,214
Freddie Mac Gold Pool 6.5% 6/1/2054	8,331,746	8,811,223
Freddie Mac Gold Pool 6.5% 9/1/2053	741,151	781,023
Freddie Mac Gold Pool 6.5% 9/1/2054	10,015,103	10,594,584
Freddie Mac Gold Pool 6.5% 9/1/2054	9,616,768	10,182,217
Freddie Mac Gold Pool 7% 1/1/2054	3,703,123	3,923,919
Freddie Mac Gold Pool 7% 1/1/2054	3,553,007	3,771,793
Freddie Mac Gold Pool 7% 1/1/2054	2,833,395	3,004,990
Freddie Mac Gold Pool 7% 1/1/2054	1,843,133	1,956,628
Freddie Mac Gold Pool 7% 1/1/2054	1,070,007	1,134,808
Freddie Mac Gold Pool 7% 10/1/2053	39,278	41,276
Freddie Mac Gold Pool 7% 11/1/2053	971,078	1,033,074
Freddie Mac Gold Pool 7% 12/1/2053	433,381	456,458
Freddie Mac Gold Pool 7% 12/1/2053	139,128	146,576
Freddie Mac Gold Pool 7% 2/1/2054	1,939,844	2,055,506
Freddie Mac Gold Pool 7% 3/1/2054	51,654	54,943
Freddie Mac Gold Pool 7% 6/1/2054	3,280,985	3,479,688
Freddie Mac Gold Pool 7% 6/1/2054	3,242,603	3,447,595
Freddie Mac Gold Pool 7% 7/1/2043	55,246	58,506
Freddie Mac Gold Pool 7% 7/1/2054	46,762	49,651
Freddie Mac Gold Pool 7% 8/1/2054	2,837,864	3,037,887
Freddie Mac Gold Pool 7% 8/1/2054	1,423,125	1,513,537
Freddie Mac Gold Pool 7% 9/1/2043	113,539	119,315
Freddie Mac Gold Pool 7% 9/1/2054	2,014,832	2,134,965
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	11,348,336	11,804,912
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	17,146,429	17,830,921
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,552,872	1,640,903
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,387,088	1,466,588
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	443,880	471,401
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	11,051	10,828
Freddie Mac Non Gold Pool 5% 8/1/2053	949,211	956,391
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,823,604	3,924,704
Freddie Mac Non Gold Pool 5.5% 5/1/2053	674,862	693,338
Freddie Mac Non Gold Pool 5.5% 6/1/2053	330,783	339,425
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,436,228	3,524,938
Freddie Mac Non Gold Pool 5.5% 9/1/2054	6,138,842	6,285,812
Freddie Mac Non Gold Pool 6% 11/1/2054	2,200,894	2,287,895
Freddie Mac Non Gold Pool 6% 6/1/2053	932,908	969,494
Freddie Mac Non Gold Pool 6% 6/1/2053	925,785	960,356
Freddie Mac Non Gold Pool 6% 6/1/2054	5,790,259	6,013,718
Freddie Mac Non Gold Pool 6% 7/1/2053	598,254	621,716
Freddie Mac Non Gold Pool 6% 9/1/2053	1,266,681	1,310,419
Freddie Mac Non Gold Pool 6.5% 1/1/2055	9,443,131	9,923,858
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,198,397	1,268,954
Freddie Mac Non Gold Pool 6.5% 11/1/2054	518,268	548,741
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,376,679	1,458,164
Ginnie Mae I Pool 2.5% 1/20/2052	2,938,767	2,531,867
Ginnie Mae I Pool 2.5% 12/20/2051	4,591,342	3,955,628
Ginnie Mae I Pool 2.5% 12/20/2051	2,440,750	2,102,805
Ginnie Mae I Pool 2.5% 12/20/2051	1,391,835	1,198,687
Ginnie Mae I Pool 2.5% 8/20/2051	9,709,544	8,368,200
Ginnie Mae I Pool 2.5% 8/20/2051	2,522,832	2,174,311
Ginnie Mae I Pool 2.5% 8/20/2051	1,183,803	1,020,264
Ginnie Mae I Pool 2.5% 9/20/2051	4,084,693	3,517,853
Ginnie Mae I Pool 2.5% 9/20/2051	2,528,561	2,177,668
Ginnie Mae I Pool 3% 1/15/2045	5,438	4,973
Ginnie Mae I Pool 3% 1/15/2045	4,380	4,009
Ginnie Mae I Pool 3% 1/15/2045	2,162	1,981
Ginnie Mae I Pool 3% 1/15/2045	1,962	1,801
Ginnie Mae I Pool 3% 1/15/2045	1,058	967
Ginnie Mae I Pool 3% 2/15/2045	4,421	4,045
Ginnie Mae I Pool 3% 2/15/2045	3,225	2,954
Ginnie Mae I Pool 3% 2/15/2045	2,206	2,019
Ginnie Mae I Pool 3% 2/20/2050	310,667	280,715
Ginnie Mae I Pool 3% 3/15/2045	9,864	9,024
Ginnie Mae I Pool 3% 3/15/2045	5,069	4,651
Ginnie Mae I Pool 3% 3/15/2045	4,261	3,898
Ginnie Mae I Pool 3% 3/15/2045	4,237	3,872
Ginnie Mae I Pool 3% 3/15/2045	3,389	3,103
Ginnie Mae I Pool 3% 3/15/2045	2,888	2,653
Ginnie Mae I Pool 3% 3/15/2045	2,716	2,488
Ginnie Mae I Pool 3% 3/15/2045	2,402	2,193
Ginnie Mae I Pool 3% 3/15/2045	2,381	2,192
Ginnie Mae I Pool 3% 3/15/2045	1,735	1,586
Ginnie Mae I Pool 3% 3/15/2045	1,367	1,250
Ginnie Mae I Pool 3% 3/15/2045	1,305	1,216
Ginnie Mae I Pool 3% 3/15/2045	978	899
Ginnie Mae I Pool 3% 5/15/2045	4,002	3,662
Ginnie Mae I Pool 3% 6/15/2045	2,375	2,168
Ginnie Mae I Pool 3% 6/15/2045	2,238	2,061
Ginnie Mae I Pool 3% 6/15/2045	1,588	1,451
Ginnie Mae I Pool 3% 7/15/2045	5,697	5,191
Ginnie Mae I Pool 3% 7/15/2045	4,875	4,473
Ginnie Mae I Pool 3% 7/15/2045	4,734	4,320
Ginnie Mae I Pool 3% 7/15/2045	4,720	4,307
Ginnie Mae I Pool 3% 7/15/2045	4,114	3,774
Ginnie Mae I Pool 3% 7/15/2045	3,328	3,048
Ginnie Mae I Pool 3% 7/15/2045	3,297	3,005
Ginnie Mae I Pool 3% 7/15/2045	2,993	2,733
Ginnie Mae I Pool 3% 7/15/2045	1,972	1,799
Ginnie Mae I Pool 3% 7/15/2045	1,713	1,561
Ginnie Mae I Pool 3% 7/15/2045	1,270	1,158
Ginnie Mae I Pool 3.5% 10/20/2052	4,305,172	3,994,098
Ginnie Mae I Pool 3.5% 2/20/2043	16,178	15,389
Ginnie Mae I Pool 3.5% 3/20/2043	8,771	8,338
Ginnie Mae I Pool 3.5% 3/20/2043	6,942	6,603
Ginnie Mae I Pool 3.5% 4/20/2043	9,374	8,899
Ginnie Mae I Pool 3.5% 4/20/2043	3,994	3,794
Ginnie Mae I Pool 3.5% 7/20/2046	195,316	182,226
Ginnie Mae I Pool 3.5% 7/20/2052	22,734,956	21,115,315
Ginnie Mae I Pool 3.5% 8/20/2052	13,423,610	12,467,311
Ginnie Mae I Pool 3.5% 9/20/2052	6,464,943	6,004,379
Ginnie Mae I Pool 4% 10/20/2052	12,538,619	12,007,302
Ginnie Mae I Pool 4% 11/20/2041	90,354	87,808
Ginnie Mae I Pool 4% 11/20/2042	73,561	71,481
Ginnie Mae I Pool 4% 12/15/2040	26,900	26,248
Ginnie Mae I Pool 4% 4/20/2048	31,770	30,501
Ginnie Mae I Pool 4% 4/20/2048	29,155	27,990
Ginnie Mae I Pool 4% 8/15/2041	162,527	158,483
Ginnie Mae I Pool 4.5% 4/20/2053	3,838,566	3,778,071
Ginnie Mae I Pool 4.5% 5/20/2041	2,185	2,192
Ginnie Mae I Pool 5% 4/20/2048	207,993	212,735
Ginnie Mae I Pool 5.5% 3/20/2054	5,817,858	5,972,990
Ginnie Mae II Pool 2% 10/20/2050	17,973,128	14,996,932
Ginnie Mae II Pool 2% 11/20/2050	5,680,888	4,741,247
Ginnie Mae II Pool 2% 12/1/2055 (e)	108,050,000	90,036,034
Ginnie Mae II Pool 2% 12/20/2050	7,818,060	6,519,425
Ginnie Mae II Pool 2% 2/20/2051	8,621,788	7,187,965
Ginnie Mae II Pool 2% 2/20/2052	25,976,884	21,663,970
Ginnie Mae II Pool 2% 3/20/2052	87,787,685	73,212,392
Ginnie Mae II Pool 2% 4/20/2051	127,689	106,449
Ginnie Mae II Pool 2% 4/20/2052	41,287,213	34,432,343
Ginnie Mae II Pool 2% 7/20/2054	465,980	388,395
Ginnie Mae II Pool 2% 9/20/2050	14,912,861	12,460,197
Ginnie Mae II Pool 2.5% 12/1/2055 (e)	96,225,000	83,520,298
Ginnie Mae II Pool 2.5% 12/20/2051	22,218,054	19,297,977
Ginnie Mae II Pool 2.5% 6/20/2051	960,347	833,980
Ginnie Mae II Pool 2.5% 7/20/2051	1,816,005	1,577,047
Ginnie Mae II Pool 2.5% 8/20/2051	44,849,992	38,948,433
Ginnie Mae II Pool 2.5% 9/20/2051	2,302,282	1,999,338
Ginnie Mae II Pool 3% 1/20/2032	725,239	709,701
Ginnie Mae II Pool 3% 1/20/2043	16,888	15,713
Ginnie Mae II Pool 3% 1/20/2047	24,942	22,833
Ginnie Mae II Pool 3% 10/20/2031	235,480	230,545
Ginnie Mae II Pool 3% 10/20/2050	10,173	9,201
Ginnie Mae II Pool 3% 11/20/2031	255,168	249,700
Ginnie Mae II Pool 3% 12/1/2055 (e)	25,825,000	23,301,009
Ginnie Mae II Pool 3% 12/20/2031	382,282	374,181
Ginnie Mae II Pool 3% 12/20/2042	45,902	42,706
Ginnie Mae II Pool 3% 12/20/2046	13,479,944	12,340,380
Ginnie Mae II Pool 3% 2/20/2031	30,592	30,011
Ginnie Mae II Pool 3% 2/20/2047	239,329	219,097
Ginnie Mae II Pool 3% 2/20/2052	343,684	310,280
Ginnie Mae II Pool 3% 3/20/2031	61,418	60,235
Ginnie Mae II Pool 3% 3/20/2050	1,697,241	1,536,257
Ginnie Mae II Pool 3% 3/20/2052	2,894,058	2,612,773
Ginnie Mae II Pool 3% 4/20/2031	229,220	224,804
Ginnie Mae II Pool 3% 5/20/2031	492,632	483,019
Ginnie Mae II Pool 3% 7/20/2031	6,484	6,352
Ginnie Mae II Pool 3% 8/20/2031	75,388	73,844
Ginnie Mae II Pool 3% 9/20/2031	30,504	29,872
Ginnie Mae II Pool 3.5% 12/20/2041	80,817	77,149
Ginnie Mae II Pool 3.5% 2/20/2043	27,437	26,112
Ginnie Mae II Pool 3.5% 2/20/2050	45,111	42,031
Ginnie Mae II Pool 3.5% 5/20/2043	12,239	11,591
Ginnie Mae II Pool 4% 1/20/2041	112,219	109,906
Ginnie Mae II Pool 4% 1/20/2046	2,167	2,105
Ginnie Mae II Pool 4% 10/20/2040	37,009	36,253
Ginnie Mae II Pool 4% 10/20/2045	65,579	63,707
Ginnie Mae II Pool 4% 12/20/2045	2,265	2,201
Ginnie Mae II Pool 4% 3/20/2047	127,252	123,560
Ginnie Mae II Pool 4% 4/20/2047	227,853	220,957
Ginnie Mae II Pool 4% 5/20/2046	113,493	110,378
Ginnie Mae II Pool 4% 6/20/2045	121,108	117,753
Ginnie Mae II Pool 4% 7/20/2044	4,723	4,599
Ginnie Mae II Pool 4% 8/20/2043	6,909	6,740
Ginnie Mae II Pool 4% 8/20/2045	72,094	70,055
Ginnie Mae II Pool 4% 9/20/2045	1,834	1,781
Ginnie Mae II Pool 4.5% 1/20/2045	2,769	2,774
Ginnie Mae II Pool 4.5% 10/20/2044	2,170	2,173
Ginnie Mae II Pool 4.5% 11/20/2039	3,478	3,489
Ginnie Mae II Pool 4.5% 11/20/2041	1,149	1,152
Ginnie Mae II Pool 4.5% 11/20/2048	56,712	56,598
Ginnie Mae II Pool 4.5% 12/20/2048	70,641	70,411
Ginnie Mae II Pool 4.5% 2/20/2042	1,415	1,418
Ginnie Mae II Pool 4.5% 2/20/2044	10,446	10,471
Ginnie Mae II Pool 4.5% 3/20/2046	7,487	7,500
Ginnie Mae II Pool 4.5% 4/20/2035	15,550	15,608
Ginnie Mae II Pool 4.5% 5/20/2041	31,839	31,936
Ginnie Mae II Pool 4.5% 5/20/2042	22,144	22,211
Ginnie Mae II Pool 4.5% 5/20/2046	3,876	3,882
Ginnie Mae II Pool 4.5% 6/20/2041	13,439	13,479
Ginnie Mae II Pool 4.5% 6/20/2043	1,766	1,771
Ginnie Mae II Pool 4.5% 6/20/2044	2,283	2,289
Ginnie Mae II Pool 4.5% 8/20/2048	4,000	3,996
Ginnie Mae II Pool 4.5% 9/20/2039	6,211	6,231
Ginnie Mae II Pool 4.5% 9/20/2046	2,427	2,434
Ginnie Mae II Pool 5% 1/1/2056 (e)	76,650,000	76,482,328
Ginnie Mae II Pool 5% 12/1/2055 (e)	153,300,000	153,132,320
Ginnie Mae II Pool 5% 12/20/2054	4,740,599	4,754,480
Ginnie Mae II Pool 5.5% 1/1/2056 (e)	111,800,000	112,835,022
Ginnie Mae II Pool 5.5% 1/20/2055	4,980,363	5,110,050
Ginnie Mae II Pool 5.5% 12/1/2055 (e)	149,525,000	151,043,606
Ginnie Mae II Pool 5.5% 12/20/2054	5,965,412	6,131,935
Ginnie Mae II Pool 6% 1/1/2056 (e)	140,350,000	143,063,794
Ginnie Mae II Pool 6% 12/1/2055 (e)	318,875,000	324,928,651
Ginnie Mae II Pool 6% 12/20/2054	8,109,193	8,263,761
Ginnie Mae II Pool 6% 2/1/2056 (e)	86,150,000	87,755,216
Ginnie Mae II Pool 6.5% 5/20/2055	24,924,748	25,695,506
Uniform Mortgage Backed Securities 2% 1/1/2056 (e)	73,600,000	59,940,878
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	161,900,000	131,796,719
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	17,525,000	14,919,525
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	35,050,000	29,830,838
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	10,325,000	9,170,697
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (e)	66,750,000	65,292,454
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (e)	99,100,000	97,017,354
Uniform Mortgage Backed Securities 5% 12/1/2040 (e)	23,650,000	23,923,453
Uniform Mortgage Backed Securities 5% 12/1/2055 (e)	11,000,000	10,979,375
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (e)	69,850,000	70,676,738
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (e)	96,850,000	98,075,753
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	127,775,000	130,814,652
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	209,875,000	214,908,726
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	2,675,000	2,772,281
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	80,425,000	83,308,992
TOTAL UNITED STATES		4,814,248,416
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,769,528,992)		4,814,248,416

U.S. Treasury Obligations - 39.2%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040 (t)	4.48 to 4.61	10,665,000	6,900,172
US Treasury Bonds 1.875% 11/15/2051	1.92 to 5.00	31,946,000	18,265,375
US Treasury Bonds 1.875% 2/15/2051	4.84 to 5.01	9,500,000	5,486,250
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	13,900,000	9,897,777
US Treasury Bonds 2% 8/15/2051	4.94	5,000,000	2,961,523
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	29,700,000	18,610,066
US Treasury Bonds 2.25% 8/15/2046	4.92	90,000	60,749
US Treasury Bonds 2.25% 8/15/2049	4.66 to 4.79	84,700,000	54,661,277
US Treasury Bonds 2.75% 8/15/2047	4.66	4,000,000	2,932,188
US Treasury Bonds 2.875% 5/15/2049	4.77	27,953,600	20,604,861
US Treasury Bonds 2.875% 5/15/2052	3.19 to 5.04	10,996,000	7,924,852
US Treasury Bonds 3% 2/15/2047	4.93 to 4.96	8,200,000	6,329,695
US Treasury Bonds 3% 2/15/2049	4.82	2,000,000	1,513,047
US Treasury Bonds 3% 5/15/2047	4.71	10,000,000	7,700,000
US Treasury Bonds 3% 8/15/2052	3.37 to 4.02	56,140,000	41,473,425
US Treasury Bonds 3.25% 5/15/2042	3.39 to 5.23	12,305,000	10,459,731
US Treasury Bonds 3.625% 2/15/2053	3.62 to 5.09	196,335,000	163,794,007
US Treasury Bonds 3.875% 5/15/2043 (s)	4.14 to 4.58	4,000,000	3,662,397
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	256,713,000	229,186,548
US Treasury Bonds 4.125% 8/15/2044	4.65	760,000	712,530
US Treasury Bonds 4.125% 8/15/2053	4.23 to 5.11	142,118,000	129,599,402
US Treasury Bonds 4.25% 2/15/2054	4.46 to 4.82	451,441,000	420,386,798
US Treasury Bonds 4.25% 8/15/2054	4.57 to 4.97	219,685,000	204,590,237
US Treasury Bonds 4.375% 8/15/2043	4.76 to 5.16	40,600,000	39,577,070
US Treasury Bonds 4.5% 11/15/2054	4.33 to 4.85	355,800,000	345,570,750
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	990,000	978,166
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	45,890,000	45,907,926
US Treasury Bonds 4.625% 11/15/2045	4.61	3,075,000	3,072,598
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.71	16,300,000	16,182,844
US Treasury Bonds 4.625% 2/15/2055	4.60 to 5.09	106,475,000	105,601,437
US Treasury Bonds 4.625% 5/15/2044	4.55 to 4.73	1,583,000	1,587,452
US Treasury Bonds 4.625% 5/15/2054	3.96 to 4.73	222,620,000	220,689,466
US Treasury Bonds 4.75% 11/15/2053	4.52	15,000,000	15,152,344
US Treasury Bonds 4.75% 5/15/2055	4.55 to 5.00	282,005,000	285,397,873
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.92	262,300,000	265,578,750
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.65	9,067,000	9,350,344
US Treasury Bonds 5% 5/15/2045	4.55 to 4.89	5,550,000	5,817,961
US Treasury Bonds 6.25% 5/15/2030 (t)	4.16 to 4.91	12,400,000	13,753,828
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	16,561,759	16,174,226
US Treasury Notes 0.75% 3/31/2026	4.28	3,470,000	3,435,680
US Treasury Notes 2.625% 7/31/2029	4.45	11,120,000	10,772,066
US Treasury Notes 2.75% 8/15/2032	3.86	11,000,000	10,337,852
US Treasury Notes 2.875% 5/15/2032 (r)(s)	2.98 to 4.08	14,377,000	13,660,396
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.43	146,650,000	142,342,156
US Treasury Notes 3.375% 9/15/2028	3.53	2,000,000	1,993,750
US Treasury Notes 3.5% 1/31/2030	3.68	10,000,000	9,973,828
US Treasury Notes 3.5% 2/15/2033	3.53 to 4.24	137,914,000	135,204,205
US Treasury Notes 3.625% 10/31/2030	3.61 to 3.73	50,400,000	50,443,313
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.88	969,000	970,817
US Treasury Notes 3.625% 8/15/2028	3.73	3,000,000	3,010,313
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.69	367,200,000	367,572,936
US Treasury Notes 3.625% 9/30/2030	3.59 to 3.77	86,300,000	86,380,906
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	126,300,000	125,855,977
US Treasury Notes 3.75% 10/31/2032	3.79 to 3.92	65,600,000	65,446,250
US Treasury Notes 3.75% 12/31/2030	4.07	1,700,000	1,709,762
US Treasury Notes 3.75% 4/15/2028	3.69	13,910,000	13,989,874
US Treasury Notes 3.75% 5/31/2030	3.61 to 3.72	3,393,000	3,416,062
US Treasury Notes 3.75% 8/31/2031	3.54 to 4.68	711,200,000	713,672,529
US Treasury Notes 3.875% 12/31/2029	4.13	78,205,000	79,112,300
US Treasury Notes 3.875% 4/30/2030	3.70	1,500,000	1,517,988
US Treasury Notes 3.875% 6/30/2030	3.58 to 3.96	42,500,000	43,012,988
US Treasury Notes 3.875% 7/31/2030	3.72 to 3.83	20,000,000	20,239,062
US Treasury Notes 3.875% 8/15/2033 (s)	3.96 to 4.62	93,098,000	93,272,559
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.77	522,160,000	520,101,489
US Treasury Notes 3.875% 8/31/2032	3.81 to 4.00	108,700,000	109,341,160
US Treasury Notes 3.875% 9/30/2032	3.77 to 3.93	184,200,000	185,207,344
US Treasury Notes 4% 10/31/2029	3.68	5,600,000	5,689,906
US Treasury Notes 4% 11/15/2035	4.02 to 4.15	20,120,000	20,088,563
US Treasury Notes 4% 2/15/2034	3.87 to 4.74	18,048,000	18,190,410
US Treasury Notes 4% 2/28/2030	4.13 to 4.39	368,000	374,137
US Treasury Notes 4% 3/31/2030	3.94	7,100,000	7,219,258
US Treasury Notes 4% 4/30/2032	3.85 to 4.25	88,500,000	89,799,844
US Treasury Notes 4% 5/31/2030	3.54 to 4.01	97,802,000	99,486,792
US Treasury Notes 4% 6/30/2032	3.82 to 4.18	108,800,000	110,334,250
US Treasury Notes 4% 7/31/2032	3.92 to 4.11	131,135,000	132,922,739
US Treasury Notes 4.125% 10/31/2031	3.97 to 4.37	79,500,000	81,282,539
US Treasury Notes 4.125% 11/15/2032	3.68 to 4.09	82,955,000	84,662,707
US Treasury Notes 4.125% 11/30/2029	4.11	340,000	347,091
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.55	68,000,000	69,522,031
US Treasury Notes 4.125% 2/29/2032	3.86 to 4.36	137,683,000	140,684,060
US Treasury Notes 4.125% 3/31/2031	4.35 to 4.65	71,974,000	73,638,399
US Treasury Notes 4.125% 3/31/2032	3.87 to 4.26	307,500,000	314,190,527
US Treasury Notes 4.125% 5/31/2032	3.71 to 4.20	270,732,000	276,569,334
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.19	140,900,000	144,118,100
US Treasury Notes 4.25% 11/15/2034	4.01 to 4.47	317,900,000	325,027,916
US Treasury Notes 4.25% 5/15/2035	3.94 to 4.48	366,247,000	373,800,844
US Treasury Notes 4.25% 6/30/2031	4.45	1,400,000	1,441,070
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.29	528,700,000	538,943,563
US Treasury Notes 4.375% 11/30/2030	3.71 to 3.74	12,000,000	12,412,500
US Treasury Notes 4.375% 12/31/2029	4.39	550,000	566,778
US Treasury Notes 4.375% 5/15/2034	3.66 to 4.61	119,720,000	123,769,903
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.44	115,372,000	120,406,005
US Treasury Notes 4.5% 12/31/2031	3.85	1,500,000	1,563,750
US Treasury Notes 4.625% 2/15/2035	4.01 to 4.58	223,484,000	234,789,072
US Treasury Notes 4.625% 4/30/2029	3.87 to 4.72	8,220,000	8,508,342
US Treasury Notes 4.625% 9/30/2028	3.56 to 4.85	2,330,000	2,400,810
US Treasury Notes 4.625% 9/30/2030	5.01	526,000	549,546
US Treasury Notes 4.75% 2/15/2045	4.89 to 4.97	12,980,000	13,184,841
US Treasury Notes 4.875% 10/31/2030	3.69	3,000,000	3,169,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,940,609,266)			8,999,754,350

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.02	1,018,366,305	1,018,569,978
Fidelity Securities Lending Cash Central Fund (v)(w)	4.02	20,969,000	20,971,097
TOTAL MONEY MARKET FUNDS (Cost $1,039,541,075)			1,039,541,075

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,400,000	226,554
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	10,620,000	189,202
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	8,150,000	280,303
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	15,980,000	565,053
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	18,830,000	602,825
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	9,400,000	271,602
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,350,000	101,361
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	22,400,000	784,090
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	12,260,000	90,108
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	11,300,000	343,354
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	17,020,000	509,363
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	22,600,000	791,770
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	27,200,000	1,012,434
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	7,830,000	145,678
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	3,000,000	18,997
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	5,370,000	164,978
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	16,980,000	478,303
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	24,300,000	300,144

TOTAL PUT SWAPTIONS			6,876,119
Call Swaptions - 0.0%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	22,600,000	717,586
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,350,000	126,032
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	27,200,000	670,433
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	11,300,000	376,104
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	22,400,000	712,807
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	8,150,000	264,160
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	17,020,000	644,655
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	16,980,000	346,015
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	9,400,000	343,579
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	24,300,000	820,831
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,400,000	271,808
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	18,830,000	658,120
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	3,000,000	27,996
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	15,980,000	514,601
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	5,370,000	197,190
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	7,830,000	119,069
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	12,260,000	375,024
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	10,620,000	320,431

TOTAL CALL SWAPTIONS			7,506,441
TOTAL PURCHASED SWAPTIONS (Cost $16,776,092)			14,382,560

TOTAL INVESTMENT IN SECURITIES - 110.7% (Cost $25,114,795,735)	25,392,878,316
NET OTHER ASSETS (LIABILITIES) - (10.7)%	(2,422,336,744)
NET ASSETS - 100.0%	22,970,541,572

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(153,300,000)	(153,132,320)
Ginnie Mae II Pool 5.5% 12/1/2055	(149,525,000)	(151,043,606)
Ginnie Mae II Pool 6% 1/1/2056	(52,900,000)	(53,922,869)
Ginnie Mae II Pool 6% 12/1/2055	(318,875,000)	(324,928,651)
Uniform Mortgage Backed Securities 2% 12/1/2055	(152,725,000)	(124,327,695)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(35,050,000)	(29,830,838)
Uniform Mortgage Backed Securities 3% 12/1/2055	(750,000)	(666,152)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(500,000)	(489,082)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(99,100,000)	(97,017,354)
Uniform Mortgage Backed Securities 5% 12/1/2055	(11,800,000)	(11,777,875)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(90,425,000)	(91,569,437)
Uniform Mortgage Backed Securities 6% 12/1/2055	(198,575,000)	(203,337,703)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(80,425,000)	(83,308,992)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,325,352,574)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,323,434,451)		(1,325,352,574)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	17	12/15/2025	1,244,724	(18,560)	(18,560)
CBOT 10Y US Treasury Notes Contracts (United States)	5,044	3/20/2026	571,705,875	2,624,797	2,624,797
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	15	3/20/2026	1,743,281	11,925	11,925
CBOT 2Y US Treasury Notes Contracts (United States)	2,696	3/31/2026	563,063,813	242,674	242,674
CBOT 5Y US Treasury Notes Contracts (United States)	5,179	3/31/2026	568,435,711	1,488,768	1,488,768
CBOT US Treasury Long Bond Contracts (United States)	238	3/20/2026	27,957,563	188,498	188,498
Eurex Euro-Bund Contracts (Germany)	5	12/8/2025	747,730	286	286
TMX 10Y Canadian Bond Contracts (Canada)	59	3/20/2026	5,192,608	21,215	21,215

TOTAL PURCHASED					4,559,603

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	446	3/20/2026	50,551,313	(234,288)	(234,288)
CBOT 5Y US Treasury Notes Contracts (United States)	704	3/31/2026	77,269,500	(209,716)	(209,716)
ICE Long GILT Futures (United Kingdom)	11	3/27/2026	1,333,469	(11,342)	(11,342)

TOTAL SOLD					(455,346)

TOTAL FUTURES CONTRACTS					4,104,257
The notional amount of futures purchased as a percentage of Net Assets is 7.6%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	351,000	USD	407,495	BNP Paribas SA	12/11/2025	(2)
EUR	3,047,000	USD	3,538,849	BNP Paribas SA	12/11/2025	(1,438)
EUR	130,000	USD	150,058	Bank of America NA	12/11/2025	866
USD	859,530	AUD	1,322,000	JPMorgan Chase Bank NA	12/11/2025	(6,648)
USD	644,720	AUD	998,000	JPMorgan Chase Bank NA	12/11/2025	(9,173)
USD	3,150,021	CAD	4,428,000	JPMorgan Chase Bank NA	12/11/2025	(20,205)
USD	386,982	EUR	336,000	BNP Paribas SA	12/11/2025	(3,097)
USD	118,305,298	EUR	102,744,000	BNP Paribas SA	12/11/2025	(975,240)
USD	27,029,388	GBP	20,714,000	JPMorgan Chase Bank NA	12/11/2025	(389,818)
USD	1,377,743	GBP	1,048,000	JPMorgan Chase Bank NA	12/11/2025	(9,498)
USD	1,974,796	JPY	303,550,000	Goldman Sachs Bank USA	12/11/2025	29,457
USD	1,918,205	JPY	299,600,000	JPMorgan Chase Bank NA	12/11/2025	(1,819)
USD	835,948	JPY	127,800,000	JPMorgan Chase Bank NA	12/11/2025	16,925

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,369,690)
Unrealized Appreciation						47,248
Unrealized Depreciation						(1,416,938)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(3)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(5)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	(88)	(310)	(398)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		180,000	31,230	(42,404)	(11,174)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		330,000	57,255	(77,450)	(20,195)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		30,000	5,205	(7,602)	(2,397)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		60,000	10,410	(15,211)	(4,801)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	31,230	(49,591)	(18,361)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		370,000	64,195	(102,975)	(38,780)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		350,000	60,725	(101,652)	(40,927)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	19,085	(32,088)	(13,003)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		950,000	164,824	(268,303)	(103,479)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		130,000	22,555	(35,799)	(13,244)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		590,000	102,365	(139,142)	(36,777)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	20,820	(27,715)	(6,895)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	156,149	(195,001)	(38,852)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	29,495	(45,037)	(15,542)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	29,495	(38,745)	(9,250)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	31,230	(39,923)	(8,693)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	31,230	(29,008)	2,222
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	104,100	(97,421)	6,679
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	225,549	(197,228)	28,321
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	183,783	(177,681)	6,102
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,900,000	180,237	(94,423)	85,814
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	123,320	(51,519)	71,801
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,200,000	113,834	(45,265)	68,569
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	56,917	(23,283)	33,634
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	75,889	(30,584)	45,305
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	94,862	(35,917)	58,945
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	350,850	(135,372)	215,478
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		1,100,000	183,779	(72,312)	111,467
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		400,000	66,829	(28,151)	38,678
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		700,000	107,207	(110,881)	(3,674)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	66,829	(58,879)	7,950
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,299,311	23,516	(56,006)	(32,490)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		600,000	100,243	(87,205)	13,038
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	133,657	(114,032)	19,625
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		1,399,708	9,977	(16,394)	(6,417)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,100,000	(5,118)	(16,758)	(21,876)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	66,403	(49,946)	16,457
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		11,397,621	81,238	(95,414)	(14,176)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		13,097,267	93,352	(111,572)	(18,220)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	1,600,000	(8,763)	439	(8,324)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,350,000	2,196	(16,169)	(13,973)
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	1,630,000	(410,223)	380,939	(29,284)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,050,000	(31,587)	23,172	(8,415)
UniCredit SpA 5.375% 4/16/2034		12/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,450,000	(3,177)	(9,088)	(12,265)
Societe Generale SA 5.25% 9/6/2032		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,250,000	5,430	(17,295)	(11,865)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		3,299,311	23,516	(31,130)	(7,614)
Deutsche Bank AG 5.625% 5/19/2031		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,200,000	12,350	(20,893)	(8,543)
Generali 4.125% 5/4/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,650,000	(10,396)	4,542	(5,854)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,400,000	(10,744)	3,082	(7,662)
BMW Finance NV 0.75% 7/13/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,700,000	(81,241)	65,826	(15,415)
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly		700,000	66,403	(57,227)	9,176
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	104,100	(102,378)	1,722
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	84,900	(85,185)	(285)
5Y CDX EMIG CDSI Series 44 Index		12/20/2030	ICE	(1%)	Quarterly		4,185,000	(4,595)	0	(4,595)

TOTAL BUY PROTECTION								3,042,832	(2,815,565)	227,267
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	88	452	540
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		16,100,000	(218,165)	211,113	(7,052)

TOTAL SELL PROTECTION								(218,077)	211,565	(6,512)
TOTAL CREDIT DEFAULT SWAPS								2,824,755	(2,603,999)	220,756

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	240,976,000	761,636	0	761,636
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	332,879,000	1,280,209	0	1,280,209
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	121,926,000	536,175	0	536,175
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2032	4,554,000	13,858	0	13,858
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	1,100,000	692	0	692
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	3,694,000	54,703	0	54,703
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2030	7,935,000	29,907	0	29,907
TOTAL INTEREST RATE SWAPS							2,677,180	0	2,677,180

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,173,670,640 or 18.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Level 3 security.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,483,386 and $1,478,586, respectively.

(k)	Non-income producing - Security is in default.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Non-income producing.
(n)	Security or a portion of the security is on loan at period end.
(o)	Zero coupon bond which is issued at a discount.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $154,212,321 or 0.7% of net assets.

(q)	Security is perpetual in nature with no stated maturity date.
(r)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $14,574,650.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,651,521.
(t)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $3,905,355.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	529,056,061	1,864,403,594	1,374,884,044	7,887,110	(5,633)	-	1,018,569,978	1,018,366,305	1.8%
Fidelity Securities Lending Cash Central Fund	35,487,200	23,766,513	38,282,765	32,628	149	-	20,971,097	20,969,000	0.1%
Total	564,543,261	1,888,170,107	1,413,166,809	7,919,738	(5,484)	-	1,039,541,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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